Registration No. 333-148940
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 4	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 59	☑

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423, Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Senior Vice President, General Counsel and Secretary
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Point Drive, Suite 300
West Chester, Ohio 45069

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under
TotalGroup group flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C
TotalGroup—File No. 333-148940
Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus

1. Cover Page	Cover Page

2. Definitions	Definitions
(Definitions used in specific sections are defined in those sections.)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information, Appendix A

(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company ®

(b) Registrant	The Separate Account

(c) Portfolio companies	The Portfolios

(d) Portfolios prospectuses	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(b) Sales load	Early Withdrawal Charge

(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers

(d) Commissions	Distribution and Compensation Arrangements

(e) Portfolio company expenses	Expense Tables

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares

(b) (i) Allocations of premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit

(iii) Exchanges	Not Applicable

(c) Changes in contracts or operations	The Contract; The Separate Account

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

9. Death Benefit	Death Benefit; Settlement Options

10. Purchases and Contract Values

(a) Purchases	Purchase Payments

(b) Impact of portfolio company investment	Purchase Payments
performance

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Form N-4 Part A Item No.	Heading in Prospectus

(c) Daily calculation	Purchase Payments; Definitions

(d) Underwriter	Distribution and Compensation Arrangements

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Transfers; Our Right to Terminate

(e) Free look	Your Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional	Statement of Additional Information
Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above

(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above

(c) Frequent transfer arrangements	Not Applicable

20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts

21. Calculation of Performance Data

(a) Money market funded	(SAI) Standardized Yield for the Money Market Subaccount
subaccounts

(b) Other subaccounts	(SAI) Performance Information

22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of financial Terms

23. Financial Statements	(SAI) Financial Statements
Form N-4 Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
TotalGroup®
GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
PROSPECTUS DATED MAY 1, 2011
This prospectus describes a group flexible premium deferred annuity contract (the “Contract”). The prospectus also describes the interest that a participant (the “Participant”) has in the Contract. Each Participant’s interest in the Contract is evidenced by a Certificate of Participation (the “Certificate”).
Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract. The Contract is available for tax-qualified and non-tax-qualified retirement arrangements. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contract offers tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The Contract offers both variable and fixed investment options.
The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contract currently offers 43 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios	Invesco Variable Insurance Funds*
-Large Company Value Fund-Class II	-Invesco V.I. Capital Development Fund-Series II Shares
-Mid Cap Value Fund-Class II	-Invesco V.I. Global Real Estate Fund-Series II Shares
-Vista SM Fund-Class I	-Invesco V.I. International Growth Fund-Series II Shares
-Invesco V.I. Mid Cap Core Equity Fund-Series II Shares
Calamos® Advisors Trust	-Invesco V.I. Small Cap Equity Fund-Series I Shares
-Growth and Income Portfolio	-Invesco Van Kampen V.I. Comstock Fund-Class I
-Invesco Van Kampen V.I. Mid Cap Value Fund-Class I
Davis Variable Account Fund, Inc.
-Value Portfolio	Janus Aspen Series
-Balanced Portfolio-Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-	-Enterprise Portfolio-Service Shares
Service Shares	-Janus Portfolio-Service Shares
-Overseas Portfolio-Service Shares
Dreyfus Stock Index Fund, Inc.-Service Shares
Morgan Stanley-The Universal Institutional Funds, Inc.
Dreyfus Variable Investment Fund	-Mid Cap Growth Portfolio-Class I
-Money Market Portfolio
Neuberger Berman Advisers Management Trust
DWS Variable Series II	-Guardian Portfolio-Class S
-Dreman Small Mid Cap Value VIP-Class B
-Global Thematic VIP-Class A	Oppenheimer Variable Account Funds
-Capital Appreciation Fund-Service Shares
Financial Investors Variable Insurance Trust	-Global Securities Fund-Service Shares
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-Main Street Fund®-Service Shares
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Main Street Small & Mid-Cap Fund-Service Shares
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	PIMCO Variable Insurance Trust
-High Yield Portfolio-Administrative Class
Franklin Templeton Variable Insurance Products Trust	-Real Return Portfolio-Administrative Class
-Franklin Small Cap Value Securities Fund-Class 2	-Total Return Portfolio-Administrative Class
-Franklin U.S. Government Fund-Class 2
-Mutual Global Discovery Securities Fund-Class 2	Wilshire Variable Insurance Trust
-Mutual Shares Securities Fund-Class 2	-2015 ETF Fund
-Templeton Foreign Securities Fund-Class 2	-2025 ETF Fund
-Templeton Global Bond Securities Fund-Class 2	-2035 ETF Fund

*	The full legal name of Invesco Variable Insurance Funds is AIM Invesco Variable Insurance Funds (Invesco Variable Insurance Funds).
The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

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2011 Portfolio Changes

•	On May 1, 2011 or as soon as practical after that date, Invesco Van Kampen V.I. Value Portfolio (the “Target Fund”) will be acquired by Invesco Van Kampen V.I. Comstock Fund (the “Acquiring Fund”). Shareholders will receive the same class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.

•	On April 30, 2011, Oppenheimer Main Street Small Cap Fund changed its name to Main Street Small- & Mid-Cap Fund.

This prospectus includes information an investor should know before investing in the Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2011, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. The SAI (as well as other information regarding the Contract, the Separate Account or the Company) is available at the Securities and Exchange Commission web site: www.sec.gov. The registration number for the Contract is 333-148940.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

Contract Availability
The Contract is not available in all states and may not be available under all retirement arrangements. For additional information about the availability of the Contract, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
Right to Cancel
In some states, a Participant may have the right to cancel his or her interest in the Contract within a certain number of days after he or she receives his or her Certificate. Generally, the Participant will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Overview
A brief overview of the Contract and a Participant’s interest in the Contract is included on pages 10-11 of this prospectus.

DEFINITIONS
The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract or the Certificate, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.
Please note that the words “you” and “your” in this prospectus refer to the Participant.
Account Value
The sum of your “variable account value” and your “fixed account value.”
•	Your “variable account value” is the value of your interest in all of the Subaccounts.

•	Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.
Accumulation Unit
A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”
Annuity Benefit
The payments that may be made as described in the Annuity Benefit section of the Certificate. Annuity benefit payments are generally made to you as the payee.
Beneficiary
The person entitled to receive any Death Benefit that is to be paid with respect to your interest in the Contract.
More information about the Beneficiary is included in the Other Contract and Certificate Provisions section of the prospectus.
Benefit Unit
A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”
Certificate
The certificate of participation that evidences your interest in the Contract. This Certificate is not a contract and is not part of the Contract.
Certificate Anniversary
The date in each year that is the annual anniversary of your Certificate effective date. Your Certificate effective date is the date that your interest in the Contract took effect. Your Certificate effective date is set out on the Certificate specifications page.
Certificate Year
Each 12 month period that begins on your Certificate effective date or on a Certificate Anniversary.
Company
Annuity Investors Life Insurance Company®.
•	The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.
Commencement Date
The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.
•	Your Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. Your Annuity Commencement Date on the Certificate effective date is shown on the Certificate specifications page.

•	Your Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

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Contract
The group flexible premium deferred variable annuity contract described in this prospectus and in which you have an interest.
•	The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, any application for a rider or an endorsement to the Contract, and any Participant applications and enrollment forms.
Death Benefit
The benefit described in the Death Benefit section of the Certificate.
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.
Good Order
We cannot process information or a request until we have received your instructions in “Good Order” at our Administrative Office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.
Net Investment Factor
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.
Owner
The owner of the Contract identified on the Certificate specifications page. The Owner must be your employer or the trustee of your employer’s retirement plan.
Participant
The person identified on the Certificate specifications page who has an interest in the Contract and for whom an account is established.
•	The words “you” and “your” in this prospectus also refer to the Participant.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payment
An amount received by us for your interest in the Contract. This amount is after the deduction of applicable premium or other taxes.
Separate Account
Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.
Surrender Value
An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: any fees or charges that would apply upon a surrender;
•	any applicable premium tax or other taxes not previously deducted; and

•	the outstanding balance of any loans.

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SEC
Securities and Exchange Commission.
Valuation Date
Each day on which the New York Stock Exchange is open for business.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
Additional Details
The statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:
•	variable account value;

•	fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit Values.
EXPENSE TABLES
These tables describe the fees and expenses you will pay when you acquire an interest in the Contract, during the time that you hold your interest in the Contract, and when you withdraw money from your interest in the Contract.
Table A: Participant Transaction Expenses
The first table describes the fees and expenses that you will pay at the time you acquire an interest in the Contract, withdraw money from your interest in the Contract, surrender your interest in the Contract, annuitize your interest in the Contract, make a transfer between investment options, or borrow money from your interest in the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	5.00%	5.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Origination Fee	$50	$50
Loan Interest Spread	3.00%	5.00%
The early withdrawal charge is calculated as a percentage of the amount withdrawn, surrendered or annuitized. The charge decreases to zero after Certificate Year 5. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.
This fee currently applies to each transfer in excess of 12 in any Certificate Year.

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Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral is 3%, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 5%.
Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you hold your interest in the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Certificate Maintenance Fee	$40
Separate Account Annual Expenses
Mortality and Expense Risk Charge	0.85%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.00%
If you surrender your interest in the Contract, we will apply the certificate maintenance fee at that time.
Table C: Total Annual Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you hold your interest in the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.52%	1.45%
The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2010. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.
The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses are the expenses of the Invesco Global Real Estate Fund.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:
•	early withdrawal charges (described in Table A above);

•	annual certificate maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).
Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Certificate with Maximum Fund Operating Expenses
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual certificate maintenance fee of $40 and Separate Account annual expenses of 1.00% are incurred.

•	The maximum Portfolio expenses (1.45%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of early withdrawal charges on your costs.

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In this table, we assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$793	$1,238	$1,713	$3,967
In this table, we assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$293	$938	$1,673	$3,967
Example 2: Certificate with Minimum Fund Operating Expenses
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual certificate maintenance fee of $40 and Separate Account annual expenses of 1.00% are incurred.

•	The maximum Portfolio expenses (0.52%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of early withdrawal charges on your costs.
In this table, we assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$698	$938	$1,244	$2,755
In this table, we assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$198	$638	$1,144	$2,755
FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•	year-end accumulation unit values for each Subaccount for the period ended December 31, 2009 and the year ended December 31, 2010; and

•	number of accumulation units outstanding as of the end of the period or year.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

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What Is the Contract?
The Contract is a group deferred variable annuity, which is an insurance product. It is a contract between the Owner and the Company, under which we promise to pay a stream of payments to each Participant at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.
The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your interest in the Contract will vary depending on the performance of the investment options you choose.
What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your interest in the Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before your Annuity Commencement Date and before you surrender your interest in the Contract.

Tax Deferral	The Contract is tax-deferred. This means you pay no taxes on the interest and investment gains related to your interest in the Contract until you withdraw money from your interest in the Contract. You may transfer money from one investment option to another within the Contract without paying tax at the time of the transfer.
If the Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.
A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.
What Are the Risks Related to the Contract?
•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract.

•	If you withdraw money from your interest in the Contract or surrender your interest in the Contract before age 59 1/2, a penalty tax may be applicable.
How Do I Acquire an Interest in the Contract?
The Owner will collect Purchase Payments by payroll deduction or otherwise and will send them to us. To acquire an interest in a Tax-Qualified Contact, your minimum initial Purchase Payment must be at least $50. To acquire an interest in any other Contract, your minimum initial Purchase Payment must be at least $100. Additional information about the requirements that apply to Participants and Purchase Payments is included in the Purchase Payments and Allocations to Investment Options section of this prospectus.
How Do I Cancel My Certificate?
In some states, you may have the right to cancel your Certificate within a certain number of days after you receive it. Generally, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. Any right to cancel is described more fully in your Certificate.
What Fees and Charges Apply to My Interest in the Contract?
We will charge the fees and charges listed below.
•	An annual Certificate maintenance fee

•	A transfer fee for certain transfers among investment options

•	An early withdrawal charge, if applicable

•	An administration charge

•	A mortality and expense risk charge

•	Premium taxes, if any

•	Loan origination fee, if applicable

10

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.
In addition to fees and charges described in your Certificate, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2010 are described in the prospectuses of the Portfolios.
Will Any Charges or Penalties Apply to Withdrawals or upon Surrender or Annuitization?
An early withdrawal charge may apply if you make withdrawals from your interest in the Contract, surrender your interest in the Contract or annuitize your interest in the Contract at any time in the first 5 Certificate Years. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Certificate maintenance fee when you surrender your interest in the Contract. These charges and fees are described in the Fees and Charges section of this prospectus.
If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1/2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.
How Do I Contact the Company?
Any questions or inquiries should be directed to our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gafri.com.
THE PORTFOLIOS
Overview
The Separate Account currently is divided into 43 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the Portfolio’s investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-4523, or call us at 1-800-789-6771 or go to our website at www.gafri.com.
You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

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Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
Portfolio, Share Classes, Advisors and Portfolio Investment Categories

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Large Company Value Fund	Class II	American Century Investment Management	Domestic equity: Large value
Mid Cap Value Fund	Class II	American Century Investment Management	Domestic equity: Mid cap value
VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

Calamos® Advisors Trust
Growth and Income Portfolio	N/A	Calamos Advisors	Balanced: Moderate allocation

Davis Variable Account Fund, Inc.
Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	Domestic equity: Large blend

Dreyfus
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capitol Management Corporation*	Domestic equity: Large blend
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable

DWS Variable Series II
Dreman Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Sub-Advisor: Dreman Value Management	Domestic equity: Small value
Global Thematic VIP	Class A	Deutsche Investment Management Americas	International equity: World stock

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Moderate allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Domestic equity: Large blend
Ibbotson Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Securities Fund	Class 2	Franklin Advisory Services	Domestic equity: Small value
Franklin U.S. Government Fund	Class 2	Franklin Advisers	Government bond: Intermediate government
Mutual Global Discovery Securities Fund	Class 2	Franklin Mutual Advisers	International equity: World stock
Mutual Shares Securities Fund	Class 2	Franklin Mutual Advisers	Domestic equity: Large value
Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel Sub-Advisor: Franklin Templeton Investment Management	International equity: Foreign large value
Templeton Global Bond Securities Fund	Class 2	Franklin Advisers	World bond

Invesco Variable Insurance Funds
Capital Development Fund	Series II	Invesco Advisers	Domestic equity: Mid cap growth
Global Real Estate Fund	Series II	Invesco Advisers	International equity: Global real estate
International Growth Fund	Series II	Invesco Advisers	International equity: Foreign large growth
Mid Cap Core Equity Fund	Series II	Invesco Advisers	Domestic equity: Mid cap blend

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SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Small Cap Equity Fund	Series II	Invesco Advisers	Domestic equity: Small blend
Van Kampen V.I. Comstock Fund	Class I	Invesco Advisers	Domestic equity: Large value
Van Kampen V.I. Mid Cap Value Fund	Class I	Invesco Advisers	Domestic equity: Mid cap value

Janus Aspen Series
Balanced Portfolio	Service	Janus Capital Management	Balanced: Moderate allocation
Enterprise Portfolio	Service	Janus Capital Management	Domestic equity: Mid cap growth
Janus Portfolio	Service	Janus Capital Management	Domestic equity: Large growth
Overseas Portfolio	Service	Janus Capital Management	International equity: Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	Domestic equity: Mid cap growth

Neuberger Berman Advisers Management Trust
Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	Domestic equity: Large blend

Oppenheimer Variable Account Funds
Capital Appreciation Fund	Service	OppenheimerFunds	Domestic equity: Large growth
Global Securities Fund	Service	OppenheimerFunds	International equity: World stock
Main Street Fund®	Service	OppenheimerFunds	Domestic equity: Large blend
Main Street Small & Mid-Cap Fund	Service	OppenheimerFunds	Domestic equity: Small blend

PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management	Specialty bond: High yield bond
Real Return Portfolio	Administrative	Pacific Investment Management	General bond: Inflation-protected bond
Total Return Portfolio	Administrative	Pacific Investment Management	General bond: Intermediate term bond

Wilshire Variable Insurance Trust
2015 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2011-2015
2025 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2021-2025
2035 ETF Fund	N/A	Wilshire Associates	Balanced: Target date 2031-2035

*	Mellon Capital Management Corporation is an affiliate of The Dreyfus Corporation.
THE FIXED ACCUMULATION ACCOUNT
The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest of at least 1% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.
PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS
Overview
The Contract is available for tax-qualified and non-tax-qualified retirement arrangements. The terms of the applicable retirement arrangement will determine whether an individual can become a Participant and hold an interest in the Contract. You should contact the Owner for additional information about this retirement arrangement.
•	If we issued the Contract in connection with a tax-qualified retirement arrangement, you must be between the ages of 18 and 85 on your Certificate effective date.

•	If we issued the Contract in connection with a non-tax-qualified retirement arrangement, you must be between the ages of 0 and 85 on your Certificate effective date.
To determine if you are eligible to acquire an interest in the Contract, we will use your age as of your last birthday.
We will allocate Purchase Payments to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

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Purchase Payments
Purchase Payments will be collected by payroll deduction or otherwise. The Owner is responsible for collecting Purchase Payments and sending them to us.
We must receive the initial Purchase Payment for your interest in the Contract on or before the Certificate effective date. We must receive each other Purchase Payment related to your interest in the Contract on or before the earliest of:
•	your Annuity Commencement Date;

•	a death for which a Death Benefit is payable with respect to your interest in the Contract; or

•	the date that your interest in the Contract is surrendered.
Current Restrictions on Purchase Payment Amounts

Minimum amounts	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$50	$100
Minimum additional Purchase Payment	$50	$100
Maximum amounts	Tax Qualified Contract	Any Other Contract
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval
We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.
Processing of Purchase Payments
We will apply the initial Purchase Payment for you to your account using the following rules.
•	If your enrollment form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment.

•	If your enrollment form is not in Good Order, we will attempt to get the enrollment form in Good Order within 5 business days. If the enrollment form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing the Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the enrollment form is in Good Order. Once the enrollment form is in Good Order, we will apply the Purchase Payment within 2 business days.
We will apply each additional Purchase Payment for you to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order.
Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.
Allocations to Investment Options
You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.
Current Restrictions on Allocations
The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

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If you have a right to cancel your Certificate under applicable state law, we reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel your Certificate and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payments(s) or your Account Value, without deduction of an early withdrawal charge.
We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to an investment option is less than $500, we reserve the right to transfer the amount to your other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to your total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.
FEES AND CHARGES
Fees and Charges by the Company
We assess two types of fees and charges.
•	We assess fees and charges directly to your interest in the Contract. These fees and charges are the annual Certificate maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

•	We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Value.
Certificate Maintenance Fee
The Certificate Maintenance Fee offsets expenses that we incur in issuing the Certificates and the Contracts and in maintaining the Certificates, the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When and How Deducted	•	Before the Commencement Date, we deduct this fee as of the Valuation Period after each Certificate Anniversary that the Certificate is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.
	•	After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.
	•	We also deduct the full annual fee at the time of a surrender.

Waivers	•	Before the Commencement Date if your Account Value is at least $50,000 on the date the fee is due.
	•	After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.
	•	After the Commencement Date where required to satisfy state law.
	•	In our discretion where we incur reduced sales and servicing expenses.
Transfer Fee
The Transfer Fee offsets costs that we incur in administering the Certificates and the Contracts.

Amount of Fee	•	$25 for each transfer in excess of 12 in any Certificate Year.
	•	We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

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Early Withdrawal Charge
The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts and interests in the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 5% of the amount withdrawn, surrendered or annuitized.

Certificate Year	Early Withdrawal Charge
Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	2.00%
Year 5	1.00%
Year 6 and after	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization of your interest in the Contract in Certificate Years 1 through 5.

Waivers	•	If you have severed your employment.

See the Waiver of Early Withdrawal Charges section of this prospectus for more information.	•	If the Contract has been in force for 5 years or more.
	•	If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.
	•	Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.
	•	In our discretion where we incur reduced sales and servicing expenses.
	•	Where required to satisfy federal or state law.
Example of Calculation of Early Withdrawal Charge
You surrender your interest in the Contract in Certificate Year 3 when your Account Value is $50,000. No early withdrawal charge waiver applies. We take an early withdrawal charge of $1,500 ($50,000 x 0.03) and you receive $48,500.
Deduction for Early Withdrawal Charge When You Take a Withdrawal
Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 5%, you request $100, and no waiver applies, you receive $100, the charge is $5.26, and the total withdrawal from your account is $105.26.
Administration Charge
The Administration Charge offsets expenses that we incur in administering the Certificates, the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.
Mortality and Expense Risk Charge
The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.
•	We assume mortality risks because we are obligated under the Certificates and the Contracts to make Annuity Benefit payments and Death Benefit payments.

•	We assume expense risks because our actual expenses in administering the Certificates, the Contracts and the Separate Account could exceed the amount recovered through the Certificate maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.002339% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.85%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

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Definition of Net Asset Value
We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
Daily Charges in Leap Years
Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.
Premium Taxes
Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or your Account Value at the time that the tax is imposed.
Loan Origination Fee and Interest
If loans are available under your Certificate and you borrow money under the loan provisions, we will charge a loan origination fee of $50 for each loan. The loan origination fee offsets expenses that we incur in setting up and administering the loan. We will deduct the loan origination fee from the amount that you borrow. We reserve the right to change the amount of this fee at any time. The maximum loan origination fee that we would charge is $50 for each loan.
We will also charge interest on these loans. In addition, you must hold the amount necessary to secure all loans under your Certificate (“collateral amount”) in the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The difference between the amount of interest we charge on a loan and the amount of interest we credit to the collateral amount is called the “loan interest spread.” The current “loan interest spread” is 3%. The maximum “loan interest spread” is 5%.
For more information about loans, see the Loans to Participants section of this prospectus.
Maximum Charges
Except as described above, we will never charge more to your interest in the Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.
•	If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.
Expenses of the Portfolios
In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.
Waiver of Early Withdrawal Charges
Waivers After Severance of Employment
We will waive the early withdrawal charges that would otherwise apply if, at the time that you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract, you have severed your employment.

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Waivers Related to Duration of Contract
We will also waive the early withdrawal charges that would otherwise apply if, at the time that you withdraw money from your interest in the Contract or surrender or annuitize your interest in the Contract, the Contract has been in force for 5 years or more.
Waivers for Certain Annuitizations
We will waive the early withdrawal charges that would otherwise apply if you annuitize your interest in the Contract for life or for a fixed period of at least 10 years.
Extended Care Waiver
(Rider form R6021108NW—Waiver of Early Withdrawal Charges for Extended Care Rider) Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:
•	your Certificate is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Certificate effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.
You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for more details.
Terminal Illness Waiver
(Rider form R6020208NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider) Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:
•	your Certificate is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.
You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for more details.
Disability Waiver
If the Social Security Administration determines, after the Certificate effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.
Additional Information about Waivers
Discretionary Reductions or Waivers of Fees or Charges
We may reduce or waive the standard fees and charges that we assess under the Contract due to reduced sales and servicing expenses and/or negotiations between the Owner and us. To determine if we will reduce or waive a fee or charge, in part or in full, we will look at the relevant factors including, but not limited to, the group size, expense efficiency, Purchase Payment flow, and any prior or existing relationship with us. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.
State Limitations
In some states, our ability to waive fees and charges may be limited by applicable laws, regulations or administrative positions.
TRANSFERS
Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

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A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order.
We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If, at any time after your Account Value first reaches $2,000, the amount allocated by you to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of your other investment option’s value is to your total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.
Current Restrictions on Transfer from the Subaccounts
Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.
Current Restrictions on Transfers to and from the Fixed Accumulation Account
Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.
Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Certificate Year may not exceed the greater of 20% of your fixed account value as of the most recent Certificate Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation to Subaccounts.
Timing Restrictions.
•	You may not transfer amounts from your interest in the Fixed Accumulation Account during the first Certificate Year.

•	You may transfer amounts from your interest in the Fixed Accumulation Account only during the 30-day period following a Certificate Anniversary.

•	Amounts transferred from your interest in the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.
These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.
How to Request a Transfer
Currently, you may make a transfer request by any of the following methods:
•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gafri.com.
All transfer requests must comply with the terms of the Contract and your Certificate. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.
You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
Automatic Transfer Programs
Before the Commencement Date, we offer the automatic transfer services described below. These programs may not be available under all retirement arrangements. For additional information about the availability of the programs, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

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To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Certificate without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Minimum Account and
Service	Description	Transfer Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.	Source of funds must be at least $10,000.

Minimum for each transfer is $500.

		When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).	Balance of the Participant’s interest in the Fixed Accumulation Account must be at least $5,000.

		Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.
Changes in or Termination of Automatic Transfer Programs
You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.
We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.
We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

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Transfer Restrictions Related to Active Trading Strategies
Neither the Contract nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Appendix B to this prospectus contains more information about these processes and restrictions. For example, under our policies, if a Participant engages in more than 12 transfer events in one Certificate Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Certificate Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.
WITHDRAWALS AND SURRENDERS
Withdrawals
You may take withdrawals from your interest in the Contract at any time before the earliest of:
•	your Annuity Commencement Date;

•	a death for which a Death Benefit with respect to your interest in the Contract is payable; or

•	the date that your interest in the Contract is surrendered.
The right to withdraw may be restricted under certain tax-qualified retirement arrangements.
Withdrawals must be made by Written Request.
The amount available for withdrawal will be your Surrender Value as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plans restrictions on withdrawals. The amount of each withdrawal must be at least $500. No withdrawal can be made that would reduce your Surrender Value to less than $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.
A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in your total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.
A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order.
If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.
Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.
Surrenders
You may surrender your interest in the Contract in full at any time before the earlier of:
•	your Annuity Commencement Date; or

•	a death for which a Death Benefit with respect to your interest in the Contract is payable.
A full surrender will terminate your interest in the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.
A surrender must be made by Written Request. The amount available for surrender will be your Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

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A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order.
Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.
Deferral of Payment
We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period:
•	when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted;

•	when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or

•	when the SEC permits a suspension or delay in payment for the protection of security holders.
As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from your interest in the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.
Systematic Withdrawal
Before your Annuity Commencement Date, you may elect to automatically withdraw money from your interest in the Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100.
You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.
Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Certificate than if annuitization were elected. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during the early withdrawal charge period.
Systematic withdrawals may not be available under all retirement arrangements. For more information about a systematic withdrawal program, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.
LOANS TO PARTICIPANTS
We may make loans to Participants who have interests in Contracts issued in connection with certain tax-qualified retirement arrangements. If loans are available under your Certificate, loan provisions are described in the loan endorsement to your Certificate.
We will charge a loan origination fee of $50 on each loan. We will also charge interest on these loans.
These loans will be secured with an interest in your interest in the Contract. If loans are available under your Certificate and you borrow money under the loan provisions, you must hold the amount necessary to secure all loans under your Certificate (“collateral amount”) in the Fixed Accumulation Account. To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro

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rata basis from such Subaccounts to the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.
The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit the collateral amount will be 3%.
The difference between the amount of interest we charge on a loan and the amount of interest we credit to the collateral amount is called the “loan interest spread.”
•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount is 3%, the maximum “loan interest spread” is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 5% and the current “loan interest spread” will be higher than 3%.
If loans are available under your Certificate and you borrow money under the loan provisions, you will not be able to surrender or annuitize your interest in the Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your interest in the Contract. If you default in repaying a loan under your Certificate, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.
If we receive money for your account while a loan is outstanding under your Certificate, we will treat the money as a Purchase Payment unless we are notified that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge.
The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.
Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.
An outstanding loan balance affects your Account Value, your Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on your Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.
For more information about loans, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.
ANNUITY BENEFIT
When your interest in the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, your Account Value is no longer available to you.
Annuity Commencement Date
Your Annuity Commencement Date as of the Certificate effective date is set out on the Certificate specification page. You may change your Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.
You may not change your Annuity Commencement Date to a date earlier than the first Certificate Anniversary. You may not change your Annuity Commencement Date to a date later than the Certificate Anniversary following your 95th birthday, unless we agree.

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Annuity Benefit Amount
If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then your Account Value as of your Annuity Commencement Date will be used to provide these payments. Otherwise, your Surrender Value as of your Annuity Commencement Date will be used to provide Annuity Benefit payments.
The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.
Form of Annuity Benefit Payments
You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before your Annuity Commencement Date. We must receive your Written Request at least 30 days before your Annuity Commencement Date.
If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.
Person Who Receives Annuity Benefit Payments
Annuity Benefit payments generally will be made to you as payee. Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
DEATH BENEFIT
Definitions
Death Benefit Commencement Date
The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.
Death Benefit Valuation Date
The earlier of (1) the date that we have received both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit or (2) the Death Benefit Commencement Date.
Due Proof of Death
A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.
Death Benefit
A Death Benefit is payable with respect to your interest in the Contract if you die before your Annuity Commencement Date and before your interest in the Contract is surrendered.
No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid with respect to your interest in the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits with respect to your interest in the Contract and all other rights with respect to your interest in the Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of your interest in the Contract, no Death Benefit will be paid on your death.

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Death Benefit Amount
The amount of the Death Benefit will be based on the greater of:
•	your Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us for your interest in the Contract, reduced proportionally for any withdrawals, including withdrawals to pay charges.
Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of the withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C. The Death Benefit amount will be reduced by any fees and charges due under the Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans. We will accrue interest on the Death Benefit payable with respect to your interest in the Contract as required by law. Any interest will be added to the Death Benefit when paid.
Allocations and Transfers of Death Benefit Amount
On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to your total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on your Account Value.
Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.
Death Benefit Commencement Date
The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of your death. If no designation is made, then the Death Benefit Commencement Date will be one year after your death.
Form of Death Benefit Payments
You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.
The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.
If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.
If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.
Any election of a settlement option is subject to restrictions stated in any tax qualification endorsement to the Contract.
Application of a Death Benefit to a Settlement Option
When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on your Account Value on the Death Benefit Commencement Date.
The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

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Step Up in Account Value for Successor Owner
If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of your interest in the Contract, your Account Value may be increased. There is no additional charge associated with this feature.
•	Your Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to your Account Value on the applicable date, your Account Value will not be increased.
If your Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to your total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after your death.
SETTLEMENT OPTIONS
We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.
We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.
Once payment begins under a settlement option that is contingent on the life of a specified person or persons (Option B and Option C), the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options (Option A) may be commuted on a basis acceptable to you and us at the time of the commutation request.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.
We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.
Payments under Settlement Options
Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

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If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.
If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.
We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.
Form of Benefit Payments under Settlement Options
Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.
Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. We then deduct a pro-rata portion of the Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.
The variable dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to variable dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. The variable dollar base payment reflects an assumed rate of return that is built into the settlement option table. A higher assumed rate of return means a larger variable dollar base payment. A lower assumed rate of return means a smaller variable dollar base payment.
After the Commencement Date, the actual amount of each variable dollar payment will also reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment. Subsequent variable dollar payments increase only when the actual investment performance is greater than the assumed rate of return. Subsequent variable dollar payments decrease when the actual investment performance is less than the assumed rate of return.
No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the payee may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.
Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer your life expectancy or the Beneficiary’s life expectancy, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

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•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.
The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payments forms, benefit payments calculations, and the assumed daily investment factor.
ADDITIONAL CONTRACT AND CERTIFICATE PROVISIONS
The Contract is an agreement between the Owner of the Contract and the Company. Values, benefits and charges are calculated separately for your Certificate.
Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contract and Certificates. Where required by state law or regulation, the applicable Contract and corresponding Certificates will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
We may make any changes to the Contracts and the Certificates required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators, Contracts owners and Participants and we will notify you of such changes.
At our discretion, we may suspend or discontinue sales of the Contracts.
Your Right to Cancel
In some states, the Owner may have the right to cancel the Contract within a certain number of days after the Owner receives the Certificate. Likewise, a Participant may have the right to cancel his or her Certificate within a certain number of days after he or she receives his or her Certificate. Generally, the Participant will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation of his or her Certificate.
Federal law or the law of the state where the Contract is issued or the Participant lives may vary the cancellation rights.
•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.
If the Owner or the Participant has any cancellation rights, the cover page of the Contract or the Certificate explains the cancellation rights.
During the right to cancel period, we reserve the right to allocate all Purchase Payments made for you temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with the initial Purchase Payment made for you. If you exercise your right to cancel your interest in the Contract and we have allocated Purchase Payments made for you to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payments made for you or your Account Value without deduction of an early withdrawal charge.
Our Right to Terminate Your Interest
We reserve the right to terminate your interest in the Contract at any time that your Surrender Value is less than $500. If we terminate your interest in the Contract, we will pay your Surrender Value to you. We will not terminate your interest in the Contract if a distribution to you is prohibited by the tax qualification endorsement to the Contract or the employer plan endorsement to the Contract.

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Termination of the Contract
We may terminate the Contract by giving the Owner 60 days advance notice. Likewise, the Owner may terminate the Contract by giving us 60 days advance notice. If the Contract is terminated,
•	you may continue your interest in the Contract, but we will not accept any more Purchase Payments for you;

•	the termination will not affect any benefit payments that we are making to you; and

•	the termination will not affect our right to collect any fees or charges under the Contract, the outstanding balance of any loans, or applicable premium tax or other taxes not previously deducted.
Ownership and Participant Provisions
Owner
The Owner of the Contract is your employer or the trustee of your employer’s retirement plan. The Contract Owner is shown on the Certification specifications page. The Contract is held by the Owner for the benefit of the Participants and the Beneficiaries.
The Owner is responsible for collecting Purchase Payments by payroll deduction or otherwise, for remitting them to us in the proper amount, and for providing us with all information needed to apply these amounts properly to the interests of the Participants.
Participant
Each person for whom Purchase Payments are made under the Contract will have an interest in the Contract as a Participant. We will establish an account for each Participant.
As the Participant, you have certain rights under with respect to your interest in the Contract, such as making allocations among investment options, electing a settlement option, and designating the Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own an interest in the Contract, the laws of that state may vary your rights with respect to your interest in the Contract.
Successor Owner to Your Interest in the Contract
In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of your interest in the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary to your interest in the Contract, he or she will become the successor owner of your interest in the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership with respect to your interest in the Contract except the right to name another successor owner.
As required by federal tax law, the Contract and the Certificate contain rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after you death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples
The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.
Transfer of Ownership or Assignment
Neither you nor the Owner may transfer, sell, assign, or in any way alienate an interest in the Contract.
Beneficiary Provisions
The Beneficiary is the person entitled to receive any Death Benefit that is to be paid with respect to your interest in the Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).The Beneficiary is the person or persons whom you designate.

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If there is no Beneficiary designated by you who survives you, then your estate will be the Beneficiary. If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you.
Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.
Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
How to Designate a Beneficiary or Change a Designation
You may make or change a designation of Beneficiary at any time so long as you are still living and have not specified that a prior designation is irrevocable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.
Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a settlement option election.
Payee Provisions
A payee is a person to whom benefits are paid with respect to your interest in the Contract.
•	You are the payee of the Annuity Benefit.

•	The Beneficiary is the payee of the Death Benefit.
Designation of Other Payees
A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Participant can have adverse tax consequences.
In any event, you will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202.
The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The obligations under the Contracts are obligations of the Company. The fixed benefits under the Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under the Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners and participants must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.
The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

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THE SEPARATE ACCOUNT
We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.
The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.
Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts we may operate the Separate Account as a management company or any other form permitted by law.; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts and Certificates as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators, Contract owners and Participants and we will notify you of such changes.
New Subaccounts. We may establish new Subaccounts when, we determine in our sole discretion, that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.
Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.
We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts or Certificates as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators, Contract owners and Participants and we will notify you of such changes.
We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.
FIXED ACCUMULATION ACCOUNT
Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.
The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

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Your Certificate contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.
There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.
VOTING OF PORTFOLIO SHARES
To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.
Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest.* We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.
We will calculate the number of votes for which an owner may provide voting instructions separately for each Subaccount. We will determine the number by applying the owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine the owner’s percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.
After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Principal Underwriter and Selling Firms
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.
We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through its registered representatives and through registered representatives of unaffiliated broker-dealers (the “selling firms”).
GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter and for the sale of AILIC Contracts by its sales representatives. In turn, GAA pay sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.
No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.
You should be aware that GAA, the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for GAA, the

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selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.
Compensation Paid to GAA and All Selling Firms
Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.
GAA and some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.
A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.
Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.
The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.
FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Participant’s interest in a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. A taxpayer should seek advice on legal or tax questions based on his or her particular circumstances from an attorney or tax advisor who is not affiliated with the Company.
Tax-Qualified Retirement Plans
Annuities may qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the owner of the Contract

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should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, though there are exceptions. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

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Roth TSAs, Roth 401(k)s, and Roth 457(b)s
IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. The employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.
Other Group Annuity Programs
Employers and other group sponsors may make annuity contracts that are not tax-qualified retirement plans available for after-tax contributions from their employees or members of the group. Internal Revenue Code (“IRC”) Section 72 will generally govern the taxation of such annuities. The income earned on an interest in a Contract is generally not included in income until it is withdrawn from the Contract. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information.
Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other group annuity programs.

Nonqualified Deferred
	Tax-Qualified Retirement Plans	Compensation Plans	Other Group Annuity Programs
Plan Types
▪  IRC §408 (IRA, SEP, SIMPLE IRA)
▪  IRC §408A (Roth IRA)
▪  IRC §403(b) (Tax-Sheltered Annuity)
▪  IRC §401 (Pension, Profit—Sharing, 401(k))
▪  IRC §457(b) (Governmental §457(b))
▪  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))
		▪ IRC §409A ▪ IRC §457 (Nongovernmental §457(b) and §457(f))	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Eligible employee or other member of group.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

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Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
DELIVERY OF DOCUMENTS TO PARTICIPANTS
Reports and Confirmations
At least once each Certificate Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of your interest in the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made for you after the initial Purchase Payment in quarterly statements of account activity.
Householding
If you and other Participants at a shared address consented to receive only one copy per household (“householding”) of each document distributed to Participants, you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents.

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If you are currently receiving multiple copies of these documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
If you wish to receive documents distributed to Participants only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
THE REGISTRATION STATEMENT
We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-148940.
Statements in this prospectus discussing the content of the Contracts, the Certificates and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts, the Certificates or any other legal document, refer to the appropriate exhibit to the Registration Statement.
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Annuity Investors Life Insurance Company
Portfolios
Services
Distribution of the Contracts
Performance Information
Annuitants Beneficiaries Payees
Glossary of Financial Terms
Form of Benefit Payments Under Settlement Options
Federal Tax Matters
Financial Statements
Copies of the Statement of Additional Information dated May 1, 2011 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com, to request a copy.
Annuity Investors Variable Account C
Request for Statement of Additional Information
Name:

Address:

City:                               State:                                Zip:

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APPENDIX A: CONDENSED FINANCIAL INFORMATION

	Number of Standard		Number of Standard
Standard	(0.75% Total Separate	Standard	(1.00% Total Separate
(0.75% Total Separate	Account Expenses)	(1.00% Total Separate	Account Expenses)
Account Expenses)	Accumulation Units	Account Expenses)	Accumulation Units
Accumulation Unit Value	Outstanding	Accumulation Unit Value	Outstanding	Year
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
8.609550	0.000	8.551779	642.808	12/31/10
7.829211	0.000	7.796256	377.020	12/31/09
6.578443	0.000	6.567284	9.820	12/31/08
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
11.634494	0.000	11.556464	3,137.320	12/31/10
9.852695	0.000	9.811271	1,542.147	12/31/09
7.647983	0.000	7.635021	9.790	12/31/08
American Century VP VistaSM Fund-Class I (Inception Date 5/1/2008)
8.504732	0.000	8.447685	199.705	12/31/10
6.917004	0.000	6.887900	215.537	12/31/09
5.690621	0.000	5.680969	10.000	12/31/08
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
11.074980	0.000	11.000721	2,806.139	12/31/10
9.999664	0.000	9.957634	2,003.097	12/31/09
7.226498	0.000	7.214261	9.880	12/31/08
Davis Value Portfolio (Inception Date 5/1/2008)
8.953105	0.000	8.893019	21,395.028	12/31/10
7.999668	0.000	7.966007	11,236.680	12/31/09
6.145447	0.000	6.135020	1,092.055	12/31/08
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
10.403908	0.000	10.334125	366.446	12/31/10
9.151436	0.000	9.112949	228.652	12/31/09
6.909917	0.000	6.898203	14.561	12/31/08
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
9.354860	0.000	9.292102	25,898.487	12/31/10
8.229244	0.000	8.194625	18,001.316	12/31/09
6.578160	0.000	6.567000	1,396.534	12/31/08
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2008)
0.994529	0.000	0.987722	753,647.343	12/31/10
1.002006	0.000	0.997746	18,421.352	12/31/09
1.008325	0.000	1.006613	57,284.676	12/31/08
DWS Variable Series II Derman Small Mid Cap Value VIP-Class B
10.935620	0.000	10.917154	9.778	12/31/10
DWS Variable Series II Global Thematic VIP-Class A (Inception Date 5/1/2008)
8.630941	0.000	8.573022	12.311	12/31/10
7.651359	0.000	7.619166	11.106	12/31/09
5.360172	0.000	5.351076	9.920	12/31/08
FTVIP Franklin Small Cap Value Securities Fund-Class 2 (Inception Date 5/1/2009)
16.020044	0.000	15.952883	296.214	12/31/10
12.588345	0.000	12.567145	34.260	12/31/09
FTVIP Franklin U.S. Government Fund-Class 2 (Inception Date 5/1/2008)
11.190057	0.000	11.115070	6,302.659	12/31/10
10.708856	0.000	10.663899	2,933.600	12/31/09
10.465836	0.000	10.448171	316.476	12/31/08
FTVIP Mutual Global Discovery Securities Fund-Class 2 (Inception Date 5/1/2009)
13.281744	0.000	13.226029	1,503.651	12/31/10
11.952647	0.000	11.932491	1,121.764	12/31/09
FTVIP Mutual Shares Securities Fund-Class 2 (Inception Date 5/1/2008)
9.199771	0.000	9.138067	1,702.239	12/31/10
8.336033	0.000	8.300977	1,115.174	12/31/09
6.663348	0.000	6.652059	103.430	12/31/08
FTVIP Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2008)
9.066321	0.000	9.005516	338.868	12/31/10
8.426424	0.000	8.391002	287.817	12/31/09
6.195197	0.000	6.184704	78.469	12/31/08
FTVIP Templeton Global Bond Securities Fund-Class 2 (Inception Date 5/1/2009)
12.828106	0.000	12.774265	1,503.371	12/31/10
11.293303	0.000	11.274241	1,309.048	12/31/09
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.080308	1,241.840	10.012697	24,136.008	12/31/10

38

	Number of Standard		Number of Standard
Standard	(0.75% Total Separate	Standard	(1.00% Total Separate
(0.75% Total Separate	Account Expenses)	(1.00% Total Separate	Account Expenses)
Account Expenses)	Accumulation Units	Account Expenses)	Accumulation Units
Accumulation Unit Value	Outstanding	Accumulation Unit Value	Outstanding	Year
9.098203	781.533	9.059949	19,121.634	12/31/09
7.669871	82.976	7.656882	387.549	12/31/08
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.536878	0.000	10.466234	609.814	12/31/10
9.979881	0.000	9.937960	161.679	12/31/09
9.287344	0.000	9.271650	9.980	12/31/08
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
9.773908	0.000	9.708368	21,084.318	12/31/10
8.648830	0.000	8.612471	12,662.731	12/31/09
6.991026	0.000	6.979180	702.570	12/31/08
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
10.317222	0.000	10.248024	1,303.787	12/31/10
9.547811	0.000	9.507678	542.501	12/31/09
8.491008	0.000	8.476642	83.267	12/31/08
Invesco V.I. Capital Development Fund-Series II Shares (Inception Date 5/1/2008)
9.620210	0.000	9.555680	11,566.072	12/31/10
8.181613	0.000	8.147189	6,266.094	12/31/09
5.805617	0.000	5.795762	656.761	12/31/08
Invesco V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
8.288863	0.000	8.233218	5,442.689	12/31/10
7.123538	0.000	7.093527	4,879.097	12/31/09
5.474766	0.000	5.465460	318.461	12/31/08
Invesco V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
9.377106	0.000	9.314225	4,291.311	12/31/10
8.390080	0.000	8.354808	1,875.370	12/31/09
6.265966	0.000	6.255352	75.703	12/31/08
Invesco V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
10.509248	0.000	10.438767	1,481.664	12/31/10
9.306394	0.000	9.267259	572.744	12/31/09
7.220947	0.000	7.208720	9.860	12/31/08
Invesco V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
10.953988	0.000	10.880488	2,638.878	12/31/10
8.586297	0.000	8.550168	1,102.424	12/31/09
7.132783	0.000	7.120692	68.214	12/31/08
Invesco Van Kampen V.I. Comstock Fund-Class I (Inception Date 5/1/2008)
10.165181	0.000	10.096975	572.265	12/31/10
8.848709	0.000	8.811471	552.134	12/31/09
6.805940	0.000	6.794399	9.760	12/31/08
Invesco Van Kampen V.I. Mid Cap Value Fund-Class I (Inception Date 5/1/2008)
10.281387	0.000	10.212394	3,628.344	12/31/10
8.474288	0.000	8.438627	1,989.177	12/31/09
6.133569	0.000	6.123166	57.017	12/31/08
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
11.127275	0.000	11.052679	1,702.188	12/31/10
10.369518	0.000	10.325953	999.238	12/31/09
8.319543	0.000	8.305469	9.950	12/31/08
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 5/1/2008)
10.038165	0.000	9.970796	2,464.769	12/31/10
8.057696	0.000	8.023770	1,473.142	12/31/09
5.620558	0.000	5.611013	9.820	12/31/08
Janus Aspen Janus Portfolio-Service Shares (Inception Date 5/1/2008)
9.721940	0.000	9.656721	2,172.308	12/31/10
8.573013	0.000	8.536954	1,522.828	12/31/09
6.350678	0.000	6.339912	107.100	12/31/08
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 5/1/2008)
10.327869	0.000	10.258563	32,915.488	12/31/10
8.323565	0.000	8.288537	20,103.340	12/31/09
4.683287	0.000	4.675330	2,140.026	12/31/08
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
11.449194	0.000	11.372385	4,124.842	12/31/10
8.718322	0.000	8.681640	2,667.490	12/31/09
5.571646	0.000	5.562187	94.971	12/31/08
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)

39

	Number of Standard		Number of Standard
Standard	(0.75% Total Separate	Standard	(1.00% Total Separate
(0.75% Total Separate	Account Expenses)	(1.00% Total Separate	Account Expenses)
Account Expenses)	Accumulation Units	Account Expenses)	Accumulation Units
Accumulation Unit Value	Outstanding	Accumulation Unit Value	Outstanding	Year
9.933202	0.000	9.866519	2,289.670	12/31/10
8.414597	0.000	8.379171	891.272	12/31/09
6.546650	0.000	6.535544	9.740	12/31/08
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
8.776676	0.000	8.717787	15,079.807	12/31/10
8.102154	0.000	8.068067	8,341.351	12/31/09
5.663067	0.000	5.653452	699.373	12/31/08
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 5/1/2008)
9.951721	0.000	9.884958	161.364	12/31/10
8.666061	0.000	8.629610	343.151	12/31/09
6.265724	0.000	6.255104	9.890	12/31/08
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
9.480486	0.000	9.416867	557.813	12/31/10
8.246937	0.000	8.212236	179.496	12/31/09
6.491862	0.000	6.480853	9.890	12/31/08
Oppenheimer Main Street Small & Mid-Cap Fund/VA-Service Shares (Inception Date 5/1/2008)
10.895244	0.000	10.822114	509.179	12/31/10
8.920887	0.000	8.883329	3,358.109	12/31/09
6.566433	0.000	6.555295	9.820	12/31/08
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
11.855968	0.000	11.776522	738.893	12/31/10
10.432342	0.000	10.388554	323.585	12/31/09
7.484753	0.000	7.472104	9.990	12/31/08
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
11.300194	0.000	11.224463	12,871.995	12/31/10
10.531472	0.000	10.487255	7,159.090	12/31/09
8.962472	0.000	8.947331	911.453	12/31/08
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
12.220780	0.000	12.138890	24,742.280	12/31/10
11.388685	0.000	11.340888	12,765.187	12/31/09
10.059204	0.000	10.042223	1,255.794	12/31/08
Wilshire 2015 ETF Fund (Inception Date 5/1/2008)
10.354121	0.000	10.284702	5,504.918	12/31/10
9.353482	0.000	9.314180	5,090.886	12/31/09
7.829806	0.000	7.816555	9.920	12/31/08
Wilshire 2025 ETF Fund (Inception Date 5/1/2008)
9.949404	0.000	9.882687	757.484	12/31/10
8.958965	0.000	8.921314	267.651	12/31/09
7.493433	0.000	7.480747	9.900	12/31/08
Wilshire 2035 ETF Fund (Inception Date 5/1/2008)
9.520165	0.000	9.456316	817.357	12/31/10
8.514817	0.000	8.479013	422.118	12/31/09
7.096966	0.000	7.084940	31.512	12/31/08
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2010. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2011 for Closed Subaccounts.

40

APPENDIX B: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer	We will mail a letter to the Contract owner notifying the Contract owner that:
events in one quarter of a	• we have identified the Contract owner as a person engaging in harmful trading practices; and
Contract Year	• if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

41

Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.
Trading Restrictions and Redemption Fees Imposed by Portfolios
The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.
Information Sharing
As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:
•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

42

APPENDIX C: DEATH BENEFIT EXAMPLE
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
This example assumes:
•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000; and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	-11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

43

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2011 FOR CLOSED SUBACCOUNTS

Access100	(333-148676)
ContributorPlus®	(333-148459)
Flex(b)	(333-148444)
Transition20®	(333-148387)
TotalGroup®	(333-148940)
Annuity Investors Life Insurance Company is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2011, for the variable annuity contracts listed above (individually, a “Contract” and collectively, the “Contracts”). Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below. Each Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on the date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Closed Subaccount	Date Closed
AllianceBernstein Variable Product Series -International Value Portfolio-Class B	April 30, 2010
Dreyfus Investment Portfolios -MidCap Stock Portfolio-Service Shares	April 30, 2010
Morgan Stanley Universal Institutional Funds, Inc. -Core Plus Fixed Income Portfolio-Class I	April 30, 2010
Oppenheimer Variable Account Funds -Balanced Fund/VA-Service Shares	April 30, 2009
Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
A Statement of Additional Information (“SAI”) dated May 1, 2011, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. The SAI is part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission website: http:\\www.sec.gov. The registration numbers for the Contracts are set out in the Contract list at the top of this page.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.

1

FINANCIAL INFORMATION RELATED TO CLOSED SUBACCOUNTS
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information with respect to the Closed Subaccounts. For each Closed Subaccount, it includes the following information:
•	year-end accumulation unit value for the Closed Subaccount for the period ended December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
UNDERLYING PORTFOLIOS FOR CLOSED SUBACCOUNTS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners or Participants who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors. This date is listed on the first page of this Supplemental Prospectus.
Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, its investment advisor and other service providers, and its expenses. There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any Portfolio.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to a Closed Subaccount or the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
AllianceBernstein Variable Product Series
AllianceBernstein International Value Portfolio	Class B	AllianceBernstein	International equity: Foreign value
Dreyfus Investment Portfolios
Dreyfus MidCap Stock Portfolio	Service	The Dreyfus Corporation	Domestic equity: Mid cap blend
Morgan Stanley The Universal Institutional Funds, Inc.
Morgan Stanley UIF Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	General bond: Intermediate term bond
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA	Service	OppenheimerFunds	Balanced: Moderate allocation
Expenses of the Portfolios
In addition to charges and deductions by us, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information of the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.
Allocations to Closed Subaccounts
You may allocate purchase payments to a Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of the applicable date set out on the first page of this Supplemental Prospectus. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount.

2

Changes to Subaccounts
We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.
We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.
We review the Portfolios periodically and we may limit the availability of any Portfolio for new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.
********************

3

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for Access100; ContributorPlus; Flex(b); Transition20 and TotalGroup variable annuities with respect to the Closed Subaccounts from the end of the year of inception (the commencement date of the public offering of the Contracts) through December 31, 2010. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of April 30, 2008.
Condensed Financial Information for Access 100

	Number of		Number of		Number of
Standard	Standard	Enhanced	Enhanced		Enhanced
(1.75% Total	(1.75% Total	(1.95% Total	(1.95% Total	(2.00% Total	(2.00% Total
Separate Account	Separate Account	Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)	Expenses)	Expenses)
Accumulation	Accumulation	Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.476212	2,923.074	6.441039	0.000	6.435542	0.000	12/31/10
6.319785	2,678.796	6.298265	0.000	6.296110	0.000	12/31/09
4.787477	9.920	4.780896	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
9.980352	3,046.902	9.926160	3,204.925	9.917702	784.474	12/31/10
8.001784	455.522	7.974544	0.000	7.971813	0.000	12/31/09
6.018251	9.860	6.009990	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.395265	5,438.270	10.338892	4,351.586	10.330062	1,688.643	12/31/10
9.874876	4,799.371	9.841332	2,674.599	9.837953	1,327.466	12/31/09
9.166620	650.314	9.154096	0.000	N/A	N/A	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.659114	9.762	7.617520	0.000	7.611029	0.000	12/31/10
6.918376	9.829	6.894826	0.000	6.892469	0.000	12/31/09
5.790847	9.920	5.782902	0.000	N/A	N/A	12/31/08
Condensed Financial Information for ContributorPlus

	Number of		Number of		Number of
Standard	Standard	Enhanced	Enhanced		Enhanced
(1.55% Total	(1.55% Total	(1.75% Total	(1.75% Total	(1.80% Total	(1.80% Total
Separate Account	Separate Account	Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)	Expenses)	Expenses)
Accumulation	Accumulation	Accumulation	Accumulation	Accumulation	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.511487	6,645.585	6.476212	0.000	6.470723	298.048	12/31/10
6.341336	1,197.285	6.319785	0.000	6.317642	0.000	12/31/09
4.794041	1,251.483	4.787477	0.000	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
10.034749	1,395.033	9.980352	0.00	9.971918	0.000	12/31/10
8.029080	797.187	8.001784	0.000	7.999073	0.000	12/31/09
6.026508	712.749	6.018251	0.000	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.451856	1,357.913	10.395265	0.000	10.386464	0.000	12/31/10
9.908474	10.289	9.874876	0.000	9.871516	0.000	12/31/09
9.179147	10.380	9.166620	0.000	N/A	N/A	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.700835	177.867	7.659114	0.000	7.652621	0.000	12/31/10
6.941948	10.229	6.918376	0.000	6.916029	0.000	12/31/09
5.798780	10.320	5.790847	0.000	N/A	N/A	12/31/08

4

Condensed Financial Information for Flex(b)

	Number of		Number of		Number of
Standard	Standard	Enhanced	Enhanced	Enhanced	Enhanced
(1.25% Total	(1.25% Total	(1.45% Total	(1.45% Total	(1.50% Total	(1.50% Total
Separate Account	Separate Account	Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation	Accumulation Unit	Accumulation	Accumulation	Accumulation
Value	Units Outstanding	Value	Units Outstanding	Unit Value	Units Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.564741	42,750.948	6.529186	1,271.034	6.523675	719.291	12/31/10
6.373763	29,251.599	6.352123	918.636	6.349977	121.734	12/31/09
4.803904	3,918.322	4.797333	339.287	N/A	N/A	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
10.116740	6,531.179	10.062022	86.567	10.053508	0.000	12/31/10
8.070113	3,064.216	8.042748	71.870	8.040012	0.000	12/31/09
6.038900	234.311	6.030640	50.891	N/A	N/A	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.537190	737.747	10.480230	0.000	10.471355	0.000	12/31/10
9.959007	427.662	9.925294	0.000	9.921923	0.000	12/31/09
9.197916	27.744	9.185400	0.000	N/A	N/A	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.763765	17,184.680	7.721749	0.000	7.715217	0.000	12/31/10
6.977418	15,110.910	6.953750	0.000	6.951382	0.000	12/31/09
5.810678	4,005.178	5.802745	0.000	N/A	N/A	12/31/08
Condensed Financial Information for TotalGroup

	Number of Standard		Number of Standard
Standard	(0.75% Total Separate	Standard	(1.00% Total Separate
(0.75% Total Separate	Account Expenses)	(1.00% Total Separate	Account Expenses)
Account Expenses)	Accumulation Units	Account Expenses)	Accumulation Units
Accumulation Unit Value	Outstanding	Accumulation Unit Value	Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.653954	0.000	6.609293	4,631.294	12/31/10
6.427891	0.000	6.400844	2,460.730	12/31/09
4.820304	0.000	4.812121	79.140	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
10.254188	0.000	10.185373	251.550	12/31/10
8.138624	0.000	8.104363	106.221	12/31/09
6.059494	0.000	6.049206	15.870	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.680224	0.000	10.608601	659.030	12/31/10
10.043383	0.000	10.001181	312.213	12/31/09
9.229152	0.000	9.213551	9.980	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.869214	0.000	7.816423	80.263	12/31/10
7.036615	0.000	7.007018	101.774	12/31/09
5.830476	0.000	5.820592	9.920	12/31/08

5

New Account C CF YE 12/31/10
Condensed Financial Information for Transition20

	Number of Standard		Number of Enhanced
Standard	(1.65% Total Separate	Enhanced	(1.85% Total Separate
(1.65% Total Separate	Account Expenses)	(1.85% Total Separate	Account Expenses)
Account Expenses)	Accumulation Units	Account Expenses)	Accumulation Units
Accumulation Unit Value	Outstanding	Accumulation Unit Value	Outstanding	Year
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
6.493842	9.762	6.458571	0.000	12/31/10
6.330561	184.576	6.308997	0.000	12/31/09
4.790762	9.920	4.784183	0.000	12/31/08
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
10.007566	9.704	9.953233	0.000	12/31/10
8.015439	9.771	7.988161	0.000	12/31/09
6.022384	9.860	6.014118	0.000	12/31/08
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
10.423589	9.821	10.367048	0.000	12/31/10
9.891696	9.889	9.858095	0.000	12/31/09
9.172891	9.980	9.160361	0.000	12/31/08
Oppenheimer Balanced Fund/VA Service Shares (Inception Date 5/1/2008)
7.679976	1,649.292	7.638297	0.000	12/31/10
6.930174	1,601.630	6.906605	0.000	12/31/09
5.794814	1,505.094	5.786875	0.000	12/31/08

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2011 FOR
GROUP CONTRACTS ISSUED BEFORE JUNE 1, 2009
TotalGroup Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with TotalGroup Contracts issued before June 1, 2009 (the “Contract”). The Riders may not be available in all states.

If the group Contract effective date is before June 1, 2009, the Riders are included with your Certificate and you should read this supplemental prospectus carefully and keep it for future reference.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2011, for the group Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in the Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2011, contains more information about the Separate Account and the Contract. The SAI is part of the Contract prospectus and this supplemental prospectus. The table of contents for the SAI is located on the last page of the Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contract at the SEC’s website: http:\\www.sec.gov. The registration number for the Contract is 333-148940.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.
•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.
•	Both the Contracts and a Participant’s interest in the Contract involve investment risk and may lose value.

SUPPLEMENT TO EXPENSE TABLES
The following information supplements Table B: Annual Expenses in the Contract prospectus.

	Rider activated		Rider activated
	before May 1, 2009		on or after May 1, 2009
	Current	Maximum	Current	Maximum
	Charge*	Charge	Charge*	Charge

Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.
•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with your Account Value on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” will reduce the Benefit Base Amount by the same percentage as the percentage reduction in your Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

*   The current charges set out in the table are the Rider charges as of May 1, 2011. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;
•	you elect to reset the Benefit Base Amount; or
•	you take an Excess Withdrawal.

2

SUPPLEMENT TO EXAMPLES
The following information supplements the Examples section in the Contract prospectus.
Example for Certificate with Optional Withdrawal Benefit Rider and Maximum Fund Operating Expenses and Rider Charges
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You allocate your purchase payment to the Ibbotson Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (1.15%) among the Portfolios in which the Designated Subaccounts invest.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you acquire an interest in the Contract and the maximum rider charge of 2.10% is incurred.
•	The annual certificate maintenance fee of $40 is incurred.
•	Separate Account annual expenses of 1.00% are incurred.
Table #1: In this example, we assume that you surrender your interest in the Contract at the end of the period or you annuitize your interest in the Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years
$977	$1,807	$2,747	$6,054
Table #2: In this example, we assume that you keep your interest in the Contract and leave your money in the Contract for the entire period or you annuitize your interest in the Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$477	$1,507	$2,647	$6,054
By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.
Additional Information about Expenses of the Ibbotson Conservative ETF Asset Allocation Portfolio
The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests. The Portfolio’s indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each Underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2010. The Portfolio expenses in the examples will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs. The corresponding Subaccount invests in the Portfolio’s Class II shares. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 1.20% for Class II shares.
The Portfolio’s adviser and subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net annual fund operating expenses, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of 0.73% of Class II shares average daily net assets through April 30, 2011. The addition of excluded expenses may cause the Portfolio’s net annual fund operating expenses to exceed the maximum amount of 0.73% for Class II shares agreed to by the Portfolio’s adviser and subadviser.

3

RIDER DEFINITIONS
The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.
Benefit
A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.
Benefit Base Amount
The amount on which Benefit payments and Rider charges are based.
Benefit Start Date
The first day that a Benefit under the Rider is to be paid.
Designated Subaccount
Each Subaccount that we designate from time to time to hold funds on which Benefits may be based.
Excess Withdrawal
Each withdrawal from your interest in the Contract on or after the Rider Effective Date except a withdrawal to pay Rider charges or a withdrawal to pay Rider Benefits.
Good Order
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.
Required Minimum Distribution
The amount, if any, that is required to be distributed from your interest in the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or similar provisions of federal tax law to the extent applicable to your interest in the Contract.
•	For purposes of the Rider, this amount will be computed based on the values of your interest in the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from your interest in the Contract made in such calendar year.
•	For purposes of the Rider, we may choose to compute this amount disregarding changes in the federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.
Rider Effective Date
The Certificate Effective Date or Certificate Anniversary on which you activate the Rider.
Rider Issue Date
The date that the Rider is issued with or is added to your Certificate. The Rider Issue Date is set out on the Rider Specifications Page.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us;
•	on our form or in a manner satisfactory to us; and
•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

4

LIFETIME GRIP—GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction to Lifetime GRIP
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Certificate. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your interest in the Contract equal to the Benefit amount even if the value of your interest in the Contract is zero.
An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.
Lifetime GRIP Definitions
Enhanced Benefit
When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.
Insured
The person whose lifetime is used to measure the Benefits under the Rider. You are the Insured on the Rider Issue Date. The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the person who is your spouse on the Rider Issue Date becomes the sole owner or successor owner of your interest in the Contract before the Benefit Start Date, then that spouse will become the Insured.
Reset Date
Each of the following dates is a Reset Date:
•	the Rider Effective Date;
•	a Certificate Anniversary on which you elect to reset the Benefit Base Amount;
•	any date before the Benefit Start Date on which ownership of the Insured’s interest in the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and
•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Insured’s interest in the Contract.
Spousal Benefit
When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.
Spouse
The person who is the spouse of the Insured as of the Benefit Start Date.
•	A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death.
•	A new Spouse cannot be substituted after the Benefit Start Date.
Activation of the Rider
You may elect to activate the Rider on the Certificate effective date or on any Certificate Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate:
•	the Enhanced Benefit;
•	the Spousal Benefit; or
•	both the Enhanced Benefit and the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

5

You may not activate the Rider if:
•	you are the Insured and you are age 86 or older;
•	another person is the Insured and that person is age 86 or older;
•	you have not allocated or transferred your Account Value to the Designated Subaccounts;
•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;
•	an event has occurred that would terminate the Rider; or
•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Certificate, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your interest in the Contract;
•	you do not plan to take Benefit payments under the Rider for a significant period of time; or
•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your interest in the Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Required Allocations to Designated Subaccounts
On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select.
If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Certificate Anniversary.
After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts.
The Designated Subaccounts are:

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio

6

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
These allocation rules do not apply to amounts held as collateral for a loan under the Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Rider Charge
If you activate the Rider, there is a charge for the Rider for each Certificate Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.
The Rider charge for a Certificate Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2011 and the maximum Rider charge rates are shown below.

			Rider with
For a Rider Activated	Basic Rider		Spousal Continuation
Before May 1, 2009	Current	Maximum	Current	Maximum

Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%

			Rider with
For a Rider Activated	Basic Rider		Spousal Continuation
On or After May 1, 2009	Current	Maximum	Current	Maximum

Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%
For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Certificate Year at the end of that Certificate Year. We will also assess a prorated portion of the Rider charge for a Certificate Year upon surrender of your interest in the Contract or other termination of the Rider.
We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.
We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;
•	you elect to reset the Benefit Base Amount;
•	you take an Excess Withdrawal; or
•	your spouse becomes the owner or successor owner of your interest in the Contract if the Spousal Benefit is not in effect.
If we change the Rider charge, the new Rider charge may apply to any Certificate Year for which we have not yet assessed the charge.
We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

7

Benefit Start Date
To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.
•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.
•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.
•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.
•	The Benefit Start Date may not be after the date that the Rider terminates.
To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.
You must pay off all of your loans under the Contract on or before the Benefit Start Date.
Benefit Payments
We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.
•	A Benefit payment may be an amount up to the full Benefit amount available on the payment date.
•	A Benefit payment may not be less than $50.
A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.
Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your interest in the Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.
All withdrawals from your interest in the Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
Benefit Amount
The Benefit amount is the largest total amount that can be taken as a Benefit payment. It is determined each time that a Benefit payment is to be made.
The Benefit amount for a full Certificate Year is determined as follows.
•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.
•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.
•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.
The Benefit amount for the Certificate Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Certificate Year but not taken during that Certificate Year may not be carried over to the next Certificate Year.
The Benefit amount at any point in time is equal to:
•	the Benefit amount as determined at that point in time; less
•	the amount of each Benefit payment, if any, previously made during the current Certificate Year.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Benefit
The annual Benefit amount for a Certificate Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which the Certificate Year began.

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Benefit Percentage
On the Benefit Start Date, the Benefit Percentage is set and will not change.
•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.
•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.
•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

		Benefit Percentage
Age on Benefit Start Date	Benefit Percentage	with Benefit Booster

At least age 55 but under age 59 1/2	4.0%	4.5%
Age 59 1/2 or older	5.0%	5.5%
Benefit Base Amount
The Benefit Base Amount is determined as follows.
•	Determine your Account Value on the most recent Reset Date.
•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date.
•	Add Rollup Amounts credited to the Benefit Base Amount since the most recent Reset Date.
•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.
An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.
Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce values related to your interest in the Contract, the Death Benefit, and the amount available for annuitization.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Rollup Amounts
A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.
The rollup amount for a Certificate Year is calculated as follows.
•	Start with the rollup percentage of 6.0%.
•	Add the rollup booster (1.0%) if the Certificate Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Certificate Year.
•	Multiply the resulting percentage by the rollup base.
The rollup base for a Certificate Year is calculated as follows.
•	Determine your Account Value on the most recent Reset Date.
•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date but before the beginning of the current Certificate Year.
•	Add Purchase Payments that we have received for your interest in the Contract during that Certificate Year multiplied by a fraction representing that portion of the Certificate Year that the Purchase Payment was held with respect to your interest in the Contract.
•	Subtract any amount not held in a Designated Subaccount at the end of that Certificate Year.
A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of:
•	the completion of 10 Certificate Years, measured from the most recent Reset Date;
•	the date that you take an Excess Withdrawal; or
•	the Benefit Start Date.
A reset occurring within a rollup period will not end the rollup period, but will extend it.
We will credit rollup amounts to the Benefit Base Amount at the end of each full Certificate Year that is included in a rollup period. We will not credit any rollup amount for a Certificate Year unless the full Certificate Year is included in a rollup period.

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Excess Withdrawal Adjustments
The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.
•	Determine the percentage reduction in your Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.
•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.
•	Subtract this proportional reduction amount from the Benefit Base Amount.
Example Showing Percentage Reduction

Account Value		Benefit Base Amount
Before Withdrawal	$160,000	Before Withdrawal	$200,000
Minus Withdrawal	- $40,000	Minus Reduction	- $50,000

After Withdrawal	$120,000	After Withdrawal	$150,000

Percentage Reduction 40,000 / 160,000 =	25%	Percentage Reduction 50,000 / 200,000 =	25%
A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.
If you take an Excess Withdrawal in a Certificate Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Certificate Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.
If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Note that a Required Minimum Distribution taken from your interest in the Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your interest in the Contract on or after the Benefit Start Date is not an Excess Withdrawal.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Resetting the Benefit Base Amount
As of each Certificate Anniversary that the Rider is in effect and after any rollup amount for the prior Certificate Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Certificate Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Certificate Anniversary.
A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Certificate Anniversary.
If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.
You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Certificate Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Certificate Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

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If you do not elect a reset by Written Request on an applicable Certificate Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Certificate Anniversary.
Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.
Termination of Benefit Payments
All rights to take Benefit payments will end on the earliest of:
•	the date that the Insured dies, if the Spousal Benefit is not in effect;
•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;
•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;
•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or
•	the date that the Rider terminates.
Enhanced Benefit After Age 65—Lifetime GRIPplus
The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.
If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Certificate Year provided the following conditions are satisfied:
•	you make a Written Request to take the Enhanced Benefit before the beginning of the Certificate Year;
•	the Certificate Year begins on or after the Benefit Start Date;
•	if the Insured is living, the Certificate Year begins on or after the date that the Insured has reached age 65;
•	if a Spousal Benefit is in effect and the Spouse is living, the Certificate Year begins after the date that the Spouse has reached age 65;
•	you have not already taken the Enhanced Benefit; and
•	the Rider has not terminated.
There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Certificate Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.
Spousal Benefit
The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;
•	the Spouse and the Insured are still married when the Insured dies; and
•	the Spouse is the sole Beneficiary and elects to become the successor owner of your interest in the Contract.
The Spousal Benefit will only be of value if all of these conditions are satisfied.
There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Certificate Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
The election of the Spousal Benefit will not change the death benefit provisions with respect to your interest in the Contract.

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Example of Impact of Excess Withdrawal on Benefits
Guaranteed Lifetime Withdrawal Benefit Rider. This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.
Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.
Then assume that, when your Account Value is $115,000, you withdraw $20,000 from your interest in the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	-6,250

Excess Withdrawal	$13,750
Step Two: Calculate your Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	-6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit	x 12.6437%	Percentage	= $15,805	Proportional
	Amount		Reduction		Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Examples of Benefit Base Amount Calculation for Guaranteed Lifetime Withdrawal Benefit Rider
These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.
The Benefit Base Amount is your Account Value on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider	Purchase	Account	Rollup Amount Credited		Benefit Base Amount
Anniversary	Payment	Value	For prior year		for following year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	50,000	160,000	6,000	(6% of $100,000)	162,000	(rollup + payment)
3		170,000	9,000	(6% of $150,000)	171,000	(rollup)
4		185,000	9,000	(6% of $150,000)	185,000	(elective reset)
5		183,000	11,100	(6% of $185,000)	196,100	(rollup)
6		180,000	11,100	(6% of $185,000)	207,200	(rollup)
7		202,000	11,100	(6% of $185,000)	218,300	(rollup)
8		230,000	11,100	(6% of $185,000)	230,000	(elective reset)
9		238,000	13,800	(6% of $230,000)	243,800	(rollup)

Example 2	Assume:		Then:
Rider	Payment or	Account	Rollup Amount Credited		Benefit Base Amount
Anniversary	Withdrawal	Value	For prior year		for following year
0	$100,000	$100,000	n/a		$100,000	(initial reset)
1		105,000	$6,000	(6% of $100,000)	106,000	(rollup)
2	-22,000	88,000	6,000	(6% of $100,000)	89,600	(rollup - adjustment)
3		93,500	n/a	(excess withdrawal)	93,500	(elective reset)
4		101,750	5,610	(6% of $93,500)	101,750	(elective reset)
5		100,650	6,105	(6% of $101,750)	107,855	(rollup)
6		99,000	6,105	(6% of $101,750)	113,960	(rollup)
7		111,100	6,105	(6% of $101,750)	120,065	(rollup)
8		126,500	6,105	(6% of $101,750)	126,500	(elective reset)
9		130,900	7,590	(6% of $126,500)	134,090	(rollup)
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.
Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date. In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries. In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Certificate Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Certificate Year).
Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in your Account Value. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated. In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts). In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.
Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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PAYPLAN—GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction to PayPlan
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to your Certificate. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the value of your interest in the Contact is zero.
An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.
PayPlan Definitions
Reset Date
Each of the following dates is a Reset Date:
•	the Rider Effective Date;
•	a Certificate Anniversary on which you elect to reset the Benefit Base Amount;
•	any date on which you assign or transfer an interest in your interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and
•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of your interest in the Contract and your Account Value on that date is less than the Benefit Base Amount.
Activation of the Rider
You may elect to activate the Rider on the Certificate effective date or on any Certificate Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.
You may not activate the Rider if:
•	you are age 86 or older;
•	you have not allocated or transferred your Account Value to the Designated Subaccounts;
•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;
•	an event has occurred that would terminate the Rider; or
•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Certificate, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
If you activate the Rider on a date other than the Rider Issue Date, we may changes the charge for your Rider.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in

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excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your interest in the Contract;
•	you do not plan to take Benefit payments under the Rider for a significant period of time; or
•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your interest in the Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Required Allocations to Designated Subaccounts
On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select.
If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Certificate Anniversary.
After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts.
The Designated Subaccounts are:

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
These allocation rules do not apply to amounts held as collateral for a loan under the Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Rider Charge
If you activate the Rider, there is a charge for the Rider for each Certificate Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.
The Rider charge for a Certificate Year is a percentage of the Benefit Base Amount. The current Rider charges rates as of May 1, 2011 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

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For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Certificate Year at the end of that Certificate Year. We will also assess a prorated portion of the Rider charge for a Certificate Year upon surrender of your interest in the Contract or other termination of the Rider.
We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.
We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you do so on a date other than the Rider Issue Date;
•	you elect to reset the Benefit Base Amount;
•	you take an Excess Withdrawal;
•	you assign or transfer an interest in your interest in the Contract; or
•	a spouse becomes the successor owner of an interest in the Contract.
The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Certificate Year for which we have not yet assessed the charge.
We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.
Benefit Start Date
To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.
To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.
You must pay off all of your loans under the Contract on or before the Benefit Start Date.
Benefit Payments
We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.
•	A Benefit payment may be an amount up to the full Benefit amount available on the payment date.
•	A Benefit payment may not be less than $50.
A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.
Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your interest in the Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.
All withdrawals from your interest in the Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
Benefit Amount
The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.
The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Certificate Year that includes the Benefit Start Date will be prorated. The Benefit amount

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available for a Certificate Year but not taken during that Certificate Year may not be carried over to the next Certificate Year.
The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:
•	the annual Benefit amount as then determined; less
•	the amount of any Benefit payment previously made during the current Certificate Year.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Benefit
The annual Benefit amount for a Certificate Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Certificate Year began.
Benefit Base Amount
The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.
The Benefit Base Amount is determined as follows.
•	Determine your Account Value on the most recent Reset Date.
•	Add Purchase Payments that we have received for your interest in the Contract since the most recent Reset Date.
•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.
An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.
Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce values related to your interest in the Contract, the Death Benefit, and the amount available for annuitization.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Excess Withdrawal Adjustments
The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.
•	Determine the percentage reduction in your Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.
•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.
•	Subtract this proportional reduction amount from the Benefit Base Amount.
Example Showing Percentage Reduction

Account Value		Benefit Base Amount
Before Withdrawal	$160,000	Before Withdrawal	$200,000
Minus Withdrawal	- $40,000	Minus Reduction	- $50,000

After Withdrawal	$120,000	After Withdrawal	$150,000

Percentage Reduction 40,000 / 160,000 =	25%	Percentage Reduction 50,000 / 200,000 =	25%
A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.
If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

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Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Resetting the Benefit Base Amount
As of each Certificate Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Certificate Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Certificate Anniversary.
A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Certificate Anniversary.
If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Certificate Year for which the charge has not yet been taken.
You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Certificate Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Certificate Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Certificate Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account value is higher than the Benefit Base Amount on the Certificate Anniversary.
Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.
Duration of Benefits
All rights to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.
The right to take Benefit payments will end on the earliest of:
•	the date that total Benefit payments since the most recent Reset Date equal the current Benefit Base Amount;
•	the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to your interest in the Contract; or
•	the date that the Rider terminates.
Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits
Guaranteed Minimum Withdrawal Benefit Rider. This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.
Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from your interest in the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	-6,250

Excess Withdrawal	$13,750
Step Two: Calculate your Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	-6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit	x 12.6437%	Percentage	= $15,805	Proportional
	Amount		Reduction		Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	-15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	-18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation for Guaranteed Minimum Withdrawal Benefit Rider
These examples are intended to help you understand how the Base Benefit Amount is calculated. It assumes that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.
The Benefit Base Amount is your Account Value on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider	Purchase	Account	Benefit Base Amount
Anniversary	Payment	Value	for following year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	50,000	160,000	160,000	(elective reset)
3		170,000	170,000	(elective reset)
4		185,000	185,000	(elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000	(elective reset)
8		230,000	230,000	(elective reset)
9		238,000	238,000	(elective reset)

Example 2	Assume:		Then:
Rider	Payment or	Account	Benefit Base Amount
Anniversary	Withdrawal	Value	for following year
0	$100,000	$100,000	$100,000	(initial reset)
1		105,000	105,000	(elective reset)
2	-22,000	88,000	88,000	(elective reset)
3		93,500	93,500	(elective reset)
4		101,750	101,750	(elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100	(elective reset)
8		126,500	126,500	(elective reset)
9		130,900	130,900	(elective reset)
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.
Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in your Account Value.
In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.
In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).
In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).
If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS
Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.
Impact of the Rider on Your Interest in the Contract
Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.
•	Following the Rider Effective Date, we may decline to accept Purchase Payments for your interest in the Contract in excess of $50,000 per Certificate Year.
•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments for your interest in the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments for your interest in the Contract.
•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.
Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your interest in the Contract to less than $500. We will not terminate your interest in the Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:
•	your interest in the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;
•	no additional Purchase Payments may be made with respect to your interest in the Contract;
•	no Excess Withdrawals are possible; and
•	your interest in the Contract cannot be annuitized.
Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider.

If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
The Annuity Benefit with respect to your interest in the Contract will be not less than the Benefit amount determined as of your original Annuity Commencement Date shown on the Certificate specifications page if:
•	you elect to annuitize your interest in the Contract with annual payments under a lifetime benefit option;
•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and
•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.
For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.
Annuity Benefit with PayPlan Rider.

If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

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Rider Provisions Related to Loans
If the Contract allows loans:
•	an offset after the Rider Effective Date related to a Contract loan on which you have defaulted will be considered an Excess Withdrawal;
•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and
•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.
In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.
You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Impact of Rider Benefit Payments and Charges
Withdrawals made from your interest in the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount withdrawn will not be subject to an early withdrawal charge;
•	the amount withdrawn may be less than $500;
•	the amount withdrawn may reduce your Account Value below $500;
•	we will not terminate your interest in the Contract if the amount withdrawn reduces your Account Value below $500; and
•	the amount withdrawn may completely exhaust your Account Value.
Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.
Termination of the Rider
All rights under the Rider will terminate upon any one of the following to happen:
•	your Written Request to decline or terminate the Rider;
•	a failure to hold funds in the Designated Subaccounts;
•	an Excess Withdrawal that reduces the Benefit Base Amount below $1,250;
•	the complete payment of all Benefits that are due under the Rider; or
•	the surrender or annuitization of your interest in the Contract.
In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any of the following to happen:
•	a death that would give rise to a Death Benefit with respect to your interest in the Contract, unless the Insured’s Spouse becomes the successor owner of the Insured’s interest in the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Insured’s interest in the Contract when a Spousal Benefit is in effect; or
•	a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.
In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:
•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or
•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
Access100 Contracts
ContributorPlus® Contracts
Flex(b) Contracts
TotalGroup® Contracts
Transition20® Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2011, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.
•	Access100 Contracts File No. 333-148676

•	ContributorPlus Contracts File No. 333-148459

•	Flex(b) Contracts File No. 333-148444

•	TotalGroup Contracts File No. 333-148940

•	Transition20 Contracts File No. 333-148387
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
Separate Account and Subaccounts
We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.
The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

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Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25%.
Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Telephone, Facsimile and Internet Instructions for Transfer Requests
We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period then ended, and of the Company at December 31, 2010 and 2009, and for each of the three years in the period ended

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December 31, 2010, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.
Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contract issued by the Company’s Variable Account A, Variable Account B and Variable Account C. The chart below sets out the approximate aggregate dollar amount of underwriting commissions paid to, and the amount retained by, GAA for sale all such contracts for each of the last three fiscal years.

	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008
Commissions paid to GAA	$4.1 million	$5.3 million	$5.5 million
Commissions retained by GAA	$1.4 million	$2.0 million	$2.6 million

**	Due to a system conversion, the information related to commissions paid to GAA for the year ended December 31, 2007, is no longer readily available.
In 2010, the Company made payments, ranging from $1,500 to $50,000, to the following selling firms in connection with conference sponsorships: CUSO Financial Services, Financial Network Investment Corporation, Great American Advisors, Inc., GWN Securities, Inc., First Heartland Capital, Inc., Institutional Securities Corporation, Lincoln Investment Planning Inc., Trustmont Financial Group, Inc.
Special Compensation Paid to GAA
We pay for GAA’s operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of GAA: sales representative training materials, marketing materials and advertising expenses, and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation arrangements for GAA’s sales representatives.
GAA pays its sales representatives a portion of the commissions received for their sales of the Contracts. GAA’s sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of AILIC Contracts and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.
In addition, GAA’s sales representatives who meet certain productivity, persistency and length of service standards and their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that may be provided jointly by GAA and the Company include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith); entertainment; awards; merchandise and other similar items. By selling AILIC Contracts, sales representatives and their managers may qualify for these benefits. GAA’s sales representatives and managers may receive other payments from the Company for services that do not directly involve the sale of AILIC Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
Additional Compensation Paid to Selected Selling Firms
To the extent permitted by FINRA rules, GAA may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring

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and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, GAA and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)
Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.
We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:
P =	a hypothetical initial payment of $1,000

T =	average annual total return

N =	number of years

ERV =	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract/certificate maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges. Early withdrawal charges do not apply to the Access100 contract.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized

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total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.
Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:
CTR =	the cumulative total return net of Subaccount recurring charges, other than the contract/certificate maintenance fee, for the period

ERV =	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P =	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract/certificate maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract/certificate maintenance fee would decrease the return shown. Early withdrawal charges do not apply to the Access100 contract.
Standardized Yield for the Money Market Subaccount
Current Annualized Yield
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:
BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

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Additional Information about Yields
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract/certificate maintenance fee that may be applicable on surrender of a Contract. Early withdrawal charges do not apply to the Access100 contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
ANNUITANTS
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
•	For a Tax Qualified Contract

The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract

The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.
•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:
•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
BENEFICIARIES
The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).
•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

8

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.
•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.
Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
How to Designate a Beneficiary or Change a Designation
You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.
Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
PAYEES
A payee is a person to whom benefits are paid under this Contract.
•	For a Tax Qualified Contract

You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract

The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.
Designation of Other Payees
A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.
Irrevocable naming of a payee other than the Owner can have adverse tax consequences.
•	Designation of Payees for Annuity Benefits

9

You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.

Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

•	Designation of Payees for Death Benefits

As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.

Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.
GLOSSARY OF FINANCIAL TERMS
Account Value
The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the “Account Value.” The value of your interest in all of the Subaccounts is the “Variable Account Value. The value of your interest in the Fixed Accumulation Account is the “Fixed Account Value.”
The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Variable Account Value
At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.
Fixed Account Value
At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:
•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

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Accumulation Unit
The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”
Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.
Net Investment Factor
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:
     (A / B) - C = Net Investment Factor
In this formula, A equals:
•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.
In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.
In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.
The term “Net Asset Value” in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

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Benefit Unit Transfer Formulas
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS
Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.
Fixed Dollar Payments
The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

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Variable Dollar Payments
The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.
The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.
Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.
Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.
We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.
FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

13

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, are included herein. Our financial statements included in

14

this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
The audited financial statements of the Separate Account and the Company’s audited financial statements are not available in this electronic format. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

15

Financial Statements
Annuity Investors Variable Account C
Year Ended December 31, 2010
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C
Financial Statements
Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account C
     and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2010, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods or disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2010, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2010, and the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 22, 2011

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010
Assets:

			Fair
	Shares	Cost	Value
Investments in portfolio shares, at fair value (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	26,299.652	$333,155	$388,445
American Century Variable Portfolios — Class I:
Vista Fund	89,298.512	1,332,874	1,459,138
American Century Variable Portfolios — Class II:
Large Company Value Fund	77,577.142	646,802	730,776
Mid Cap Value Fund	58,727.956	674,669	830,413
Ultra Fund	19,343.513	162,142	179,508
Calamos Advisors Trust:
Growth and Income Portfolio	130,592.276	1,513,335	1,812,620
Davis Variable Account Fund, Inc.:
Value Portfolio	320,382.198	3,105,828	3,834,975
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	33,771.217	866,402	1,003,342
Stock Index Fund, Inc.	435,168.389	12,408,613	12,924,498
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	36,623.972	320,675	475,379
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	16,012.178	165,284	210,718
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	3,656,599.882	3,656,600	3,656,600
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	20,390.815	708,326	718,369
DWS Variable Series II — Class A:
Global Thematic VIP	3,617.933	27,780	33,575
DWS Variable Series II — Class B:
Dreman Small Mid Cap Value VIP	622.089	6,695	7,589
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	966,781.994	7,996,809	9,832,172
Ibbotson Conservative ETF Asset Allocation Portfolio	281,951.433	2,791,090	3,121,201
Ibbotson Growth ETF Asset Allocation Portfolio	1,993,973.534	14,709,263	19,241,844
Ibbotson Income and Growth ETF Asset Allocation Portfolio	558,178.667	4,909,569	5,939,018
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund	8,007.758	111,928	130,125
Franklin U.S. Government Fund	110,019.403	1,431,359	1,442,352
Mutual Global Discovery Securities Fund	14,391.680	276,311	299,201
Mutual Shares Securities Fund	60,645.230	886,833	967,291
Templeton Foreign Securities Fund	41,978.690	548,278	599,876
Templeton Global Bond Securities Fund	29,371.994	548,147	572,459
Invesco Variable Insurance Funds — Series I Shares:
Core Equity Fund	14,595.844	363,302	394,525
Financial Services Fund	32,146.552	197,682	180,665
Global Health Care Fund	48,787.982	828,714	815,247
Small Cap Equity Fund	63,255.192	777,668	1,045,610
Van Kampen U.S. Mid Cap Value Portfolio	194,632.378	2,222,276	2,489,348
Van Kampen Value Portfolio	248,669.455	2,322,695	2,394,684
Invesco Variable Insurance Funds — Series II Shares:
Capital Development Fund	167,340.078	1,945,946	2,178,767
Global Real Estate Fund	78,532.591	867,050	1,045,268
Government Securities Fund	87,332.207	1,078,749	1,041,000
International Growth Fund	19,546.703	480,345	554,148
Mid Cap Core Equity Fund	70,961.248	772,367	871,402
Utilities Fund	83,979.356	1,517,129	1,241,215
Janus Aspen Series — Service Shares:
Balanced Portfolio	142,961.435	3,850,023	4,205,925
Enterprise Portfolio	23,649.230	621,685	887,556
Janus Portfolio	89,493.068	1,747,697	2,150,516
Overseas Portfolio	156,002.403	6,470,348	8,742,375
Worldwide Portfolio	5,529.232	154,027	164,772
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	98,140.578	1,067,146	982,387
Mid Cap Growth Portfolio	76,959.871	737,883	932,753
U.S. Real Estate Portfolio	257,406.436	3,415,062	3,323,117
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio	106,037.114	1,420,905	1,997,738
Small-Cap Growth Portfolio	19,455.152	230,040	238,520
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	99,332.017	1,289,557	1,127,419
Capital Appreciation Fund	61,784.230	2,069,873	2,470,750
Global Securities Fund	61,849.681	1,701,495	1,857,964
Main Street Fund	66,255.937	1,248,790	1,372,161
Main Street Small Cap Fund	135,906.692	2,061,406	2,378,365
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	170,203.829	1,159,928	1,319,079
Real Return Portfolio	446,309.783	5,666,576	5,864,509
Total Return Portfolio	851,301.432	9,327,735	9,432,422
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	68,128.492	924,697	872,045
Wilshire Variable Insurance Trust:
2015 ETF Fund	24,425.232	213,302	253,290
2025 ETF Fund	13,353.892	122,910	132,202
2035 ETF Fund	14,787.633	129,041	141,516
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2010

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio — 1.80% series contract	298.048	$6.470723	$1,929
International Value Portfolio — 1.75% series contract	2,923.074	6.476212	18,930
International Value Portfolio — 1.65% series contract	9.762	6.493842	63
International Value Portfolio — 1.55% series contract	6,645.585	6.511487	43,273
International Value Portfolio — 1.50% series contract	719.291	6.523675	4,692
International Value Portfolio — 1.45% series contract	1,271.034	6.529186	8,299
International Value Portfolio — 1.25% series contract	42,750.948	6.564741	280,649
International Value Portfolio — 1.00% series contract	4,631.294	6.609293	30,610
American Century Variable Portfolios — Class I:
Vista Fund — 1.75% series contract	9.841	8.277643	81
Vista Fund — 1.70% series contract	321.489	12.045960	3,873
Vista Fund — 1.65% series contract *	6,124.006	8.300222	50,831
Vista Fund — 1.65% series contract	13,602.993	12.083223	164,368
Vista Fund — 1.55% series contract	226.190	8.322764	1,883
Vista Fund — 1.50% series contract	172.827	12.195728	2,108
Vista Fund — 1.40% series contract	73,277.423	12.271322	899,211
Vista Fund — 1.25% series contract	39,936.239	8.390763	335,096
Vista Fund — 1.00% series contract	199.705	8.447685	1,687
American Century Variable Portfolios — Class II:
Large Company Value Fund — 1.75% series contract	1,452.204	8.379646	12,169
Large Company Value Fund — 1.65% series contract *	9.663	8.402481	81
Large Company Value Fund — 1.65% series contract	2,269.697	9.725959	22,075
Large Company Value Fund — 1.55% series contract	10.064	8.425311	85
Large Company Value Fund — 1.40% series contract	48,309.617	9.877377	477,172
Large Company Value Fund — 1.25% series contract	25,158.149	8.494141	213,697
Large Company Value Fund — 1.00% series contract	642.808	8.551779	5,497
Mid Cap Value Fund — 1.75% series contract	582.722	11.323945	6,599
Mid Cap Value Fund — 1.65% series contract *	1,427.741	11.354804	16,212
Mid Cap Value Fund — 1.65% series contract	5,485.389	14.243612	78,132
Mid Cap Value Fund — 1.55% series contract	868.944	11.385635	9,893
Mid Cap Value Fund — 1.45% series contract	980.296	11.416553	11,192
Mid Cap Value Fund — 1.40% series contract	26,465.656	14.465281	382,833
Mid Cap Value Fund — 1.25% series contract	25,203.049	11.478620	289,296
Mid Cap Value Fund — 1.00% series contract	3,137.320	11.556464	36,256
Ultra Fund — 1.65% series contract	1,634.783	10.162319	16,613
Ultra Fund — 1.40% series contract	15,783.622	10.320486	162,895
Calamos Advisors Trust:
Growth and Income Portfolio — 1.75% series contract	4,207.819	10.779388	45,358
Growth and Income Portfolio — 1.70% series contract	315.342	10.481757	3,305
Growth and Income Portfolio — 1.65% series contract *	3,082.946	10.808762	33,323
Growth and Income Portfolio — 1.65% series contract	18,480.399	10.501326	194,069
Growth and Income Portfolio — 1.55% series contract	2,352.569	10.838102	25,497
Growth and Income Portfolio — 1.50% series contract	14.697	10.858317	160
Growth and Income Portfolio — 1.40% series contract	94,354.529	10.599686	1,000,128
Growth and Income Portfolio — 1.25% series contract	43,921.211	10.926610	479,910
Growth and Income Portfolio — 1.00% series contract	2,806.139	11.000721	30,870
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.95% series contract	207.716	8.666676	1,800
Value Portfolio — 1.80% series contract	745.078	8.706607	6,487
Value Portfolio — 1.75% series contract	32,062.105	8.713994	279,389
Value Portfolio — 1.70% series contract	355.985	8.312065	2,959
Value Portfolio — 1.65% series contract *	9,803.238	8.737764	85,658
Value Portfolio — 1.65% series contract	9,878.822	8.327588	82,267
Value Portfolio — 1.55% series contract	17,124.560	8.761482	150,037
Value Portfolio — 1.50% series contract **	3,631.047	8.777849	31,873
Value Portfolio — 1.50% series contract	96.012	8.374294	804
Value Portfolio — 1.45% series contract	6,000.039	8.785279	52,712
Value Portfolio — 1.40% series contract	84,769.543	8.405610	712,540
Value Portfolio — 1.25% series contract	253,385.955	8.833097	2,238,183
Value Portfolio — 1.00% series contract	21,395.028	8.893019	190,266
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. — 1.75% series contract	9.684	10.126186	98
Socially Responsible Growth Fund, Inc. — 1.70% series contract	3,975.890	13.188185	52,435
Socially Responsible Growth Fund, Inc. — 1.65% series contract *	2,034.623	10.153781	20,659
Socially Responsible Growth Fund, Inc. — 1.65% series contract	117.559	13.244247	1,557
Socially Responsible Growth Fund, Inc. — 1.55% series contract	772.533	10.181358	7,865
Socially Responsible Growth Fund, Inc. — 1.45% series contract	336.024	10.209000	3,430
Socially Responsible Growth Fund, Inc. — 1.40% series contract	44,663.578	13.528658	604,238
Socially Responsible Growth Fund, Inc. — 1.25% series contract	30,130.308	10.264502	309,273
Socially Responsible Growth Fund, Inc. — 1.00% series contract	366.446	10.334125	3,787
Stock Index Fund, Inc. — 2.00% series contract	3,251.512	9.047928	29,419
Stock Index Fund, Inc. — 1.95% series contract	16,271.339	9.055637	147,347
Stock Index Fund, Inc. — 1.80% series contract **	610.364	9.097373	5,553
Stock Index Fund, Inc. — 1.80% series contract	646.129	13.455972	8,694
Stock Index Fund, Inc. — 1.75% series contract	35,386.345	9.105079	322,195
Stock Index Fund, Inc. — 1.70% series contract	2,539.092	13.571155	34,458
Stock Index Fund, Inc. — 1.65% series contract *	7,661.956	9.129906	69,953
Stock Index Fund, Inc. — 1.65% series contract	17,530.910	13.628853	238,926
Stock Index Fund, Inc. — 1.55% series contract	24,806.901	9.154704	227,100
Stock Index Fund, Inc. — 1.50% series contract	2,894.541	9.171791	26,548
Stock Index Fund, Inc. — 1.45% series contract	11,446.422	9.179562	105,073
Stock Index Fund, Inc. — 1.40% series contract	610,201.682	13.921492	8,494,918
Stock Index Fund, Inc. — 1.25% series contract	322,191.493	9.229489	2,973,663
Stock Index Fund, Inc. — 1.00% series contract	25,898.487	9.292102	240,651

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2010

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio — 1.80% series contract	522.980	$13.617148	$7,121
Technology Growth Portfolio — 1.70% series contract	146.162	13.701815	2,003
Technology Growth Portfolio — 1.65% series contract	4,734.363	13.744226	65,070
Technology Growth Portfolio — 1.40% series contract	28,741.946	13.958169	401,185
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio — 2.00% series contract	784.474	9.917702	7,780
MidCap Stock Portfolio — 1.95% series contract	3,204.925	9.926160	31,813
MidCap Stock Portfolio — 1.80% series contract	745.000	8.983016	6,692
MidCap Stock Portfolio — 1.75% series contract	3,046.902	9.980352	30,409
MidCap Stock Portfolio — 1.70% series contract	1,234.779	9.016730	11,134
MidCap Stock Portfolio — 1.65% series contract *	9.704	10.007566	97
MidCap Stock Portfolio — 1.65% series contract	310.395	9.033541	2,804
MidCap Stock Portfolio — 1.55% series contract	1,395.033	10.034749	13,999
MidCap Stock Portfolio — 1.45% series contract	86.567	10.062022	871
MidCap Stock Portfolio — 1.40% series contract	4,001.168	9.118201	36,483
MidCap Stock Portfolio — 1.25% series contract	6,531.179	10.116740	66,074
MidCap Stock Portfolio — 1.00% series contract	251.550	10.185373	2,562
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio — 1.95% series contract	2,628.058	0.962210	2,529
Money Market Portfolio — 1.80% series contract **	38.088	0.966872	37
Money Market Portfolio — 1.80% series contract	2,473.664	1.012380	2,504
Money Market Portfolio — 1.75% series contract	642,656.576	0.967916	622,038
Money Market Portfolio — 1.70% series contract	42,405.457	1.021166	43,303
Money Market Portfolio — 1.65% series contract *	84,496.644	0.970172	81,976
Money Market Portfolio — 1.65% series contract	88,931.542	1.024749	91,133
Money Market Portfolio — 1.55% series contract	40,416.053	0.973074	39,328
Money Market Portfolio — 1.50% series contract	553.166	0.975149	539
Money Market Portfolio — 1.45% series contract	16,877.604	0.975860	16,470
Money Market Portfolio — 1.40% series contract	1,232,021.131	1.046219	1,288,964
Money Market Portfolio — 1.25% series contract	736,983.658	0.981548	723,385
Money Market Portfolio — 1.00% series contract	753,647.343	0.987722	744,394
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio — 1.80% series contract	696.756	13.291456	9,261
Appreciation Portfolio — 1.70% series contract	3,444.987	13.405185	46,181
Appreciation Portfolio — 1.65% series contract	4,680.414	13.462204	63,009
Appreciation Portfolio — 1.40% series contract	43,626.636	13.751185	599,918
DWS Variable Series II — Class A:
Global Thematic VIP — 1.75% series contract	9.762	8.400455	82
Global Thematic VIP — 1.65% series contract	306.496	8.423362	2,582
Global Thematic VIP — 1.55% series contract	10.162	8.446237	86
Global Thematic VIP — 1.25% series contract	3,607.514	8.515250	30,719
Global Thematic VIP — 1.00% series contract	12.311	8.573022	106
DWS Variable Series II — Class B:
Dreman Small Mid Cap Value VIP — 1.75% series contract	9.800	10.861584	106
Dreman Small Mid Cap Value VIP — 1.65% series contract	9.800	10.869012	107
Dreman Small Mid Cap Value VIP — 1.55% series contract	10.196	10.876405	111
Dreman Small Mid Cap Value VIP — 1.25% series contract	656.817	10.898646	7,158
Dreman Small Mid Cap Value VIP — 1.00% series contract	9.778	10.917154	107
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.85% series contract	28,533.384	9.784589	279,187
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.75% series contract	30,441.068	9.811262	298,665
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.70% series contract	2,703.818	9.695795	26,216
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.65% series contract *	76,518.939	9.837992	752,793
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.65% series contract	41,059.975	9.713887	398,852
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.55% series contract	117,421.481	9.864697	1,158,327
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.45% series contract	7,827.957	9.891482	77,430
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	88,598.320	9.804853	868,694
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.25% series contract	574,929.552	9.945259	5,717,823
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.00% series contract	24,136.008	10.012697	241,667
Ibbotson Balanced ETF Asset Allocation Portfolio — 0.75% series contract	1,241.840	10.080308	12,518
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.75% series contract	18,747.212	10.255725	192,266
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.70% series contract	423.704	10.599464	4,491
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.65% series contract *	14,629.796	10.283660	150,448
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.65% series contract	4,127.889	10.619233	43,835
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.55% series contract	35,783.502	10.311587	368,985
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.50% series contract	11,240.023	10.330794	116,118
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.45% series contract	13,392.994	10.339567	138,478
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	7,538.367	10.718686	80,801
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.25% series contract	194,252.246	10.395744	2,019,397
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.00% series contract	609.814	10.466234	6,382
Ibbotson Growth ETF Asset Allocation Portfolio — 1.75% series contract	49,052.543	9.513007	466,637
Ibbotson Growth ETF Asset Allocation Portfolio — 1.70% series contract	780.273	9.195015	7,175
Ibbotson Growth ETF Asset Allocation Portfolio — 1.65% series contract *	261,262.086	9.538915	2,492,157
Ibbotson Growth ETF Asset Allocation Portfolio — 1.65% series contract	207,809.562	9.212174	1,914,378
Ibbotson Growth ETF Asset Allocation Portfolio — 1.55% series contract	342,458.033	9.564825	3,275,551
Ibbotson Growth ETF Asset Allocation Portfolio — 1.50% series contract	79.723	9.582681	764
Ibbotson Growth ETF Asset Allocation Portfolio — 1.45% series contract	51,626.379	9.590788	495,138
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	40,134.891	9.298466	373,193
Ibbotson Growth ETF Asset Allocation Portfolio — 1.25% series contract	1,038,289.609	9.642933	10,012,157
Ibbotson Growth ETF Asset Allocation Portfolio — 1.00% series contract	21,084.318	9.708368	204,694

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2010

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.75% series contract	22,092.142	$10.041865	$221,846
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.70% series contract	696.724	10.111506	7,045
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.65% series contract *	94,310.287	10.069227	949,632
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.65% series contract	19,994.539	10.130388	202,552
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.55% series contract	23,387.691	10.096564	236,135
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.50% series contract	623.734	10.115410	6,309
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.45% series contract	31,263.071	10.123978	316,507
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.40% series contract	21,508.621	10.225248	219,931
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.25% series contract	369,947.575	10.179011	3,765,700
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.00% series contract	1,303.787	10.248024	13,361
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund — 1.75% series contract	9.814	15.751718	155
Franklin Small Cap Value Securities Fund — 1.65% series contract	14.888	15.778499	235
Franklin Small Cap Value Securities Fund — 1.55% series contract	458.294	15.805218	7,243
Franklin Small Cap Value Securities Fund — 1.50% series contract	152.063	15.818615	2,405
Franklin Small Cap Value Securities Fund — 1.25% series contract	7,262.003	15.885692	115,362
Franklin Small Cap Value Securities Fund — 1.00% series contract	296.214	15.952883	4,725
Franklin U.S. Government Fund — 1.95% series contract	703.966	10.832468	7,626
Franklin U.S. Government Fund — 1.80% series contract	6.920	10.882305	75
Franklin U.S. Government Fund — 1.75% series contract	28,080.831	10.891539	305,843
Franklin U.S. Government Fund — 1.65% series contract	10,204.390	10.921202	111,444
Franklin U.S. Government Fund — 1.55% series contract	5,436.985	10.950843	59,540
Franklin U.S. Government Fund — 1.50% series contract	128.323	10.971245	1,408
Franklin U.S. Government Fund — 1.45% series contract	140.571	10.980549	1,544
Franklin U.S. Government Fund — 1.25% series contract	80,144.902	11.040227	884,818
Franklin U.S. Government Fund — 1.00% series contract	6,302.659	11.115070	70,054
Mutual Global Discovery Securities Fund — 1.75% series contract	211.376	13.059139	2,760
Mutual Global Discovery Securities Fund — 1.65% series contract	821.951	13.081358	10,752
Mutual Global Discovery Securities Fund — 1.55% series contract	290.176	13.103538	3,802
Mutual Global Discovery Securities Fund — 1.50% series contract	1,782.734	13.114638	23,380
Mutual Global Discovery Securities Fund — 1.25% series contract	18,118.033	13.170301	238,620
Mutual Global Discovery Securities Fund — 1.00% series contract	1,503.651	13.226029	19,887
Mutual Shares Securities Fund — 2.00% series contract	1,811.367	8.897999	16,118
Mutual Shares Securities Fund — 1.95% series contract	7,438.171	8.905589	66,241
Mutual Shares Securities Fund — 1.80% series contract	879.008	8.946623	7,864
Mutual Shares Securities Fund — 1.75% series contract	17,330.225	8.954203	155,178
Mutual Shares Securities Fund — 1.65% series contract	4,215.855	8.978578	37,852
Mutual Shares Securities Fund — 1.55% series contract	1,666.568	9.002972	15,004
Mutual Shares Securities Fund — 1.50% series contract	175.935	9.019776	1,587
Mutual Shares Securities Fund — 1.25% series contract	71,821.800	9.076519	651,892
Mutual Shares Securities Fund — 1.00% series contract	1,702.239	9.138067	15,555
Templeton Foreign Securities Fund — 1.80% series contract	1,545.685	8.936391	13,813
Templeton Foreign Securities Fund — 1.75% series contract	489.770	8.824335	4,322
Templeton Foreign Securities Fund — 1.70% series contract	1,482.310	8.969898	13,296
Templeton Foreign Securities Fund — 1.65% series contract *	754.152	8.848392	6,673
Templeton Foreign Securities Fund — 1.65% series contract	3,198.990	8.986647	28,748
Templeton Foreign Securities Fund — 1.55% series contract	2,371.474	8.872400	21,041
Templeton Foreign Securities Fund — 1.50% series contract	142.159	8.888967	1,264
Templeton Foreign Securities Fund — 1.40% series contract	44,264.047	9.070806	401,511
Templeton Foreign Securities Fund — 1.25% series contract	11,867.818	8.944864	106,156
Templeton Foreign Securities Fund — 1.00% series contract	338.868	9.005516	3,052
Templeton Global Bond Securities Fund — 1.80% series contract	149.095	12.602330	1,879
Templeton Global Bond Securities Fund — 1.75% series contract	2,747.374	12.613020	34,653
Templeton Global Bond Securities Fund — 1.65% series contract	2,031.919	12.634499	25,672
Templeton Global Bond Securities Fund — 1.55% series contract	1,423.350	12.655918	18,014
Templeton Global Bond Securities Fund — 1.50% series contract	1,048.204	12.666652	13,277
Templeton Global Bond Securities Fund — 1.25% series contract	36,143.445	12.720423	459,760
Templeton Global Bond Securities Fund — 1.00% series contract	1,503.371	12.774265	19,204
Invesco Variable Insurance Funds — Series I Shares:
Core Equity Fund — 1.80% series contract	867.477	10.643531	9,233
Core Equity Fund — 1.70% series contract	295.956	10.694430	3,165
Core Equity Fund — 1.65% series contract	2,817.500	10.719875	30,203
Core Equity Fund — 1.40% series contract	32,441.386	10.848006	351,924
Financial Services Fund — 1.70% series contract	179.442	6.384090	1,146
Financial Services Fund — 1.65% series contract	5,428.227	6.411258	34,802
Financial Services Fund — 1.40% series contract	22,097.350	6.549059	144,717
Global Health Care Fund — 1.70% series contract	2,549.275	13.674634	34,860
Global Health Care Fund — 1.65% series contract	1,523.177	13.732749	20,917
Global Health Care Fund — 1.40% series contract	54,140.917	14.027646	759,470
Small Cap Equity Fund — 1.80% series contract **	175.073	10.652494	1,865
Small Cap Equity Fund — 1.80% series contract	1,090.279	9.842062	10,731
Small Cap Equity Fund — 1.75% series contract	638.069	10.661507	6,803
Small Cap Equity Fund — 1.70% series contract	1,304.859	9.879041	12,891
Small Cap Equity Fund — 1.65% series contract *	2,994.941	10.690556	32,018
Small Cap Equity Fund — 1.65% series contract	2,466.839	9.897513	24,416
Small Cap Equity Fund — 1.55% series contract	10.142	10.719612	109
Small Cap Equity Fund — 1.50% series contract **	375.185	10.739602	4,029
Small Cap Equity Fund — 1.50% series contract	40.346	9.953184	402
Small Cap Equity Fund — 1.45% series contract	1,568.509	10.748712	16,859
Small Cap Equity Fund — 1.40% series contract	47,437.702	9.990465	473,925
Small Cap Equity Fund — 1.25% series contract	40,052.181	10.807157	432,850
Small Cap Equity Fund — 1.00% series contract	2,638.878	10.880488	28,712

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2010

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Invesco Variable Insurance Funds — Series I Shares:
Van Kampen U.S. Mid Cap Value Portfolio — 2.00% series contract	424.789	$9.944060	$4,224
Van Kampen U.S. Mid Cap Value Portfolio — 1.95% series contract	1,515.894	9.952547	15,087
Van Kampen U.S. Mid Cap Value Portfolio — 1.80% series contract **	427.078	9.998392	4,270
Van Kampen U.S. Mid Cap Value Portfolio — 1.80% series contract	276.420	19.677612	5,439
Van Kampen U.S. Mid Cap Value Portfolio — 1.75% series contract	3,120.827	10.006853	31,230
Van Kampen U.S. Mid Cap Value Portfolio — 1.70% series contract	1,673.380	19.846016	33,210
Van Kampen U.S. Mid Cap Value Portfolio — 1.65% series contract *	1,812.765	10.034133	18,190
Van Kampen U.S. Mid Cap Value Portfolio — 1.65% series contract	15,628.680	19.930387	311,486
Van Kampen U.S. Mid Cap Value Portfolio — 1.55% series contract	2,746.274	10.061397	27,631
Van Kampen U.S. Mid Cap Value Portfolio — 1.50% series contract	880.954	10.080164	8,880
Van Kampen U.S. Mid Cap Value Portfolio — 1.45% series contract	747.761	10.088696	7,544
Van Kampen U.S. Mid Cap Value Portfolio — 1.40% series contract	77,942.106	20.358285	1,586,768
Van Kampen U.S. Mid Cap Value Portfolio — 1.25% series contract	39,269.585	10.143598	398,335
Van Kampen U.S. Mid Cap Value Portfolio — 1.00% series contract	3,628.344	10.212394	37,054
Van Kampen Value Portfolio — 2.00% series contract	1,903.477	9.831655	18,714
Van Kampen Value Portfolio — 1.95% series contract	8,324.572	9.840040	81,914
Van Kampen Value Portfolio — 1.80% series contract	133.864	14.998900	2,008
Van Kampen Value Portfolio — 1.75% series contract	9,445.439	9.893770	93,451
Van Kampen Value Portfolio — 1.70% series contract	1,697.498	15.127260	25,678
Van Kampen Value Portfolio — 1.65% series contract *	351.220	9.920733	3,484
Van Kampen Value Portfolio — 1.65% series contract	15,352.436	15.191559	233,227
Van Kampen Value Portfolio — 1.55% series contract	551.315	9.947680	5,484
Van Kampen Value Portfolio — 1.50% series contract	165.387	9.966267	1,648
Van Kampen Value Portfolio — 1.45% series contract	128.460	9.974698	1,281
Van Kampen Value Portfolio — 1.40% series contract	121,508.139	15.517761	1,885,534
Van Kampen Value Portfolio — 1.25% series contract	3,637.721	10.028958	36,483
Van Kampen Value Portfolio — 1.00% series contract	572.265	10.096975	5,778
Invesco Variable Insurance Funds — Series II Shares:
Capital Development Fund — 1.95% series contract	113.035	9.312514	1,053
Capital Development Fund — 1.80% series contract **	377.251	9.355424	3,529
Capital Development Fund — 1.80% series contract	934.575	15.624225	14,602
Capital Development Fund — 1.75% series contract	1,760.596	9.363337	16,485
Capital Development Fund — 1.70% series contract	1,572.016	15.757939	24,772
Capital Development Fund — 1.65% series contract *	1,815.539	9.388861	17,046
Capital Development Fund — 1.65% series contract	4,490.050	15.824951	71,055
Capital Development Fund — 1.55% series contract	9,772.494	9.414381	92,002
Capital Development Fund — 1.50% series contract	1,621.427	9.431953	15,293
Capital Development Fund — 1.45% series contract	2,097.229	9.439941	19,798
Capital Development Fund — 1.40% series contract	49,276.973	16.164752	796,550
Capital Development Fund — 1.25% series contract	104,944.715	9.491285	996,060
Capital Development Fund — 1.00% series contract	11,566.072	9.555680	110,522
Global Real Estate Fund — 1.80% series contract	179.114	8.060636	1,444
Global Real Estate Fund — 1.75% series contract	1,350.411	8.067434	10,894
Global Real Estate Fund — 1.65% series contract	5,008.387	8.089436	40,515
Global Real Estate Fund — 1.55% series contract	5,373.215	8.111406	43,584
Global Real Estate Fund — 1.50% series contract	755.355	8.126580	6,138
Global Real Estate Fund — 1.45% series contract	1,179.408	8.133468	9,593
Global Real Estate Fund — 1.25% series contract	108,623.035	8.177724	888,289
Global Real Estate Fund — 1.00% series contract	5,442.689	8.233218	44,811
Government Securities Fund — 1.70% series contract	1,749.650	12.137272	21,236
Government Securities Fund — 1.65% series contract	38,852.140	12.188857	473,563
Government Securities Fund — 1.40% series contract	43,869.723	12.450523	546,201
International Growth Fund — 2.00% series contract	1,618.309	9.069558	14,677
International Growth Fund — 1.95% series contract	6,751.958	9.077296	61,290
International Growth Fund — 1.75% series contract	10,438.709	9.126852	95,273
International Growth Fund — 1.65% series contract	9.802	9.151696	90
International Growth Fund — 1.55% series contract	2,173.526	9.176549	19,945
International Growth Fund — 1.50% series contract	535.731	9.193675	4,925
International Growth Fund — 1.45% series contract	1,156.750	9.201453	10,644
International Growth Fund — 1.25% series contract	33,219.962	9.251494	307,334
International Growth Fund — 1.00% series contract	4,291.311	9.314225	39,970
Mid Cap Core Equity Fund — 2.00% series contract	914.272	10.164508	9,293
Mid Cap Core Equity Fund — 1.95% series contract	4,107.063	10.173178	41,782
Mid Cap Core Equity Fund — 1.75% series contract	4,539.348	10.228681	46,432
Mid Cap Core Equity Fund — 1.70% series contract	173.610	17.058089	2,961
Mid Cap Core Equity Fund — 1.65% series contract *	9.704	10.256592	100
Mid Cap Core Equity Fund — 1.65% series contract	1,412.732	17.130623	24,201
Mid Cap Core Equity Fund — 1.55% series contract	298.734	10.284418	3,072
Mid Cap Core Equity Fund — 1.50% series contract	11.732	10.303638	121
Mid Cap Core Equity Fund — 1.40% series contract	30,555.495	17.498397	534,672
Mid Cap Core Equity Fund — 1.25% series contract	18,643.197	10.368450	193,301
Mid Cap Core Equity Fund — 1.00% series contract	1,481.664	10.438767	15,467
Utilities Fund — 1.70% series contract	89.243	15.300605	1,365
Utilities Fund — 1.65% series contract	12,737.177	15.352512	195,548
Utilities Fund — 1.50% series contract	81.372	15.509326	1,262
Utilities Fund — 1.40% series contract	66,798.184	15.614793	1,043,040

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2010

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series — Service Shares:
Balanced Portfolio — 1.80% series contract	665.178	$15.720479	$10,457
Balanced Portfolio — 1.75% series contract	19,149.974	10.830380	207,401
Balanced Portfolio — 1.70% series contract	6,574.878	15.854998	104,245
Balanced Portfolio — 1.65% series contract *	4,366.624	10.859888	47,421
Balanced Portfolio — 1.65% series contract	20,195.234	15.922419	321,557
Balanced Portfolio — 1.55% series contract	4,960.975	10.889369	54,022
Balanced Portfolio — 1.50% series contract **	2,785.660	10.909663	30,391
Balanced Portfolio — 1.50% series contract	153.222	16.126624	2,471
Balanced Portfolio — 1.45% series contract	2,702.332	10.918915	29,507
Balanced Portfolio — 1.40% series contract	142,867.970	16.264206	2,323,634
Balanced Portfolio — 1.25% series contract	96,190.601	10.978254	1,056,005
Balanced Portfolio — 1.00% series contract	1,702.188	11.052679	18,814
Enterprise Portfolio — 2.00% series contract	521.971	9.708680	5,068
Enterprise Portfolio — 1.95% series contract	2,621.520	9.716964	25,473
Enterprise Portfolio — 1.80% series contract	198.994	21.392703	4,257
Enterprise Portfolio — 1.75% series contract	4,358.178	9.770046	42,580
Enterprise Portfolio — 1.70% series contract	44.132	21.575787	952
Enterprise Portfolio — 1.65% series contract *	425.968	9.796679	4,173
Enterprise Portfolio — 1.65% series contract	847.532	21.667503	18,364
Enterprise Portfolio — 1.55% series contract	10.054	9.823287	99
Enterprise Portfolio — 1.40% series contract	21,902.610	22.132772	484,765
Enterprise Portfolio — 1.25% series contract	27,994.782	9.903581	277,249
Enterprise Portfolio — 1.00% series contract	2,464.769	9.970796	24,576
Janus Portfolio — 2.00% series contract	1,973.985	9.402980	18,561
Janus Portfolio — 1.95% series contract	8,640.755	9.411002	81,318
Janus Portfolio — 1.80% series contract **	1,301.877	9.454358	12,308
Janus Portfolio — 1.80% series contract	491.362	13.933886	6,847
Janus Portfolio — 1.75% series contract	9,535.393	9.462370	90,227
Janus Portfolio — 1.70% series contract	1,838.615	14.053167	25,838
Janus Portfolio — 1.65% series contract *	4,309.673	9.488147	40,891
Janus Portfolio — 1.65% series contract	6,750.787	14.112913	95,273
Janus Portfolio — 1.55% series contract	2,739.442	9.513928	26,063
Janus Portfolio — 1.50% series contract **	163.717	9.531702	1,561
Janus Portfolio — 1.50% series contract	55.780	14.293971	797
Janus Portfolio — 1.40% series contract	95,423.084	14.415987	1,375,618
Janus Portfolio — 1.25% series contract	36,931.848	9.591634	354,237
Janus Portfolio — 1.00% series contract	2,172.308	9.656721	20,977
Overseas Portfolio — 2.00% series contract	1,292.944	9.989001	12,915
Overseas Portfolio — 1.95% series contract	6,671.315	9.997518	66,697
Overseas Portfolio — 1.80% series contract **	1,287.975	10.043617	12,936
Overseas Portfolio — 1.80% series contract	567.982	24.789174	14,080
Overseas Portfolio — 1.75% series contract	18,899.609	10.052121	189,981
Overseas Portfolio — 1.70% series contract	524.795	24.943325	13,090
Overseas Portfolio — 1.65% series contract *	21,269.623	10.079518	214,388
Overseas Portfolio — 1.65% series contract	17,297.429	25.020448	432,789
Overseas Portfolio — 1.55% series contract	23,501.649	10.106889	237,529
Overseas Portfolio — 1.50% series contract **	3,143.598	10.125747	31,831
Overseas Portfolio — 1.50% series contract	128.646	25.253358	3,249
Overseas Portfolio — 1.45% series contract	5,041.187	10.134314	51,089
Overseas Portfolio — 1.40% series contract	142,403.145	25.409820	3,618,438
Overseas Portfolio — 1.25% series contract	344,052.262	10.189433	3,505,697
Overseas Portfolio — 1.00% series contract	32,915.488	10.258563	337,666
Worldwide Portfolio — 1.70% series contract	269.791	12.516371	3,377
Worldwide Portfolio — 1.65% series contract	111.603	12.569587	1,403
Worldwide Portfolio — 1.40% series contract	12,460.870	12.839573	159,992
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio — 2.00% series contract	1,688.643	10.330062	17,444
Core Plus Fixed Income Portfolio — 1.95% series contract	4,351.586	10.338892	44,991
Core Plus Fixed Income Portfolio — 1.75% series contract	5,438.270	10.395265	56,532
Core Plus Fixed Income Portfolio — 1.70% series contract	880.748	11.776031	10,372
Core Plus Fixed Income Portfolio — 1.65% series contract *	9.821	10.423589	102
Core Plus Fixed Income Portfolio — 1.65% series contract	31,031.266	11.826111	366,979
Core Plus Fixed Income Portfolio — 1.55% series contract	1,357.913	10.451856	14,193
Core Plus Fixed Income Portfolio — 1.40% series contract	37,831.750	12.080027	457,009
Core Plus Fixed Income Portfolio — 1.25% series contract	737.747	10.537190	7,774
Core Plus Fixed Income Portfolio — 1.00% series contract	659.030	10.608601	6,991
Mid Cap Growth Portfolio — 1.80% series contract	1,984.725	11.797164	23,414
Mid Cap Growth Portfolio — 1.75% series contract	9.675	11.143512	108
Mid Cap Growth Portfolio — 1.70% series contract	655.956	11.841384	7,767
Mid Cap Growth Portfolio — 1.65% series contract *	2,507.282	11.173899	28,016
Mid Cap Growth Portfolio — 1.65% series contract	8,776.137	11.863483	104,116
Mid Cap Growth Portfolio — 1.55% series contract	3,459.212	11.204222	38,758
Mid Cap Growth Portfolio — 1.50% series contract	207.913	11.225147	2,334
Mid Cap Growth Portfolio — 1.45% series contract	118.189	11.234658	1,328
Mid Cap Growth Portfolio — 1.40% series contract	21,086.787	11.974622	252,506
Mid Cap Growth Portfolio — 1.25% series contract	37,845.837	11.295753	427,497
Mid Cap Growth Portfolio — 1.00% series contract	4,124.842	11.372385	46,909
U.S. Real Estate Portfolio — 1.80% series contract	340.726	21.365561	7,280
U.S. Real Estate Portfolio — 1.70% series contract	2,328.609	21.548458	50,178
U.S. Real Estate Portfolio — 1.65% series contract	14,710.289	21.640122	318,332
U.S. Real Estate Portfolio — 1.40% series contract	133,333.866	22.104864	2,947,327

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2010

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio — 1.75% series contract	2,112.087	$9.667942	$20,420
Guardian Portfolio — 1.70% series contract	234.177	15.811382	3,703
Guardian Portfolio — 1.65% series contract *	9.585	9.694307	93
Guardian Portfolio — 1.65% series contract	213.903	15.878627	3,396
Guardian Portfolio — 1.55% series contract	9.976	9.720639	97
Guardian Portfolio — 1.50% series contract	777.190	9.738780	7,569
Guardian Portfolio — 1.45% series contract	1,699.419	9.747019	16,564
Guardian Portfolio — 1.40% series contract	96,038.982	16.219594	1,557,713
Guardian Portfolio — 1.25% series contract	37,305.021	9.800066	365,592
Guardian Portfolio — 1.00% series contract	2,289.670	9.866519	22,591
Small-Cap Growth Portfolio — 1.70% series contract	2,596.260	11.638908	30,218
Small-Cap Growth Portfolio — 1.65% series contract	79.774	11.688444	932
Small-Cap Growth Portfolio — 1.40% series contract	17,368.580	11.939400	207,370
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund — 1.80% series contract	8,076.208	11.052216	89,260
Balanced Fund — 1.75% series contract	9.762	7.659114	75
Balanced Fund — 1.70% series contract	1,149.485	11.146811	12,813
Balanced Fund — 1.65% series contract *	1,649.292	7.679976	12,667
Balanced Fund — 1.65% series contract	16,023.521	11.194177	179,370
Balanced Fund — 1.55% series contract	177.867	7.700835	1,370
Balanced Fund — 1.40% series contract	61,027.057	11.434578	697,819
Balanced Fund — 1.25% series contract	17,184.680	7.763765	133,418
Balanced Fund — 1.00% series contract	80.263	7.816423	627
Capital Appreciation Fund — 2.00% series contract	1,643.027	8.488664	13,947
Capital Appreciation Fund — 1.95% series contract	7,633.968	8.495895	64,857
Capital Appreciation Fund — 1.80% series contract	588.530	8.535074	5,023
Capital Appreciation Fund — 1.75% series contract	12,027.182	8.542312	102,740
Capital Appreciation Fund — 1.70% series contract	172.273	13.103355	2,257
Capital Appreciation Fund — 1.65% series contract *	1,447.490	8.565581	12,399
Capital Appreciation Fund — 1.65% series contract	3,895.191	13.159088	51,257
Capital Appreciation Fund — 1.55% series contract	13,453.429	8.588851	115,549
Capital Appreciation Fund — 1.50% series contract **	2,082.857	8.604888	17,923
Capital Appreciation Fund — 1.50% series contract	59.952	13.327909	799
Capital Appreciation Fund — 1.45% series contract	2,717.838	8.612159	23,406
Capital Appreciation Fund — 1.40% series contract	49,054.011	13.441660	659,367
Capital Appreciation Fund — 1.25% series contract	146,640.259	8.659031	1,269,763
Capital Appreciation Fund — 1.00% series contract	15,079.807	8.717787	131,463
Global Securities Fund — 1.80% series contract	330.770	18.821424	6,226
Global Securities Fund — 1.75% series contract	1,386.107	9.686034	13,426
Global Securities Fund — 1.70% series contract	757.450	18.982484	14,378
Global Securities Fund — 1.65% series contract *	1,894.964	9.712414	18,405
Global Securities Fund — 1.65% series contract	6,632.395	19.063173	126,434
Global Securities Fund — 1.55% series contract	1,538.830	9.738802	14,986
Global Securities Fund — 1.40% series contract	63,586.216	19.472470	1,238,181
Global Securities Fund — 1.25% series contract	43,218.322	9.818350	424,333
Global Securities Fund — 1.00% series contract	161.364	9.884958	1,595
Main Street Fund — 2.00% series contract	1,870.662	9.169411	17,153
Main Street Fund — 1.95% series contract	7,620.340	9.177239	69,934
Main Street Fund — 1.80% series contract	187.778	10.666656	2,003
Main Street Fund — 1.75% series contract	7,516.624	9.227323	69,358
Main Street Fund — 1.70% series contract	14.913	10.733014	160
Main Street Fund — 1.65% series contract *	9.733	9.252498	90
Main Street Fund — 1.65% series contract	5,172.326	10.766194	55,686
Main Street Fund — 1.55% series contract	989.227	9.277625	9,178
Main Street Fund — 1.45% series contract	122.386	9.302818	1,139
Main Street Fund — 1.40% series contract	84,695.723	10.933796	926,046
Main Street Fund — 1.25% series contract	23,110.357	9.353423	216,161
Main Street Fund — 1.00% series contract	557.813	9.416867	5,253
Main Street Small Cap Fund — 2.00% series contract	468.031	10.537658	4,932
Main Street Small Cap Fund — 1.95% series contract	2,448.011	10.546633	25,818
Main Street Small Cap Fund — 1.80% series contract	6,711.115	18.311450	122,890
Main Street Small Cap Fund — 1.75% series contract	3,055.401	10.604257	32,400
Main Street Small Cap Fund — 1.70% series contract	1,023.060	18.468169	18,894
Main Street Small Cap Fund — 1.65% series contract *	1,619.805	10.633151	17,224
Main Street Small Cap Fund — 1.65% series contract	5,143.408	18.546682	95,393
Main Street Small Cap Fund — 1.55% series contract	3,029.916	10.662024	32,305
Main Street Small Cap Fund — 1.50% series contract	61.176	10.681943	653
Main Street Small Cap Fund — 1.45% series contract	83.128	10.690999	889
Main Street Small Cap Fund — 1.40% series contract	93,494.500	18.944930	1,771,247
Main Street Small Cap Fund — 1.25% series contract	23,277.088	10.749181	250,210
Main Street Small Cap Fund — 1.00% series contract	509.179	10.822114	5,510

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2010

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio — 2.00% series contract	1,817.791	$11.467345	$20,845
High Yield Portfolio — 1.95% series contract	5,450.336	11.477125	62,554
High Yield Portfolio — 1.80% series contract	324.903	11.529953	3,746
High Yield Portfolio — 1.75% series contract	6,785.767	11.539716	78,306
High Yield Portfolio — 1.70% series contract	2,118.497	18.538407	39,274
High Yield Portfolio — 1.65% series contract *	3,246.104	11.571128	37,561
High Yield Portfolio — 1.65% series contract	2,375.881	18.617228	44,232
High Yield Portfolio — 1.55% series contract	3,252.969	11.602545	37,743
High Yield Portfolio — 1.45% series contract	107.040	11.634013	1,245
High Yield Portfolio — 1.40% series contract	33,833.755	19.016870	643,412
High Yield Portfolio — 1.25% series contract	29,191.414	11.697245	341,459
High Yield Portfolio — 1.00% series contract	738.893	11.776522	8,702
Real Return Portfolio — 1.95% series contract	541.942	10.939102	5,928
Real Return Portfolio — 1.80% series contract **	11.655	10.989438	128
Real Return Portfolio — 1.80% series contract	1,965.920	14.808171	29,112
Real Return Portfolio — 1.75% series contract	28,211.807	10.998758	310,295
Real Return Portfolio — 1.70% series contract	4,557.737	14.934902	68,069
Real Return Portfolio — 1.65% series contract *	1,858.092	11.028714	20,492
Real Return Portfolio — 1.65% series contract	62,590.334	14.998411	938,756
Real Return Portfolio — 1.55% series contract	28,782.444	11.058640	318,295
Real Return Portfolio — 1.50% series contract **	1,000.450	11.079253	11,084
Real Return Portfolio — 1.50% series contract	538.465	15.190748	8,180
Real Return Portfolio — 1.45% series contract	877.057	11.088653	9,725
Real Return Portfolio — 1.40% series contract	160,585.690	15.320362	2,460,231
Real Return Portfolio — 1.25% series contract	138,106.232	11.148905	1,539,733
Real Return Portfolio — 1.00% series contract	12,871.995	11.224463	144,481
Total Return Portfolio — 2.00% series contract	6,308.390	11.820199	74,566
Total Return Portfolio — 1.95% series contract	5,102.289	11.830305	60,362
Total Return Portfolio — 1.80% series contract **	288.065	11.884736	3,424
Total Return Portfolio — 1.80% series contract	2,314.498	14.904242	34,496
Total Return Portfolio — 1.75% series contract	48,705.842	11.894827	579,348
Total Return Portfolio — 1.70% series contract	1,968.507	15.031743	29,590
Total Return Portfolio — 1.65% series contract *	23,198.556	11.927199	276,694
Total Return Portfolio — 1.65% series contract	26,481.722	15.095658	399,759
Total Return Portfolio — 1.55% series contract	33,283.701	11.959564	398,059
Total Return Portfolio — 1.50% series contract **	3,573.856	11.981846	42,821
Total Return Portfolio — 1.50% series contract	51.678	15.289237	790
Total Return Portfolio — 1.45% series contract	3,854.280	11.992016	46,221
Total Return Portfolio — 1.40% series contract	196,177.679	15.419686	3,024,998
Total Return Portfolio — 1.25% series contract	345,101.986	12.057160	4,160,950
Total Return Portfolio — 1.00% series contract	24,742.280	12.138890	300,344
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund — 1.70% series contract	1,990.724	14.794413	29,452
Rydex|SGI U.S. Long Short Momentum Fund — 1.65% series contract	3,619.637	14.857286	53,778
Rydex|SGI U.S. Long Short Momentum Fund — 1.40% series contract	51,976.834	15.176287	788,815
Wilshire Variable Insurance Trust:
2015 ETF Fund — 1.75% series contract	9.763	10.077834	98
2015 ETF Fund — 1.70% series contract	1,891.751	9.628683	18,215
2015 ETF Fund — 1.65% series contract *	9.763	10.105278	99
2015 ETF Fund — 1.65% series contract	1,062.815	9.646634	10,253
2015 ETF Fund — 1.55% series contract	1,592.552	10.132717	16,137
2015 ETF Fund — 1.40% series contract	14,789.496	9.736952	144,005
2015 ETF Fund — 1.25% series contract	770.105	10.215438	7,867
2015 ETF Fund — 1.00% series contract	5,504.918	10.284702	56,616
2025 ETF Fund — 1.75% series contract	9.743	9.683884	94
2025 ETF Fund — 1.70% series contract	433.978	9.141482	3,967
2025 ETF Fund — 1.65% series contract *	9.743	9.710292	95
2025 ETF Fund — 1.65% series contract	9.046	9.158551	83
2025 ETF Fund — 1.55% series contract	10.133	9.736630	99
2025 ETF Fund — 1.40% series contract	8,627.608	9.244323	79,756
2025 ETF Fund — 1.25% series contract	4,138.319	9.816126	40,622
2025 ETF Fund — 1.00% series contract	757.484	9.882687	7,486
2035 ETF Fund — 1.75% series contract	9.724	9.266038	90
2035 ETF Fund — 1.65% series contract *	9.724	9.291323	90
2035 ETF Fund — 1.65% series contract	19.582	8.572894	168
2035 ETF Fund — 1.55% series contract	10.114	9.316519	94
2035 ETF Fund — 1.40% series contract	12,535.278	8.653185	108,470
2035 ETF Fund — 1.25% series contract	2,648.396	9.392610	24,875
2035 ETF Fund — 1.00% series contract	817.357	9.456316	7,729

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2010

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	$9,535	$4,004	$5,531	$4,705	$0	$6,127	$10,832	$16,363
American Century Variable Portfolios — Class I:
Vista Fund	0	16,636	(16,636)	(19,729)	0	291,444	271,715	255,079
American Century Variable Portfolios — Class II:
Large Company Value Fund	8,813	8,779	34	(103,652)	0	150,622	46,970	47,004
Mid Cap Value Fund	14,337	8,989	5,348	(3,415)	0	109,957	106,542	111,890
Ultra Fund	486	2,162	(1,676)	(2,415)	0	25,740	23,325	21,649
Calamos Advisors Trust:
Growth and Income Portfolio	31,549	22,114	9,435	(36,997)	0	167,979	130,982	140,417
Davis Variable Account Fund, Inc.:
Value Portfolio	48,277	39,991	8,286	(12,166)	0	388,720	376,554	384,840
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	4,921	11,341	(6,420)	1,412	0	119,894	121,306	114,886
Stock Index Fund, Inc.	180,718	157,560	23,158	(168,798)	0	1,614,926	1,446,128	1,469,286
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	0	5,600	(5,600)	4,003	0	101,059	105,062	99,462
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	897	2,233	(1,336)	2,700	0	34,566	37,266	35,930
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	481	46,561	(46,080)	0	0	0	0	(46,080)
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	12,523	9,623	2,900	(10,908)	0	93,423	82,515	85,415
DWS Variable Series II — Class A:
Global Thematic VIP	166	279	(113)	27	0	3,212	3,239	3,126
DWS Variable Series II — Class B:
Dreman Small Mid Cap Value VIP (*)	0	31	(31)	(1)	0	895	894	863
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	62,832	116,796	(53,964)	(31,654)	0	936,061	904,407	850,443
Ibbotson Conservative ETF Asset Allocation Portfolio	36,778	39,019	(2,241)	9,286	2,447	130,414	142,147	139,906
Ibbotson Growth ETF Asset Allocation Portfolio	121,521	233,916	(112,395)	(52,585)	0	2,192,515	2,139,930	2,027,535
Ibbotson Income and Growth ETF Asset Allocation Portfolio	28,307	74,344	(46,037)	31,089	0	413,881	444,970	398,933
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund	665	900	(235)	2,796	0	17,600	20,396	20,161
Franklin U.S. Government Fund	35,561	15,998	19,563	1,496	0	12,782	14,278	33,841
Mutual Global Discovery Securities Fund	3,028	2,133	895	1,998	0	20,820	22,818	23,713
Mutual Shares Securities Fund	12,347	11,347	1,000	86,120	0	(6,106)	80,014	81,014
Templeton Foreign Securities Fund	8,049	6,199	1,850	(16,629)	0	52,526	35,897	37,747
Templeton Global Bond Securities Fund	3,247	3,841	(594)	10,597	587	21,978	33,162	32,568
Invesco Variable Insurance Funds — Series I Shares:
Core Equity Fund	3,633	5,326	(1,693)	(340)	0	30,272	29,932	28,239
Financial Services Fund	177	2,438	(2,261)	(82,494)	0	99,705	17,211	14,950
Global Health Care Fund	0	11,231	(11,231)	(31,466)	0	71,139	39,673	28,442
Small Cap Equity Fund	0	11,770	(11,770)	(22,734)	0	237,032	214,298	202,528
Van Kampen U.S. Mid Cap Value Portfolio	20,148	30,585	(10,437)	(249,569)	0	657,769	408,200	397,763
Van Kampen Value Portfolio	31,302	30,914	388	(178,123)	0	468,576	290,453	290,841
Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

(**)	Period from January 1, 2010 to April 30, 2010 (fund termination date).
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS — Continued
For the Year Ended December 31, 2010

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
Invesco Variable Insurance Funds — Series II Shares:
Capital Development Fund	$0	$24,047	$(24,047)	$(126,428)	$0	$442,862	$316,434	$292,387
Global Real Estate Fund	40,904	9,187	31,717	18,392	0	78,821	97,213	128,930
Government Securities Fund	49,936	17,076	32,860	(2,592)	0	8,517	5,925	38,785
International Growth Fund	8,150	6,006	2,144	24,696	0	23,358	48,054	50,198
Mid Cap Core Equity Fund	2,573	10,720	(8,147)	(29,261)	0	126,721	97,460	89,313
Utilities Fund	40,028	17,244	22,784	(111,507)	0	136,058	24,551	47,335
Janus Aspen Series — Service Shares:
Balanced Portfolio	98,510	53,229	45,281	37,893	0	170,341	208,234	253,515
Enterprise Portfolio	0	11,721	(11,721)	(24,112)	0	211,613	187,501	175,780
INTECH Risk-Managed Core Portfolio (**)	2,270	587	1,683	(15,703)	0	24,055	8,352	10,035
Janus Portfolio	7,523	28,526	(21,003)	2,763	0	257,530	260,293	239,290
Overseas Portfolio	39,854	97,585	(57,731)	(195,765)	0	1,770,306	1,574,541	1,516,810
Worldwide Portfolio	749	2,152	(1,403)	1,004	0	20,882	21,886	20,483
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	55,953	15,060	40,893	(16,920)	0	27,249	10,329	51,222
Mid Cap Growth Portfolio	0	6,794	(6,794)	22,019	0	134,311	156,330	149,536
U.S. Real Estate Portfolio	65,035	42,896	22,139	(644,439)	0	1,356,119	711,680	733,819
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio	6,142	26,811	(20,669)	(42,061)	0	352,213	310,152	289,483
Small-Cap Growth Portfolio	0	2,938	(2,938)	(6,665)	0	46,271	39,606	36,668
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	11,606	15,068	(3,462)	(37,309)	0	151,060	113,751	110,289
Capital Appreciation Fund	0	27,868	(27,868)	(23,053)	0	230,861	207,808	179,940
Global Securities Fund	18,090	22,268	(4,178)	28,367	0	198,880	227,247	223,069
Main Street Fund	8,471	15,805	(7,334)	(21,840)	0	199,195	177,355	170,021
Main Street Small Cap Fund	7,951	28,952	(21,001)	(27,837)	0	452,648	424,811	403,810
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	90,248	17,409	72,839	34,276	0	44,330	78,606	151,445
Real Return Portfolio	77,546	77,911	(365)	47,520	49,415	227,226	324,161	323,796
Total Return Portfolio	197,439	111,885	85,554	62,665	271,619	34,416	368,700	454,254
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	0	11,276	(11,276)	(15,705)	0	102,706	87,001	75,725
Wilshire Variable Insurance Trust:
2015 ETF Fund	1,678	3,211	(1,533)	(2,340)	0	26,699	24,359	22,826
2025 ETF Fund	772	1,393	(621)	(3,008)	0	15,041	12,033	11,412
2035 ETF Fund	741	1,589	(848)	(1,199)	0	15,159	13,960	13,112
Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

(**)	Period from January 1, 2010 to April 30, 2010 (fund termination date).
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2010

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	$5,531	$4,705	$0	$6,127	$16,363	$157,515	$11,336	$(8,588)	$137,591	$153,954	$234,491	$388,445
American Century Variable Portfolios — Class I:
Vista Fund	(16,636)	(19,729)	0	291,444	255,079	249,659	54,416	2,758	198,001	453,080	1,006,058	1,459,138
American Century Variable Portfolios — Class II:
Large Company Value Fund	34	(103,652)	0	150,622	47,004	408,070	74,908	(176,014)	157,148	204,152	526,624	730,776
Mid Cap Value Fund	5,348	(3,415)	0	109,957	111,890	173,058	20,741	26,506	178,823	290,713	539,700	830,413
Ultra Fund	(1,676)	(2,415)	0	25,740	21,649	13,107	758	4,656	17,005	38,654	140,854	179,508
Calamos Advisors Trust:
Growth and Income Portfolio	9,435	(36,997)	0	167,979	140,417	364,677	108,265	26,463	282,875	423,292	1,389,328	1,812,620
Davis Variable Account Fund, Inc.:
Value Portfolio	8,286	(12,166)	0	388,720	384,840	1,224,429	111,352	178,331	1,291,408	1,676,248	2,158,727	3,834,975
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	(6,420)	1,412	0	119,894	114,886	307,450	35,300	(4,303)	267,847	382,733	620,609	1,003,342
Stock Index Fund, Inc.	23,158	(168,798)	0	1,614,926	1,469,286	2,777,011	711,730	(739,938)	1,325,343	2,794,629	10,129,869	12,924,498
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	(5,600)	4,003	0	101,059	99,462	23,904	19,667	34,285	38,522	137,984	337,395	475,379
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	(1,336)	2,700	0	34,566	35,930	39,020	5,079	71,299	105,240	141,170	69,548	210,718
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	(46,080)	0	0	0	(46,080)	2,289,190	557,749	(313,034)	1,418,407	1,372,327	2,284,273	3,656,600
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	2,900	(10,908)	0	93,423	85,415	68,580	67,604	12,360	13,336	98,751	619,618	718,369
DWS Variable Series II — Class A:
Global Thematic VIP	(113)	27	0	3,212	3,126	12,689	49	680	13,320	16,446	17,129	33,575
DWS Variable Series II — Class B:
Dreman Small Mid Cap Value VIP (*)	(31)	(1)	0	895	863	3,604	9	3,131	6,726	7,589	0	7,589
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(53,964)	(31,654)	0	936,061	850,443	2,138,008	189,493	(129,647)	1,818,868	2,669,311	7,162,861	9,832,172
Ibbotson Conservative ETF Asset Allocation Portfolio	(2,241)	9,286	2,447	130,414	139,906	285,527	82,023	224,536	428,040	567,946	2,553,255	3,121,201
Ibbotson Growth ETF Asset Allocation Portfolio	(112,395)	(52,585)	0	2,192,515	2,027,535	3,664,947	466,686	(389,960)	2,808,301	4,835,836	14,406,008	19,241,844
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(46,037)	31,089	0	413,881	398,933	827,286	225,897	269,171	870,560	1,269,493	4,669,525	5,939,018
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund	(235)	2,796	0	17,600	20,161	81,954	13,989	23,122	91,087	111,248	18,877	130,125
Franklin U.S. Government Fund	19,563	1,496	0	12,782	33,841	728,266	70,732	(29,933)	627,601	661,442	780,910	1,442,352
Mutual Global Discovery Securities Fund	895	1,998	0	20,820	23,713	182,326	962	9,032	190,396	214,109	85,092	299,201
Mutual Shares Securities Fund	1,000	86,120	0	(6,106)	81,014	245,177	34,657	(70,355)	140,165	221,179	746,112	967,291
Templeton Foreign Securities Fund	1,850	(16,629)	0	52,526	37,747	86,868	19,722	108,340	175,486	213,233	386,643	599,876
Templeton Global Bond Securities Fund	(594)	10,597	587	21,978	32,568	344,367	18,023	102,001	428,345	460,913	111,546	572,459
Note: Year ended unless otherwise noted.
(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

(**)	Period from January 1, 2010 to April 30, 2010 (fund termination date).
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS — Continued
For the Year Ended December 31, 2010

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
Invesco Variable Insurance Funds — Series I Shares:
Core Equity Fund	$(1,693)	$(340)	$0	$30,272	$28,239	$43,249	$29,519	$(13,249)	$481	$28,720	$365,805	$394,525
Financial Services Fund	(2,261)	(82,494)	0	99,705	14,950	29,223	18,956	(19,660)	(9,393)	5,557	175,108	180,665
Global Health Care Fund	(11,231)	(31,466)	0	71,139	28,442	77,570	42,223	(62,202)	(26,855)	1,587	813,660	815,247
Small Cap Equity Fund	(11,770)	(22,734)	0	237,032	202,528	187,176	93,632	42,236	135,780	338,308	707,302	1,045,610
Van Kampen U.S. Mid Cap Value Portfolio	(10,437)	(249,569)	0	657,769	397,763	419,243	91,300	(99,175)	228,768	626,531	1,862,817	2,489,348
Van Kampen Value Portfolio	388	(178,123)	0	468,576	290,841	320,489	91,643	(140,181)	88,665	379,506	2,015,178	2,394,684
Invesco Variable Insurance Funds — Series II Shares:
Capital Development Fund	(24,047)	(126,428)	0	442,862	292,387	701,783	105,860	(167,571)	428,352	720,739	1,458,028	2,178,767
Global Real Estate Fund	31,717	18,392	0	78,821	128,930	492,252	32,296	(3,631)	456,325	585,255	460,013	1,045,268
Government Securities Fund	32,860	(2,592)	0	8,517	38,785	62,279	57,239	(235,378)	(230,338)	(191,553)	1,232,553	1,041,000
International Growth Fund	2,144	24,696	0	23,358	50,198	186,994	18,725	(1,387)	166,882	217,080	337,068	554,148
Mid Cap Core Equity Fund	(8,147)	(29,261)	0	126,721	89,313	165,778	33,160	(25,649)	106,969	196,282	675,120	871,402
Utilities Fund	22,784	(111,507)	0	136,058	47,335	139,412	53,825	(133,418)	(47,831)	(496)	1,241,711	1,241,215
Janus Aspen Series — Service Shares:
Balanced Portfolio	45,281	37,893	0	170,341	253,515	774,953	295,032	122,675	602,596	856,111	3,349,814	4,205,925
Enterprise Portfolio	(11,721)	(24,112)	0	211,613	175,780	201,569	60,523	(186,190)	(45,144)	130,636	756,920	887,556
INTECH Risk-Managed Core Portfolio (**)	1,683	(15,703)	0	24,055	10,035	6,047	9	(138,299)	(132,261)	(122,226)	122,226	0
Janus Portfolio	(21,003)	2,763	0	257,530	239,290	179,885	103,026	(124,454)	(47,595)	191,695	1,958,821	2,150,516
Overseas Portfolio	(57,731)	(195,765)	0	1,770,306	1,516,810	2,234,667	342,530	(339,401)	1,552,736	3,069,546	5,672,829	8,742,375
Worldwide Portfolio	(1,403)	1,004	0	20,882	20,483	11,039	12,072	(8,098)	(9,131)	11,352	153,420	164,772
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	40,893	(16,920)	0	27,249	51,222	58,681	50,618	(6,500)	1,563	52,785	929,602	982,387
Mid Cap Growth Portfolio	(6,794)	22,019	0	134,311	149,536	181,020	41,588	336,957	476,389	625,925	306,828	932,753
U.S. Real Estate Portfolio	22,139	(644,439)	0	1,356,119	733,819	252,399	189,801	(184,426)	(121,828)	611,991	2,711,126	3,323,117
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio	(20,669)	(42,061)	0	352,213	289,483	181,537	121,839	(197,200)	(137,502)	151,981	1,845,757	1,997,738
Small-Cap Growth Portfolio	(2,938)	(6,665)	0	46,271	36,668	29,775	7,008	(13,442)	9,325	45,993	192,527	238,520
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	(3,462)	(37,309)	0	151,060	110,289	131,990	40,262	(27,913)	63,815	174,104	953,315	1,127,419
Capital Appreciation Fund	(27,868)	(23,053)	0	230,861	179,940	861,945	96,996	(162,456)	602,493	782,433	1,688,317	2,470,750
Global Securities Fund	(4,178)	28,367	0	198,880	223,069	319,636	79,229	(29,785)	210,622	433,691	1,424,273	1,857,964
Main Street Fund	(7,334)	(21,840)	0	199,195	170,021	215,806	54,452	141,861	303,215	473,236	898,925	1,372,161
Main Street Small Cap Fund	(21,001)	(27,837)	0	452,648	403,810	336,192	106,309	(40,529)	189,354	593,164	1,785,201	2,378,365
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	72,839	34,276	0	44,330	151,445	303,911	150,076	(98,912)	54,923	206,368	1,112,711	1,319,079
Real Return Portfolio	(365)	47,520	49,415	227,226	323,796	1,263,507	459,187	(176,710)	627,610	951,406	4,913,103	5,864,509
Total Return Portfolio	85,554	62,665	271,619	34,416	454,254	3,761,702	485,114	(125,716)	3,150,872	3,605,126	5,827,296	9,432,422
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	(11,276)	(15,705)	0	102,706	75,725	76,241	35,103	(15,504)	25,634	101,359	770,686	872,045
Wilshire Variable Insurance Trust:
2015 ETF Fund	(1,533)	(2,340)	0	26,699	22,826	26,803	17,048	(744)	9,011	31,837	221,453	253,290
2025 ETF Fund	(621)	(3,008)	0	15,041	11,412	37,381	10,449	18,194	45,126	56,538	75,664	132,202
2035 ETF Fund	(848)	(1,199)	0	15,159	13,112	20,805	3,681	8,234	25,358	38,470	103,046	141,516
Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

(**)	Period from January 1, 2010 to April 30, 2010 (fund termination date).
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2009

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	$1,781	$(6,315)	$0	$78,261	$73,727	$44,947	$6,778	$2,518	$40,687	$114,414	$251,391	$365,805
Financial Services Fund	2,957	(51,065)	0	82,487	34,379	39,354	8,648	(1,507)	29,199	63,578	111,530	175,108
Global Health Care Fund	(7,659)	(82,856)	0	258,443	167,928	77,372	21,562	(117,488)	(61,678)	106,250	707,410	813,660
Small Cap Equity Fund	(7,356)	(51,165)	0	197,275	138,754	221,278	37,901	(35,486)	147,891	286,645	420,657	707,302
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	(13,925)	(61,153)	0	436,405	361,327	541,535	57,596	(48,311)	435,628	796,955	661,073	1,458,028
Global Real Estate Fund	(3,172)	(24,355)	0	122,952	95,425	300,305	8,295	(14,200)	277,810	373,235	86,778	460,013
Government Securities Fund	35,561	32,231	44,600	(135,085)	(22,693)	75,731	79,025	(418,233)	(421,527)	(444,220)	1,676,773	1,232,553
International Growth Fund	1,548	1,142	0	50,635	53,325	113,948	2,823	171,326	282,451	335,776	1,292	337,068
Mid Cap Core Equity Fund	(1,010)	(7,519)	7,607	137,979	137,057	144,141	18,607	61,797	187,331	324,388	350,732	675,120
Utilities Fund	35,008	(148,028)	13,878	227,388	128,246	191,833	65,164	(117,117)	9,552	137,798	1,103,913	1,241,711
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	441	(1,571)	0	51,913	50,783	171,648	12,588	(2,279)	156,781	207,564	26,927	234,491
American Century Variable Portfolios — Class I:
Vista Fund	(10,843)	(28,951)	0	196,416	156,622	234,680	34,825	47,887	247,742	404,364	601,694	1,006,058
American Century Variable Portfolios — Class II:
Large Company Value Fund	14,202	(70,163)	0	134,125	78,164	134,611	44,523	(17,181)	72,907	151,071	375,553	526,624
Mid Cap Value Fund	7,250	(7,780)	0	113,425	112,895	177,361	4,670	15,737	188,428	301,323	238,377	539,700
Ultra Fund	(1,437)	(2,575)	0	38,084	34,072	16,627	2,152	(3,368)	11,107	45,179	95,675	140,854
Calamos Advisors Trust:
Growth and Income Portfolio	15,576	(130,150)	0	474,284	359,710	148,254	109,671	(119,815)	(81,232)	278,478	1,110,850	1,389,328
Davis Variable Account Fund, Inc.:
Value Portfolio	(484)	(37,217)	0	455,071	417,370	1,316,849	50,121	13,532	1,280,260	1,697,630	461,097	2,158,727
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	(3,822)	(17,255)	0	157,063	135,986	120,798	61,618	4,036	63,216	199,202	421,407	620,609
Stock Index Fund, Inc.	33,112	(323,608)	399,815	1,528,484	1,637,803	2,161,986	465,021	799,021	2,495,986	4,133,789	5,996,080	10,129,869
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	(2,757)	(6,566)	0	135,274	125,951	25,731	11,991	27,984	41,724	167,675	169,720	337,395
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	(308)	(6,756)	0	21,189	14,125	25,473	989	6,568	31,052	45,177	24,371	69,548
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	(30,755)	0	0	0	(30,755)	2,261,556	391,052	(1,808,634)	61,870	31,115	2,253,158	2,284,273
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	4,189	(9,670)	38,554	71,070	104,143	72,744	31,043	(2,499)	39,202	143,345	476,273	619,618
DWS Variable Series II — Class A:
Global Thematic VIP	(42)	(27)	0	3,758	3,689	10,464	29	2	10,437	14,126	3,003	17,129
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(21,328)	(22,774)	4,730	1,067,419	1,028,047	3,434,882	136,600	116,626	3,414,908	4,442,955	2,719,906	7,162,861
Ibbotson Conservative ETF Asset Allocation Portfolio	(11,104)	927	1,535	180,095	171,453	1,630,429	106,655	(82,759)	1,441,015	1,612,468	940,787	2,553,255
Ibbotson Growth ETF Asset Allocation Portfolio	(48,290)	(83,646)	4,350	2,901,519	2,773,933	8,038,381	42,172	42,402	8,038,611	10,812,544	3,593,464	14,406,008
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(20,170)	(24,467)	2,711	660,646	618,720	3,016,854	57,877	(119,294)	2,839,683	3,458,403	1,211,122	4,669,525
Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS — Continued
For the Year Ended December 31, 2009

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund (*)	$(22)	$1	$24	$598	$601	$18,262	$5	$19	$18,276	$18,877	$0	$18,877
Franklin U.S. Government Fund	7,959	2,565	0	(5,204)	5,320	531,312	15,531	155,297	671,078	676,398	104,512	780,910
Mutual Global Discovery Securities Fund (*)	(78)	2,053	453	2,073	4,501	80,785	5	(189)	80,591	85,092	0	85,092
Mutual Shares Securities Fund	2,437	(8,907)	0	87,016	80,546	306,446	4,875	173,817	475,388	555,934	190,178	746,112
Templeton Foreign Securities Fund	3,229	(57,617)	8,986	135,607	90,205	94,324	18,984	(7,305)	68,035	158,240	228,403	386,643
Templeton Global Bond Securities Fund (*)	(85)	(14)	0	2,335	2,236	99,012	296	10,594	109,310	111,546	0	111,546
Janus Aspen Series — Service Shares:
Balanced Portfolio	38,707	6,890	99,670	451,682	596,949	790,150	243,145	56,146	603,151	1,200,100	2,149,714	3,349,814
Enterprise Portfolio	(7,075)	(15,355)	0	210,412	187,982	151,889	17,289	109,707	244,307	432,289	324,631	756,920
INTECH Risk-Managed Core Portfolio	(206)	(5,595)	0	27,123	21,322	16,787	3,434	(2,635)	10,718	32,040	90,186	122,226
Janus Portfolio	(11,067)	(28,128)	0	349,832	310,637	268,512	66,274	798,021	1,000,259	1,310,896	647,925	1,958,821
Overseas Portfolio	(35,919)	(131,795)	103,461	2,014,650	1,950,397	1,869,964	144,995	152,647	1,877,616	3,828,013	1,844,816	5,672,829
Worldwide Portfolio	(161)	(3,199)	0	42,278	38,918	12,917	6,757	(4,259)	1,901	40,819	112,601	153,420
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio	(4,948)	(186,317)	0	639,730	448,465	268,040	86,881	185,721	366,880	815,345	1,030,412	1,845,757
Small-Cap Growth Portfolio	(2,461)	(20,038)	0	57,359	34,860	30,528	2,487	(36,865)	(8,824)	26,036	166,491	192,527
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	(11,843)	(75,665)	0	238,859	151,351	190,950	49,052	(15,829)	126,069	277,420	675,895	953,315
Capital Appreciation Fund	(14,393)	(23,508)	0	416,208	378,307	728,926	69,859	142,414	801,481	1,179,788	508,529	1,688,317
Global Securities Fund	3,799	(43,645)	21,609	393,833	375,596	321,423	60,474	(56,023)	204,926	580,522	843,751	1,424,273
Main Street Fund	347	(40,540)	0	229,442	189,249	200,415	47,929	(4,787)	147,699	336,948	561,977	898,925
Main Street Small Cap Fund	(11,778)	(28,033)	0	484,963	445,152	312,649	54,828	30,580	288,401	733,553	1,051,648	1,785,201
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	70,188	(86,166)	0	332,709	316,731	196,563	253,360	234,626	177,829	494,560	618,151	1,112,711
Real Return Portfolio	67,292	(15,621)	180,354	393,371	625,396	1,281,674	367,033	(282,338)	632,303	1,257,699	3,655,404	4,913,103
Total Return Portfolio	171,186	6,317	164,274	154,478	496,255	2,402,628	491,666	(90,624)	1,820,338	2,316,593	3,510,703	5,827,296
Rydex Variable Trust:
All-Cap Opportunity Fund	(8,334)	(58,046)	0	212,506	146,126	91,511	37,161	(10,848)	43,502	189,628	581,058	770,686
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	67,205	(27,396)	0	33,813	73,622	57,013	41,895	(32,044)	(16,926)	56,696	872,906	929,602
Mid Cap Growth Portfolio	(2,640)	(24,080)	0	115,995	89,275	131,837	17,287	16,338	130,888	220,163	86,665	306,828
U.S. Mid Cap Value Portfolio	(2,647)	(338,717)	0	792,205	450,841	364,444	96,383	(15,488)	252,573	703,414	1,159,403	1,862,817
U.S. Real Estate Portfolio	38,740	(1,492,534)	0	1,965,388	511,594	311,547	124,621	(366,044)	(179,118)	332,476	2,378,650	2,711,126
Value Portfolio	30,659	(269,826)	0	672,458	433,291	334,281	54,298	(17,147)	262,836	696,127	1,319,051	2,015,178
Wilshire Variable Insurance Trust:
2015 ETF Fund	4,131	(1,770)	258	33,742	36,361	42,514	5,569	41,836	78,781	115,142	106,311	221,453
2025 ETF Fund	649	(278)	101	10,370	10,842	24,029	45	(454)	23,530	34,372	41,292	75,664
2035 ETF Fund	(68)	(2,149)	86	17,849	15,718	32,884	1,520	(1,306)	30,058	45,776	57,270	103,046
Note: Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
December 31, 2010
(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2010 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
•	International Value Portfolio
American Century Variable Portfolios — Class I:
•	Vista Fund
American Century Variable Portfolios — Class II:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund
Calamos Advisors Trust:
•	Growth and Income Portfolio
Davis Variable Account Fund, Inc.:
•	Value Portfolio
Dreyfus Funds — Service Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
Dreyfus Investment Portfolios — Initial Shares:
•	Technology Growth Portfolio
Dreyfus Investment Portfolios — Service Shares:
•	MidCap Stock Portfolio
Dreyfus Variable Investment Funds — Initial Shares:
•	Money Market Portfolio
Dreyfus Variable Investment Funds — Service Shares:
•	Appreciation Portfolio
DWS Variable Series II — Class A:
•	Global Thematic VIP
DWS Variable Series II — Class B:
•	Dreman Small Mid Cap Value VIP
Financial Investors Variable Insurance Trust — Class II:
•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
Franklin Templeton Variable Insurance Products Trust — Class 2:
•	Franklin Small Cap Value Securities Fund

•	Franklin U.S. Government Fund

•	Mutual Global Discovery Securities Fund

•	Mutual Shares Securities Fund

•	Templeton Foreign Securities Fund

•	Templeton Global Bond Securities Fund
Invesco Variable Insurance Funds — Series I Shares:
•	Core Equity Fund

•	Financial Services Fund

•	Global Health Care Fund

•	Small Cap Equity Fund

•	Van Kampen U.S. Mid Cap Value Portfolio

•	Van Kampen Value Portfolio
Invesco Variable Insurance Funds — Series II Shares:
•	Capital Development Fund

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Utilities Fund
Janus Aspen Series — Service Shares:
•	Balanced Portfolio

•	Enterprise Portfolio

•	Janus Portfolio

•	Overseas Portfolio

•	Worldwide Portfolio
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
•	Core Plus Fixed Income Portfolio

•	Mid Cap Growth Portfolio

•	U.S. Real Estate Portfolio
Neuberger Berman Advisers Management Trust — Class S:
•	Guardian Portfolio

•	Small-Cap Growth Portfolio
Oppenheimer Variable Account Funds — Service Shares:
•	Balanced Fund

•	Capital Appreciation Fund

•	Global Securities Fund

•	Main Street Fund

•	Main Street Small Cap Fund
PIMCO Variable Insurance Trust — Administrative Class:
•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio
Rydex Variable Trust:
•	Rydex|SGI U.S. Long Short Momentum Fund
Wilshire Variable Insurance Trust:
•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued

The following fund was added to the Account effective May 1, 2010: DWS Variable Series II — Class B Dreman Small Mid Cap Value VIP.

The following fund was terminated from the Account effective April 30th, 2010: Janus Aspen Series — Service Shares INTECH Risk-Managed Core Portfolio.

AIM Variable Insurance Funds, Inc. — Series I Shares brand name changed to Invesco Variable Insurance Funds, Inc. — Series I Shares on May 1, 2010. AIM Variable Insurance Funds, Inc. — Series II Shares brand name changed to Invesco Variable Insurance Funds, Inc. — Series II Shares on May 1, 2010. Van Kampen — The Universal Institutional Funds, Inc. — Class I brand name changed to Morgan Stanley — The Universal Institutional Funds, Inc. — Class I on May 1, 2010. Van Kampen — The Universal Institutional Funds, Inc. — Class I U.S. Mid Cap Value Portfolio fund was purchased by Invesco Variable Insurance Funds, Inc. — Series I Shares and the fund name was changed to Invesco Variable Insurance Funds, Inc. — Series I Shares Van Kampen U.S. Mid Cap Value Portfolio on June 1, 2010. Van Kampen — The Universal Institutional Funds, Inc. — Class I Value Portfolio fund was purchased by Invesco Variable Insurance Funds, Inc. — Series I Shares and the fund name was changed to Invesco Variable Insurance Funds, Inc. — Series I Shares Van Kampen Value Portfolio on June 1, 2010. Rydex Variable Trust All-Cap Opportunity Fund name changed to Rydex Variable Trust Rydex|SGI U.S. Long Short Momentum Fund on June 1, 2010.

The following funds were added to the Account effective May 1, 2009: Franklin Templeton Variable Insurance Products Trust — Class 2 Franklin Small Cap Value Securities Fund; Franklin Templeton Variable Insurance Products Trust — Class 2 Mutual Global Discovery Securities Fund; Franklin Templeton Variable Insurance Products Trust — Class 2 Templeton Global Bond Securities Fund.

Janus Aspen Series — Service Shares International Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Overseas Portfolio on May 1, 2009. Janus Aspen Series — Service Shares Large Cap Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Janus Portfolio on May 1, 2009. Janus Aspen Series — Service Shares Mid Cap Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Enterprise Portfolio on May 1, 2009. Janus Aspen Series — Service Shares Worldwide Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Worldwide Portfolio on May 1, 2009. Rydex Variable Trust Sector Rotation Fund’s name changed to Rydex Variable Trust All-Cap Opportunity Fund on May 1, 2009. Wilshire Variable Insurance Trust 2015 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2015 ETF Fund on May 1, 2009. Wilshire Variable Insurance Trust 2025 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2025 ETF Fund on May 1, 2009. Wilshire Variable Insurance Trust 2035 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2035 ETF Fund on May 1, 2009.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Fair Value Measurements

Effective January 1, 2008, the Account adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, the Account adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 the Account adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on the Account’s financial condition or results of operations. The three levels of the hierarchy are as follows:

Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 — Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2010 Statement of Changes in Net Assets for applicable periods) December 31, 2010, are as follows:

	2010
	Cost of	Proceeds
	Purchases	from Sales
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	$163,219	$20,097
American Century Variable Portfolios — Class I:
Vista Fund	273,170	91,807
American Century Variable Portfolios — Class II:
Large Company Value Fund	443,417	286,237
Mid Cap Value Fund	247,202	63,033
Ultra Fund	25,571	10,243
Calamos Advisors Trust:
Growth and Income Portfolio	701,495	409,185
Davis Variable Account Fund, Inc.:
Value Portfolio	1,493,501	193,809
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	311,901	50,475
Stock Index Fund, Inc.	2,359,975	1,011,472
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	88,548	55,626
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	122,095	18,191
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	3,122,998	1,750,675
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	105,540	89,303
DWS Variable Series II — Class A:
Global Thematic VIP	17,027	3,824
DWS Variable Series II — Class B:
Dreman Small Mid Cap Value VIP	6,721	25
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	2,367,060	602,158
Ibbotson Conservative ETF Asset Allocation Portfolio	496,400	68,155
Ibbotson Growth ETF Asset Allocation Portfolio	3,364,431	668,528
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,036,387	211,862
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund	146,177	55,322
Franklin U.S. Government Fund	882,493	235,328
Mutual Global Discovery Securities Fund	228,476	37,184
Mutual Shares Securities Fund	522,398	381,233
Templeton Foreign Securities Fund	209,490	32,155
Templeton Global Bond Securities Fund	559,793	131,456
Invesco Variable Insurance Funds — Series I Shares:
Core Equity Fund	68,755	69,966
Financial Services Fund	27,667	39,321
Global Health Care Fund	59,952	98,039
Small Cap Equity Fund	279,642	155,634
Van Kampen U.S. Mid Cap Value Portfolio	532,706	314,377
Van Kampen Value Portfolio	349,750	260,694
Invesco Variable Insurance Funds — Series II Shares:
Capital Development Fund	591,838	187,535
Global Real Estate Fund	558,841	70,798
Government Securities Fund	112,974	310,452
International Growth Fund	255,347	86,323
Mid Cap Core Equity Fund	227,368	128,547
Utilities Fund	138,240	163,287
Janus Aspen Series — Service Shares:
Balanced Portfolio	991,295	343,419
Enterprise Portfolio	261,418	318,286
INTECH Risk-Managed Core Portfolio	7,831	138,409
Janus Portfolio	492,446	561,043
Overseas Portfolio	2,387,116	892,112
Worldwide Portfolio	9,788	20,322

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES — Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended (refer to the 2010 Statement of Changes in Net Assets for applicable periods) December 31, 2010, are as follows:

	2010
	Cost of	Proceeds
	Purchases	from Sales
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	$140,122	$97,666
Mid Cap Growth Portfolio	562,505	92,908
U.S. Real Estate Portfolio	318,523	418,212
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio	349,103	507,274
Small-Cap Growth Portfolio	29,130	22,743
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	124,983	64,632
Capital Appreciation Fund	776,302	201,676
Global Securities Fund	399,176	192,734
Main Street Fund	362,377	66,494
Main Street Small Cap Fund	345,483	177,131
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	550,229	422,468
Real Return Portfolio	1,566,543	889,882
Total Return Portfolio	4,540,494	1,032,451
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	61,471	47,113
Wilshire Variable Insurance Trust:
2015 ETF Fund	28,072	20,596
2025 ETF Fund	56,694	12,188
2035 ETF Fund	27,908	3,396

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2010:

2.00% Series Contracts	$4,683
1.95% Series Contracts	18,282
1.85% Series Contracts	4,819
1.80% Series Contracts	8,217
1.75% Series Contracts	79,868
1.70% Series Contracts	14,580
1.65% Series Contracts	218,841
1.55% Series Contracts	97,447
1.50% Series Contracts	5,260
1.45% Series Contracts	18,588
1.40% Series Contracts	658,133
1.25% Series Contracts	484,527
1.00% Series Contracts	26,555
0.75% Series Contracts	74

$1,639,874

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $113,000 for the year ended December 31, 2010.
(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2010	Purchased	Redeemed	12/31/2010
AllianceBernstein Variable Products Series Fund, Inc. — Class B:
International Value Portfolio — 1.80% series contract	0.000	549.101	251.053	298.048
International Value Portfolio — 1.75% series contract	2,678.796	244.730	0.452	2,923.074
International Value Portfolio — 1.65% series contract	184.576	0.000	174.814	9.762
International Value Portfolio — 1.55% series contract	1,197.285	5,723.144	274.844	6,645.585
International Value Portfolio — 1.50% series contract	121.734	976.791	379.234	719.291
International Value Portfolio — 1.45% series contract	918.636	356.332	3.934	1,271.034
International Value Portfolio — 1.25% series contract	29,251.599	18,579.234	5,079.885	42,750.948
International Value Portfolio — 1.00% series contract	2,460.730	3,220.081	1,049.517	4,631.294
American Century Variable Portfolios — Class I:
Vista Fund — 1.80% series contract	86.379	0.000	86.379	0.000
Vista Fund — 1.75% series contract	9.909	0.000	0.068	9.841
Vista Fund — 1.70% series contract	317.149	4.340	0.000	321.489
Vista Fund — 1.65% series contract *	5,643.798	480.276	0.068	6,124.006
Vista Fund — 1.65% series contract	9,697.303	5,530.011	1,624.321	13,602.993
Vista Fund — 1.55% series contract	763.611	0.000	537.421	226.190
Vista Fund — 1.50% series contract	179.657	2.885	9.715	172.827
Vista Fund — 1.40% series contract	69,747.744	14,389.217	10,859.538	73,277.423
Vista Fund — 1.25% series contract	23,065.549	20,029.585	3,158.895	39,936.239
Vista Fund — 1.00% series contract	215.537	174.258	190.090	199.705
American Century Variable Portfolios — Class II:
Large Company Value Fund — 1.75% series contract	9.730	1,442.541	0.067	1,452.204
Large Company Value Fund — 1.65% series contract *	9.730	0.000	0.067	9.663
Large Company Value Fund — 1.65% series contract	4,061.479	290.117	2,081.899	2,269.697
Large Company Value Fund — 1.55% series contract	10.130	0.000	0.066	10.064
Large Company Value Fund — 1.40% series contract	43,957.728	7,868.505	3,516.616	48,309.617
Large Company Value Fund — 1.25% series contract	11,563.753	56,785.938	43,191.542	25,158.149
Large Company Value Fund — 1.00% series contract	377.020	441.571	175.783	642.808
Mid Cap Value Fund — 1.75% series contract	884.111	83.119	384.508	582.722
Mid Cap Value Fund — 1.65% series contract *	1,427.808	0.000	0.067	1,427.741
Mid Cap Value Fund — 1.65% series contract	5,415.819	338.058	268.488	5,485.389
Mid Cap Value Fund — 1.55% series contract	605.491	846.121	582.668	868.944
Mid Cap Value Fund — 1.45% series contract	730.070	252.905	2.679	980.296
Mid Cap Value Fund — 1.40% series contract	22,260.805	7,485.419	3,280.568	26,465.656
Mid Cap Value Fund — 1.25% series contract	15,224.773	15,218.359	5,240.083	25,203.049
Mid Cap Value Fund — 1.00% series contract	1,542.147	3,200.099	1,604.926	3,137.320
Ultra Fund — 1.65% series contract	1,634.783	0.000	0.000	1,634.783
Ultra Fund — 1.40% series contract	13,972.135	2,863.185	1,051.698	15,783.622
Calamos Advisors Trust:
Growth and Income Portfolio — 1.75% series contract	1,142.951	3,716.443	651.575	4,207.819
Growth and Income Portfolio — 1.70% series contract	315.342	0.000	0.000	315.342
Growth and Income Portfolio — 1.65% series contract *	1,257.332	1,977.980	152.366	3,082.946
Growth and Income Portfolio — 1.65% series contract	11,815.349	7,886.695	1,221.645	18,480.399
Growth and Income Portfolio — 1.55% series contract	922.688	1,430.369	0.488	2,352.569
Growth and Income Portfolio — 1.50% series contract	0.000	14.697	0.000	14.697
Growth and Income Portfolio — 1.40% series contract	110,919.248	22,053.697	38,618.416	94,354.529
Growth and Income Portfolio — 1.25% series contract	15,333.947	42,471.740	13,884.476	43,921.211
Growth and Income Portfolio — 1.00% series contract	2,003.097	5,928.407	5,125.365	2,806.139
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.95% series contract	1,523.834	902.522	2,218.640	207.716
Value Portfolio — 1.80% series contract	4.623	1,355.226	614.771	745.078
Value Portfolio — 1.75% series contract	29,134.663	3,649.654	722.212	32,062.105
Value Portfolio — 1.70% series contract	308.372	47.613	0.000	355.985
Value Portfolio — 1.65% series contract *	9,266.736	4,032.729	3,496.227	9,803.238
Value Portfolio — 1.65% series contract	9,274.620	1,435.481	831.279	9,878.822
Value Portfolio — 1.55% series contract	4,853.671	14,565.009	2,294.120	17,124.560
Value Portfolio — 1.50% series contract **	1,083.360	4,389.897	1,842.210	3,631.047
Value Portfolio — 1.50% series contract	94.218	5.724	3.930	96.012
Value Portfolio — 1.45% series contract	4,411.979	1,605.808	17.748	6,000.039
Value Portfolio — 1.40% series contract	45,163.911	61,969.785	22,364.153	84,769.543
Value Portfolio — 1.25% series contract	158,746.446	134,692.563	40,053.054	253,385.955
Value Portfolio — 1.00% series contract	11,236.680	13,626.453	3,468.105	21,395.028
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. — 1.75% series contract	9.751	0.000	0.067	9.684
Socially Responsible Growth Fund, Inc. — 1.70% series contract	3,962.304	18.879	5.293	3,975.890
Socially Responsible Growth Fund, Inc. — 1.65% series contract *	1,947.678	2,785.291	2,698.346	2,034.623
Socially Responsible Growth Fund, Inc. — 1.65% series contract	249.075	9.739	141.255	117.559
Socially Responsible Growth Fund, Inc. — 1.55% series contract	710.053	84.871	22.391	772.533
Socially Responsible Growth Fund, Inc. — 1.45% series contract	299.358	37.137	0.471	336.024
Socially Responsible Growth Fund, Inc. — 1.40% series contract	40,635.453	7,023.214	2,995.089	44,663.578
Socially Responsible Growth Fund, Inc. — 1.25% series contract	6,136.121	27,828.664	3,834.477	30,130.308
Socially Responsible Growth Fund, Inc. — 1.00% series contract	228.652	355.129	217.335	366.446
Stock Index Fund, Inc. — 2.00% series contract	2,680.872	629.298	58.658	3,251.512
Stock Index Fund, Inc. — 1.95% series contract	11,562.039	8,836.592	4,127.292	16,271.339
Stock Index Fund, Inc. — 1.80% series contract **	5.608	1,102.769	498.013	610.364
Stock Index Fund, Inc. — 1.80% series contract	633.732	12.397	0.000	646.129
Stock Index Fund, Inc. — 1.75% series contract	24,528.690	14,834.282	3,976.627	35,386.345
Stock Index Fund, Inc. — 1.70% series contract	2,662.313	11.731	134.952	2,539.092
Stock Index Fund, Inc. — 1.65% series contract *	3,511.776	7,089.295	2,939.115	7,661.956
Stock Index Fund, Inc. — 1.65% series contract	19,808.097	1,053.558	3,330.745	17,530.910
Stock Index Fund, Inc. — 1.55% series contract	9,959.261	19,198.431	4,350.791	24,806.901
Stock Index Fund, Inc. — 1.50% series contract	545.049	3,435.135	1,085.643	2,894.541
Stock Index Fund, Inc. — 1.45% series contract	10,663.519	4,287.097	3,504.194	11,446.422
Stock Index Fund, Inc. — 1.40% series contract	636,177.515	72,317.580	98,293.413	610,201.682
Stock Index Fund, Inc. — 1.25% series contract	165,077.604	209,172.008	52,058.119	322,191.493
Stock Index Fund, Inc. — 1.00% series contract	18,001.316	40,680.345	32,783.174	25,898.487

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2010	Purchased	Redeemed	12/31/2010
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio — 1.80% series contract	0.000	1,472.581	949.601	522.980
Technology Growth Portfolio — 1.70% series contract	8.145	138.017	0.000	146.162
Technology Growth Portfolio — 1.65% series contract	3,716.459	1,705.089	687.185	4,734.363
Technology Growth Portfolio — 1.40% series contract	27,290.698	6,661.473	5,210.225	28,741.946
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio — 2.00% series contract	0.000	792.312	7.838	784.474
MidCap Stock Portfolio — 1.95% series contract	0.000	3,718.897	513.972	3,204.925
MidCap Stock Portfolio — 1.80% series contract	0.000	758.083	13.083	745.000
MidCap Stock Portfolio — 1.75% series contract	455.522	3,646.728	1,055.348	3,046.902
MidCap Stock Portfolio — 1.70% series contract	0.000	1,256.550	21.771	1,234.779
MidCap Stock Portfolio — 1.65% series contract *	9.771	0.000	0.067	9.704
MidCap Stock Portfolio — 1.65% series contract	336.226	0.041	25.872	310.395
MidCap Stock Portfolio — 1.55% series contract	797.187	752.606	154.760	1,395.033
MidCap Stock Portfolio — 1.45% series contract	71.870	14.882	0.185	86.567
MidCap Stock Portfolio — 1.40% series contract	4,231.247	863.920	1,093.999	4,001.168
MidCap Stock Portfolio — 1.25% series contract	3,064.216	3,765.280	298.317	6,531.179
MidCap Stock Portfolio — 1.00% series contract	106.221	147.368	2.039	251.550
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio — 1.95% series contract	25,598.522	5,039.305	28,009.769	2,628.058
Money Market Portfolio — 1.80% series contract **	8.824	35,214.804	35,185.540	38.088
Money Market Portfolio — 1.80% series contract	4,721.894	184.892	2,433.122	2,473.664
Money Market Portfolio — 1.75% series contract	224,990.517	1,204,737.202	787,071.143	642,656.576
Money Market Portfolio — 1.70% series contract	44,969.618	7,009.825	9,573.986	42,405.457
Money Market Portfolio — 1.65% series contract *	86,323.645	309,942.804	311,769.805	84,496.644
Money Market Portfolio — 1.65% series contract	94,358.118	102,426.337	107,852.913	88,931.542
Money Market Portfolio — 1.55% series contract	27,772.568	34,496.665	21,853.180	40,416.053
Money Market Portfolio — 1.50% series contract	259.186	297.116	3.136	553.166
Money Market Portfolio — 1.45% series contract	19,505.170	7,406.615	10,034.181	16,877.604
Money Market Portfolio — 1.40% series contract	1,158,332.317	289,925.698	216,236.884	1,232,021.131
Money Market Portfolio — 1.25% series contract	512,027.174	723,161.619	498,205.135	736,983.658
Money Market Portfolio — 1.00% series contract	18,421.352	1,906,619.317	1,171,393.326	753,647.343
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio — 1.80% series contract	684.039	12.717	0.000	696.756
Appreciation Portfolio — 1.70% series contract	3,191.364	522.938	269.315	3,444.987
Appreciation Portfolio — 1.65% series contract	4,572.621	177.696	69.903	4,680.414
Appreciation Portfolio — 1.40% series contract	42,840.447	11,906.819	11,120.630	43,626.636
DWS Variable Series II — Class A:
Global Thematic VIP — 1.75% series contract	483.132	7.950	481.320	9.762
Global Thematic VIP — 1.65% series contract	306.907	0.000	0.411	306.496
Global Thematic VIP — 1.55% series contract	10.230	0.000	0.068	10.162
Global Thematic VIP — 1.25% series contract	1,452.467	2,161.163	6.116	3,607.514
Global Thematic VIP — 1.00% series contract	11.106	1.636	0.431	12.311
DWS Variable Series II — Class B:
Dreman Small Mid Cap Value VIP — 1.75% series contract	0.000	9.868	0.068	9.800
Dreman Small Mid Cap Value VIP — 1.65% series contract	0.000	9.868	0.068	9.800
Dreman Small Mid Cap Value VIP — 1.55% series contract	0.000	10.263	0.067	10.196
Dreman Small Mid Cap Value VIP — 1.25% series contract	0.000	657.470	0.653	656.817
Dreman Small Mid Cap Value VIP — 1.00% series contract	0.000	9.868	0.090	9.778
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.85% series contract	27,272.110	1,658.663	397.389	28,533.384
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.75% series contract	17,368.061	13,753.978	680.971	30,441.068
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.70% series contract	2,703.818	0.000	0.000	2,703.818
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.65% series contract *	73,852.293	11,406.854	8,740.208	76,518.939
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.65% series contract	36,831.661	4,286.434	58.120	41,059.975
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.55% series contract	75,836.750	68,380.041	26,795.310	117,421.481
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.45% series contract	4,464.804	3,427.168	64.015	7,827.957
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	72,091.397	21,724.664	5,217.741	88,598.320
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.25% series contract	466,546.650	162,395.834	54,012.932	574,929.552
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.00% series contract	19,121.634	5,272.989	258.615	24,136.008
Ibbotson Balanced ETF Asset Allocation Portfolio — 0.75% series contract	781.533	579.690	119.383	1,241.840
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.75% series contract	17,112.025	3,119.773	1,484.586	18,747.212
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.70% series contract	380.122	43.582	0.000	423.704
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.65% series contract *	6,883.821	7,826.476	80.501	14,629.796
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.65% series contract	2,878.377	1,305.567	56.055	4,127.889
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.55% series contract	34,056.721	2,132.231	405.450	35,783.502
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.50% series contract	11,240.023	0.000	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.45% series contract	12,711.516	938.367	256.889	13,392.994
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	6,891.081	1,682.211	1,034.925	7,538.367
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.25% series contract	165,833.037	40,212.155	11,792.946	194,252.246
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.00% series contract	161.679	522.857	74.722	609.814
Ibbotson Growth ETF Asset Allocation Portfolio — 1.75% series contract	58,514.071	6,694.352	16,155.880	49,052.543
Ibbotson Growth ETF Asset Allocation Portfolio — 1.70% series contract	555.716	224.557	0.000	780.273
Ibbotson Growth ETF Asset Allocation Portfolio — 1.65% series contract *	227,800.390	48,788.719	15,327.023	261,262.086
Ibbotson Growth ETF Asset Allocation Portfolio — 1.65% series contract	193,322.906	15,612.478	1,125.822	207,809.562
Ibbotson Growth ETF Asset Allocation Portfolio — 1.55% series contract	334,957.138	33,038.885	25,537.990	342,458.033
Ibbotson Growth ETF Asset Allocation Portfolio — 1.50% series contract	8.825	74.146	3.248	79.723
Ibbotson Growth ETF Asset Allocation Portfolio — 1.45% series contract	36,405.326	21,433.834	6,212.781	51,626.379
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	36,920.439	5,117.832	1,903.380	40,134.891
Ibbotson Growth ETF Asset Allocation Portfolio — 1.25% series contract	791,625.873	323,575.329	76,911.593	1,038,289.609
Ibbotson Growth ETF Asset Allocation Portfolio — 1.00% series contract	12,662.731	9,779.078	1,357.491	21,084.318

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2010	Purchased	Redeemed	12/31/2010
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.75% series contract	14,047.481	9,003.595	958.934	22,092.142
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.70% series contract	584.781	111.943	0.000	696.724
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.65% series contract *	89,172.822	20,716.617	15,579.152	94,310.287
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.65% series contract	27,635.962	0.000	7,641.423	19,994.539
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.55% series contract	21,902.406	1,661.936	176.651	23,387.691
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.50% series contract	127.048	499.717	3.031	623.734
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.45% series contract	31,957.211	7,099.013	7,793.153	31,263.071
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.40% series contract	18,790.289	3,586.864	868.532	21,508.621
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.25% series contract	289,300.011	94,443.468	13,795.904	369,947.575
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.00% series contract	542.501	1,039.961	278.675	1,303.787
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund — 1.75% series contract	9.882	0.000	0.068	9.814
Franklin Small Cap Value Securities Fund — 1.65% series contract	9.882	5.074	0.068	14.888
Franklin Small Cap Value Securities Fund — 1.55% series contract	10.281	448.080	0.067	458.294
Franklin Small Cap Value Securities Fund — 1.50% series contract	0.000	152.063	0.000	152.063
Franklin Small Cap Value Securities Fund — 1.25% series contract	1,440.272	10,048.231	4,226.500	7,262.003
Franklin Small Cap Value Securities Fund — 1.00% series contract	34.260	262.317	0.363	296.214
Franklin U.S. Government Fund — 1.95% series contract	832.435	718.878	847.347	703.966
Franklin U.S. Government Fund — 1.80% series contract	1.644	5.440	0.164	6.920
Franklin U.S. Government Fund — 1.75% series contract	13,770.135	16,690.639	2,379.943	28,080.831
Franklin U.S. Government Fund — 1.65% series contract	9,734.863	608.005	138.478	10,204.390
Franklin U.S. Government Fund — 1.55% series contract	4,861.092	3,370.048	2,794.155	5,436.985
Franklin U.S. Government Fund — 1.50% series contract	54.532	74.508	0.717	128.323
Franklin U.S. Government Fund — 1.45% series contract	2,937.140	61.847	2,858.416	140.571
Franklin U.S. Government Fund — 1.25% series contract	38,628.292	51,678.113	10,161.503	80,144.902
Franklin U.S. Government Fund — 1.00% series contract	2,933.600	17,020.513	13,651.454	6,302.659
Mutual Global Discovery Securities Fund — 1.75% series contract	9.927	252.166	50.717	211.376
Mutual Global Discovery Securities Fund — 1.65% series contract	9.928	904.364	92.341	821.951
Mutual Global Discovery Securities Fund — 1.55% series contract	167.753	122.626	0.203	290.176
Mutual Global Discovery Securities Fund — 1.50% series contract	1,262.857	520.754	0.877	1,782.734
Mutual Global Discovery Securities Fund — 1.25% series contract	4,571.653	17,166.392	3,620.012	18,118.033
Mutual Global Discovery Securities Fund — 1.00% series contract	1,121.764	382.430	0.543	1,503.651
Mutual Shares Securities Fund — 2.00% series contract	1,527.779	316.600	33.012	1,811.367
Mutual Shares Securities Fund — 1.95% series contract	4,935.842	2,775.120	272.791	7,438.171
Mutual Shares Securities Fund — 1.80% series contract	0.000	3,689.771	2,810.763	879.008
Mutual Shares Securities Fund — 1.75% series contract	20,142.755	4,758.367	7,570.897	17,330.225
Mutual Shares Securities Fund — 1.65% series contract	2,922.705	12,130.805	10,837.655	4,215.855
Mutual Shares Securities Fund — 1.55% series contract	10.200	4,203.081	2,546.713	1,666.568
Mutual Shares Securities Fund — 1.50% series contract	0.000	175.935	0.000	175.935
Mutual Shares Securities Fund — 1.25% series contract	59,871.450	79,866.977	67,916.627	71,821.800
Mutual Shares Securities Fund — 1.00% series contract	1,115.174	639.823	52.758	1,702.239
Templeton Foreign Securities Fund — 1.80% series contract	0.000	2,280.605	734.920	1,545.685
Templeton Foreign Securities Fund — 1.75% series contract	490.373	0.000	0.603	489.770
Templeton Foreign Securities Fund — 1.70% series contract	980.969	501.341	0.000	1,482.310
Templeton Foreign Securities Fund — 1.65% series contract *	9.949	1,554.237	810.034	754.152
Templeton Foreign Securities Fund — 1.65% series contract	3,169.875	844.065	814.950	3,198.990
Templeton Foreign Securities Fund — 1.55% series contract	782.843	1,620.315	31.684	2,371.474
Templeton Foreign Securities Fund — 1.50% series contract	0.000	142.159	0.000	142.159
Templeton Foreign Securities Fund — 1.40% series contract	32,439.702	14,011.004	2,186.659	44,264.047
Templeton Foreign Securities Fund — 1.25% series contract	7,577.252	8,433.469	4,142.903	11,867.818
Templeton Foreign Securities Fund — 1.00% series contract	287.817	63.993	12.942	338.868
Templeton Global Bond Securities Fund — 1.80% series contract	0.000	292.325	143.230	149.095
Templeton Global Bond Securities Fund — 1.75% series contract	1,128.748	3,081.205	1,462.579	2,747.374
Templeton Global Bond Securities Fund — 1.65% series contract	662.881	11,443.860	10,074.822	2,031.919
Templeton Global Bond Securities Fund — 1.55% series contract	92.129	3,574.347	2,243.126	1,423.350
Templeton Global Bond Securities Fund — 1.50% series contract	755.554	293.176	0.526	1,048.204
Templeton Global Bond Securities Fund — 1.25% series contract	5,967.180	42,713.529	12,537.264	36,143.445
Templeton Global Bond Securities Fund — 1.00% series contract	1,309.048	224.726	30.403	1,503.371
Invesco Variable Insurance Funds — Series I Shares:
Core Equity Fund — 1.80% series contract	852.557	558.939	544.019	867.477
Core Equity Fund — 1.70% series contract	295.956	0.000	0.000	295.956
Core Equity Fund — 1.65% series contract	3,133.184	244.821	560.505	2,817.500
Core Equity Fund — 1.40% series contract	32,189.738	12,333.977	12,082.329	32,441.386
Financial Services Fund — 1.70% series contract	171.325	8.344	0.227	179.442
Financial Services Fund — 1.65% series contract	5,665.057	1,237.999	1,474.829	5,428.227
Financial Services Fund — 1.40% series contract	23,355.873	5,073.642	6,332.165	22,097.350
Global Health Care Fund — 1.80% series contract	60.719	0.000	60.719	0.000
Global Health Care Fund — 1.70% series contract	2,509.557	296.565	256.847	2,549.275
Global Health Care Fund — 1.65% series contract	1,398.220	124.957	0.000	1,523.177
Global Health Care Fund — 1.40% series contract	56,334.359	5,869.681	8,063.123	54,140.917
Small Cap Equity Fund — 1.80% series contract **	0.000	364.366	189.293	175.073
Small Cap Equity Fund — 1.80% series contract	487.461	718.805	115.987	1,090.279
Small Cap Equity Fund — 1.75% series contract	960.491	92.988	415.410	638.069
Small Cap Equity Fund — 1.70% series contract	166.639	1,158.696	20.476	1,304.859
Small Cap Equity Fund — 1.65% series contract *	2,785.659	209.350	0.068	2,994.941
Small Cap Equity Fund — 1.65% series contract	2,678.998	223.890	436.049	2,466.839
Small Cap Equity Fund — 1.55% series contract	6,644.956	0.000	6,634.814	10.142
Small Cap Equity Fund — 1.50% series contract **	397.339	413.244	435.398	375.185
Small Cap Equity Fund — 1.50% series contract	45.753	1.728	7.135	40.346
Small Cap Equity Fund — 1.45% series contract	1,202.057	370.744	4.292	1,568.509
Small Cap Equity Fund — 1.40% series contract	45,139.707	9,852.247	7,554.252	47,437.702
Small Cap Equity Fund — 1.25% series contract	25,146.349	25,295.836	10,390.004	40,052.181
Small Cap Equity Fund — 1.00% series contract	1,102.424	1,738.250	201.796	2,638.878

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2010	Purchased	Redeemed	12/31/2010
Invesco Variable Insurance Funds — Series I Shares:
Van Kampen U.S. Mid Cap Value Portfolio — 2.00% series contract	0.000	429.033	4.244	424.789
Van Kampen U.S. Mid Cap Value Portfolio — 1.95% series contract	0.000	1,537.283	21.389	1,515.894
Van Kampen U.S. Mid Cap Value Portfolio — 1.80% series contract **	0.000	631.739	204.661	427.078
Van Kampen U.S. Mid Cap Value Portfolio — 1.80% series contract	334.172	584.846	642.598	276.420
Van Kampen U.S. Mid Cap Value Portfolio — 1.75% series contract	1,408.009	1,747.876	35.058	3,120.827
Van Kampen U.S. Mid Cap Value Portfolio — 1.70% series contract	1,998.063	505.256	829.939	1,673.380
Van Kampen U.S. Mid Cap Value Portfolio — 1.65% series contract *	1,728.151	860.386	775.772	1,812.765
Van Kampen U.S. Mid Cap Value Portfolio — 1.65% series contract	11,376.420	6,110.231	1,857.971	15,628.680
Van Kampen U.S. Mid Cap Value Portfolio — 1.55% series contract	713.666	2,714.651	682.043	2,746.274
Van Kampen U.S. Mid Cap Value Portfolio — 1.50% series contract	308.190	1,009.496	436.732	880.954
Van Kampen U.S. Mid Cap Value Portfolio — 1.45% series contract	583.134	167.152	2.525	747.761
Van Kampen U.S. Mid Cap Value Portfolio — 1.40% series contract	83,007.767	14,027.950	19,093.611	77,942.106
Van Kampen U.S. Mid Cap Value Portfolio — 1.25% series contract	21,103.813	26,648.676	8,482.904	39,269.585
Van Kampen U.S. Mid Cap Value Portfolio — 1.00% series contract	1,989.177	2,563.838	924.671	3,628.344
Van Kampen Value Portfolio — 2.00% series contract	2,187.861	0.000	284.384	1,903.477
Van Kampen Value Portfolio — 1.95% series contract	7,282.245	2,311.666	1,269.339	8,324.572
Van Kampen Value Portfolio — 1.80% series contract	653.742	137.344	657.222	133.864
Van Kampen Value Portfolio — 1.75% series contract	9,226.496	2,349.495	2,130.552	9,445.439
Van Kampen Value Portfolio — 1.70% series contract	1,906.460	24.226	233.188	1,697.498
Van Kampen Value Portfolio — 1.65% series contract *	9.671	341.616	0.067	351.220
Van Kampen Value Portfolio — 1.65% series contract	10,467.829	8,933.711	4,049.104	15,352.436
Van Kampen Value Portfolio — 1.55% series contract	36.306	515.597	0.588	551.315
Van Kampen Value Portfolio — 1.50% series contract	0.000	316.266	150.879	165.387
Van Kampen Value Portfolio — 1.45% series contract	109.118	19.613	0.271	128.460
Van Kampen Value Portfolio — 1.40% series contract	121,587.576	23,493.234	23,572.671	121,508.139
Van Kampen Value Portfolio — 1.25% series contract	2,243.797	3,873.011	2,479.087	3,637.721
Van Kampen Value Portfolio — 1.00% series contract	552.134	184.554	164.423	572.265
Invesco Variable Insurance Funds — Series II Shares:
Capital Development Fund — 1.95% series contract	879.688	506.052	1,272.705	113.035
Capital Development Fund — 1.80% series contract **	3.034	683.405	309.188	377.251
Capital Development Fund — 1.80% series contract	710.320	357.887	133.632	934.575
Capital Development Fund — 1.75% series contract	1,218.062	961.411	418.877	1,760.596
Capital Development Fund — 1.70% series contract	1,250.118	496.457	174.559	1,572.016
Capital Development Fund — 1.65% series contract *	790.166	2,663.846	1,638.473	1,815.539
Capital Development Fund — 1.65% series contract	3,908.012	778.211	196.173	4,490.050
Capital Development Fund — 1.55% series contract	2,509.307	8,412.436	1,149.249	9,772.494
Capital Development Fund — 1.50% series contract	305.677	1,937.381	621.631	1,621.427
Capital Development Fund — 1.45% series contract	1,545.325	558.599	6.695	2,097.229
Capital Development Fund — 1.40% series contract	56,260.538	6,035.753	13,019.318	49,276.973
Capital Development Fund — 1.25% series contract	60,454.501	57,277.022	12,786.808	104,944.715
Capital Development Fund — 1.00% series contract	6,266.094	7,263.054	1,963.076	11,566.072
Global Real Estate Fund — 1.95% series contract	371.487	237.218	608.705	0.000
Global Real Estate Fund — 1.80% series contract	1.280	326.319	148.485	179.114
Global Real Estate Fund — 1.75% series contract	777.113	757.706	184.408	1,350.411
Global Real Estate Fund — 1.65% series contract	2,740.884	3,266.711	999.208	5,008.387
Global Real Estate Fund — 1.55% series contract	2,058.026	5,753.822	2,438.633	5,373.215
Global Real Estate Fund — 1.50% series contract	117.101	887.160	248.906	755.355
Global Real Estate Fund — 1.45% series contract	875.144	307.984	3.720	1,179.408
Global Real Estate Fund — 1.25% series contract	53,327.493	69,346.438	14,050.896	108,623.035
Global Real Estate Fund — 1.00% series contract	4,879.097	8,836.832	8,273.240	5,442.689
Government Securities Fund — 1.70% series contract	1,874.563	18.854	143.767	1,749.650
Government Securities Fund — 1.65% series contract	58,821.094	664.346	20,633.300	38,852.140
Government Securities Fund — 1.40% series contract	43,025.992	7,948.042	7,104.311	43,869.723
International Growth Fund — 2.00% series contract	1,878.447	0.000	260.138	1,618.309
International Growth Fund — 1.95% series contract	6,472.036	1,769.931	1,490.009	6,751.958
International Growth Fund — 1.75% series contract	8,786.053	3,978.948	2,326.292	10,438.709
International Growth Fund — 1.65% series contract	139.574	0.000	129.772	9.802
International Growth Fund — 1.55% series contract	249.638	1,953.257	29.369	2,173.526
International Growth Fund — 1.50% series contract	407.511	577.677	449.457	535.731
International Growth Fund — 1.45% series contract	848.376	311.486	3.112	1,156.750
International Growth Fund — 1.25% series contract	20,030.726	48,914.341	35,725.105	33,219.962
International Growth Fund — 1.00% series contract	1,875.370	4,486.876	2,070.935	4,291.311
Mid Cap Core Equity Fund — 2.00% series contract	996.368	0.000	82.096	914.272
Mid Cap Core Equity Fund — 1.95% series contract	3,905.829	1,169.951	968.717	4,107.063
Mid Cap Core Equity Fund — 1.75% series contract	4,671.042	1,110.317	1,242.011	4,539.348
Mid Cap Core Equity Fund — 1.70% series contract	173.610	0.000	0.000	173.610
Mid Cap Core Equity Fund — 1.65% series contract *	9.771	0.000	0.067	9.704
Mid Cap Core Equity Fund — 1.65% series contract	1,565.622	320.026	472.916	1,412.732
Mid Cap Core Equity Fund — 1.55% series contract	299.094	1,040.440	1,040.800	298.734
Mid Cap Core Equity Fund — 1.50% series contract	0.000	11.732	0.000	11.732
Mid Cap Core Equity Fund — 1.40% series contract	28,897.793	4,680.525	3,022.823	30,555.495
Mid Cap Core Equity Fund — 1.25% series contract	11,073.099	21,335.747	13,765.649	18,643.197
Mid Cap Core Equity Fund — 1.00% series contract	572.744	1,128.440	219.520	1,481.664
Utilities Fund — 1.70% series contract	189.710	6.411	106.878	89.243
Utilities Fund — 1.65% series contract	12,884.562	1,860.820	2,008.205	12,737.177
Utilities Fund — 1.50% series contract	81.372	0.000	0.000	81.372
Utilities Fund — 1.40% series contract	70,151.887	10,221.678	13,575.381	66,798.184

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2010	Purchased	Redeemed	12/31/2010
Janus Aspen Series — Service Shares:
Balanced Portfolio — 1.80% series contract	655.128	10.050	0.000	665.178
Balanced Portfolio — 1.75% series contract	14,618.664	10,265.736	5,734.426	19,149.974
Balanced Portfolio — 1.70% series contract	6,701.640	375.094	501.856	6,574.878
Balanced Portfolio — 1.65% series contract *	2,855.080	2,624.576	1,113.032	4,366.624
Balanced Portfolio — 1.65% series contract	21,771.241	533.095	2,109.102	20,195.234
Balanced Portfolio — 1.55% series contract	2,082.642	2,888.468	10.135	4,960.975
Balanced Portfolio — 1.50% series contract **	1,833.777	2,003.595	1,051.712	2,785.660
Balanced Portfolio — 1.50% series contract	150.238	2.984	0.000	153.222
Balanced Portfolio — 1.45% series contract	1,964.930	744.558	7.156	2,702.332
Balanced Portfolio — 1.40% series contract	141,851.869	18,581.982	17,565.881	142,867.970
Balanced Portfolio — 1.25% series contract	48,525.591	76,294.403	28,629.393	96,190.601
Balanced Portfolio — 1.00% series contract	999.238	727.130	24.180	1,702.188
Enterprise Portfolio — 2.00% series contract	1,365.087	0.000	843.116	521.971
Enterprise Portfolio — 1.95% series contract	4,455.505	1,513.357	3,347.342	2,621.520
Enterprise Portfolio — 1.80% series contract **	0.000	488.285	488.285	0.000
Enterprise Portfolio — 1.80% series contract	962.583	289.271	1,052.860	198.994
Enterprise Portfolio — 1.75% series contract	5,915.980	2,355.119	3,912.921	4,358.178
Enterprise Portfolio — 1.70% series contract	258.241	6.999	221.108	44.132
Enterprise Portfolio — 1.65% series contract *	347.972	746.477	668.481	425.968
Enterprise Portfolio — 1.65% series contract	1,004.298	41.751	198.517	847.532
Enterprise Portfolio — 1.55% series contract	579.213	0.000	569.159	10.054
Enterprise Portfolio — 1.40% series contract	24,083.440	5,358.646	7,539.476	21,902.610
Enterprise Portfolio — 1.25% series contract	21,950.655	21,612.078	15,567.951	27,994.782
Enterprise Portfolio — 1.00% series contract	1,473.142	1,994.208	1,002.581	2,464.769
INTECH Risk-Managed Core Portfolio — 1.40% series contract	12,550.779	643.654	13,194.433	0.000
Janus Portfolio — 2.00% series contract	2,540.258	0.000	566.273	1,973.985
Janus Portfolio — 1.95% series contract	8,191.635	2,533.416	2,084.296	8,640.755
Janus Portfolio — 1.80% series contract **	0.000	4,195.712	2,893.835	1,301.877
Janus Portfolio — 1.80% series contract	0.000	1,096.142	604.780	491.362
Janus Portfolio — 1.75% series contract	9,710.639	3,142.927	3,318.173	9,535.393
Janus Portfolio — 1.70% series contract	1,498.513	340.102	0.000	1,838.615
Janus Portfolio — 1.65% series contract *	2,231.189	7,452.535	5,374.051	4,309.673
Janus Portfolio — 1.65% series contract	6,876.247	291.924	417.384	6,750.787
Janus Portfolio — 1.55% series contract	10.190	6,869.888	4,140.636	2,739.442
Janus Portfolio — 1.50% series contract **	156.518	10.608	3.409	163.717
Janus Portfolio — 1.50% series contract	55.824	1.094	1.138	55.780
Janus Portfolio — 1.40% series contract	102,266.043	9,310.468	16,153.427	95,423.084
Janus Portfolio — 1.25% series contract	39,896.974	59,872.301	62,837.427	36,931.848
Janus Portfolio — 1.00% series contract	1,522.828	909.495	260.015	2,172.308
Overseas Portfolio — 2.00% series contract	3,201.894	0.000	1,908.950	1,292.944
Overseas Portfolio — 1.95% series contract	14,167.579	3,939.868	11,436.132	6,671.315
Overseas Portfolio — 1.80% series contract **	5.209	4,483.604	3,200.838	1,287.975
Overseas Portfolio — 1.80% series contract	91.983	817.916	341.917	567.982
Overseas Portfolio — 1.75% series contract	21,119.250	9,876.835	12,096.476	18,899.609
Overseas Portfolio — 1.70% series contract	551.015	181.942	208.162	524.795
Overseas Portfolio — 1.65% series contract *	19,661.306	19,072.185	17,463.868	21,269.623
Overseas Portfolio — 1.65% series contract	14,077.660	5,948.489	2,728.720	17,297.429
Overseas Portfolio — 1.55% series contract	7,028.772	22,841.406	6,368.529	23,501.649
Overseas Portfolio — 1.50% series contract **	560.109	3,712.055	1,128.566	3,143.598
Overseas Portfolio — 1.50% series contract	132.846	2.694	6.894	128.646
Overseas Portfolio — 1.45% series contract	5,127.917	1,186.643	1,273.373	5,041.187
Overseas Portfolio — 1.40% series contract	129,102.940	32,031.155	18,730.950	142,403.145
Overseas Portfolio — 1.25% series contract	237,780.200	232,818.545	126,546.483	344,052.262
Overseas Portfolio — 1.00% series contract	20,103.340	22,312.505	9,500.357	32,915.488
Worldwide Portfolio — 1.70% series contract	459.666	15.947	205.822	269.791
Worldwide Portfolio — 1.65% series contract	107.884	3.719	0.000	111.603
Worldwide Portfolio — 1.40% series contract	13,055.020	985.311	1,579.461	12,460.870
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,327.466	391.010	29.833	1,688.643
Core Plus Fixed Income Portfolio - 1.95% series contract	2,674.599	1,800.391	123.404	4,351.586
Core Plus Fixed Income Portfolio - 1.75% series contract	4,799.371	1,872.803	1,233.904	5,438.270
Core Plus Fixed Income Portfolio - 1.70% series contract	965.496	101.669	186.417	880.748
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.889	0.000	0.068	9.821
Core Plus Fixed Income Portfolio - 1.65% series contract	35,641.101	1,542.835	6,152.670	31,031.266
Core Plus Fixed Income Portfolio - 1.55% series contract	10.289	1,424.860	77.236	1,357.913
Core Plus Fixed Income Portfolio - 1.40% series contract	37,121.009	8,545.209	7,834.468	37,831.750
Core Plus Fixed Income Portfolio - 1.25% series contract	427.662	313.908	3.823	737.747
Core Plus Fixed Income Portfolio - 1.00% series contract	312.213	427.776	80.959	659.030
Mid Cap Growth Portfolio — 1.80% series contract	506.820	3,109.308	1,631.403	1,984.725
Mid Cap Growth Portfolio — 1.75% series contract	9.742	0.000	0.067	9.675
Mid Cap Growth Portfolio — 1.70% series contract	923.217	589.783	857.044	655.956
Mid Cap Growth Portfolio — 1.65% series contract *	9.741	2,497.608	0.067	2,507.282
Mid Cap Growth Portfolio — 1.65% series contract	4,120.475	4,664.908	9.246	8,776.137
Mid Cap Growth Portfolio — 1.55% series contract	616.403	3,564.374	721.565	3,459.212
Mid Cap Growth Portfolio — 1.50% series contract	165.489	117.177	74.753	207.913
Mid Cap Growth Portfolio — 1.45% series contract	70.669	47.971	0.451	118.189
Mid Cap Growth Portfolio — 1.40% series contract	9,473.703	14,519.163	2,906.079	21,086.787
Mid Cap Growth Portfolio — 1.25% series contract	16,037.221	29,505.701	7,697.085	37,845.837
Mid Cap Growth Portfolio — 1.00% series contract	2,667.490	2,111.075	653.723	4,124.842
U.S. Real Estate Portfolio — 1.80% series contract	235.688	166.702	61.664	340.726
U.S. Real Estate Portfolio — 1.70% series contract	2,376.879	264.627	312.897	2,328.609
U.S. Real Estate Portfolio — 1.65% series contract	11,852.560	4,670.518	1,812.789	14,710.289
U.S. Real Estate Portfolio — 1.40% series contract	142,982.214	17,677.750	27,326.098	133,333.866

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2010	Purchased	Redeemed	12/31/2010
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio — 1.80% series contract	1,948.003	696.670	2,644.673	0.000
Guardian Portfolio — 1.75% series contract	1,850.535	263.561	2.009	2,112.087
Guardian Portfolio — 1.70% series contract	901.400	127.309	794.532	234.177
Guardian Portfolio — 1.65% series contract *	9.651	0.000	0.066	9.585
Guardian Portfolio — 1.65% series contract	207.318	8.283	1.698	213.903
Guardian Portfolio — 1.55% series contract	10.042	0.000	0.066	9.976
Guardian Portfolio — 1.50% series contract	533.953	902.166	658.929	777.190
Guardian Portfolio — 1.45% series contract	1,255.570	448.422	4.573	1,699.419
Guardian Portfolio — 1.40% series contract	109,707.002	32,785.155	46,453.175	96,038.982
Guardian Portfolio — 1.25% series contract	29,901.806	13,120.125	5,716.910	37,305.021
Guardian Portfolio — 1.00% series contract	891.272	2,763.923	1,365.525	2,289.670
Small-Cap Growth Portfolio — 1.70% series contract	2,177.174	419.086	0.000	2,596.260
Small-Cap Growth Portfolio — 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio — 1.40% series contract	16,810.777	3,082.361	2,524.558	17,368.580
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund — 1.80% series contract	8,076.208	0.000	0.000	8,076.208
Balanced Fund — 1.75% series contract	9.829	0.000	0.067	9.762
Balanced Fund — 1.70% series contract	1,182.245	121.467	154.227	1,149.485
Balanced Fund — 1.65% series contract *	1,601.630	84.087	36.425	1,649.292
Balanced Fund — 1.65% series contract	15,720.067	889.621	586.167	16,023.521
Balanced Fund — 1.55% series contract	10.229	168.502	0.864	177.867
Balanced Fund — 1.40% series contract	56,797.924	10,116.158	5,887.025	61,027.057
Balanced Fund — 1.25% series contract	15,110.910	4,253.765	2,179.995	17,184.680
Balanced Fund — 1.00% series contract	101.774	160.749	182.260	80.263
Capital Appreciation Fund — 2.00% series contract	2,764.615	0.000	1,121.588	1,643.027
Capital Appreciation Fund — 1.95% series contract	10,740.482	3,696.601	6,803.115	7,633.968
Capital Appreciation Fund — 1.80% series contract **	3.484	1,069.662	484.616	588.530
Capital Appreciation Fund — 1.80% series contract	227.956	3.750	231.706	0.000
Capital Appreciation Fund — 1.75% series contract	12,985.978	6,844.113	7,802.909	12,027.182
Capital Appreciation Fund — 1.70% series contract	548.885	7.382	383.994	172.273
Capital Appreciation Fund — 1.65% series contract *	1,295.811	2,309.375	2,157.696	1,447.490
Capital Appreciation Fund — 1.65% series contract	5,218.419	169.177	1,492.405	3,895.191
Capital Appreciation Fund — 1.55% series contract	4,160.520	10,600.616	1,307.707	13,453.429
Capital Appreciation Fund — 1.50% series contract **	373.687	2,521.061	811.891	2,082.857
Capital Appreciation Fund — 1.50% series contract	57.676	4.724	2.448	59.952
Capital Appreciation Fund — 1.45% series contract	1,981.003	745.480	8.645	2,717.838
Capital Appreciation Fund — 1.40% series contract	46,677.588	8,133.936	5,757.513	49,054.011
Capital Appreciation Fund — 1.25% series contract	85,974.372	85,470.696	24,804.809	146,640.259
Capital Appreciation Fund — 1.00% series contract	8,341.351	9,458.056	2,719.600	15,079.807
Global Securities Fund — 1.80% series contract	341.397	117.599	128.226	330.770
Global Securities Fund — 1.75% series contract	1,508.518	350.168	472.579	1,386.107
Global Securities Fund — 1.70% series contract	757.450	0.000	0.000	757.450
Global Securities Fund — 1.65% series contract *	1,828.478	69.881	3.395	1,894.964
Global Securities Fund — 1.65% series contract	6,490.850	959.743	818.198	6,632.395
Global Securities Fund — 1.55% series contract	639.261	2,598.583	1,699.014	1,538.830
Global Securities Fund — 1.40% series contract	61,499.274	10,508.984	8,422.042	63,586.216
Global Securities Fund — 1.25% series contract	24,514.515	30,675.598	11,971.791	43,218.322
Global Securities Fund — 1.00% series contract	343.151	166.019	347.806	161.364
Main Street Fund — 2.00% series contract	0.000	1,889.354	18.692	1,870.662
Main Street Fund — 1.95% series contract	0.000	7,724.642	104.302	7,620.340
Main Street Fund — 1.80% series contract	184.018	191.537	187.777	187.778
Main Street Fund — 1.75% series contract	9.800	8,983.624	1,476.800	7,516.624
Main Street Fund — 1.70% series contract	14.913	0.000	0.000	14.913
Main Street Fund — 1.65% series contract *	9.800	0.000	0.067	9.733
Main Street Fund — 1.65% series contract	4,804.336	367.990	0.000	5,172.326
Main Street Fund — 1.55% series contract	10.200	980.080	1.053	989.227
Main Street Fund — 1.45% series contract	101.678	20.967	0.259	122.386
Main Street Fund — 1.40% series contract	78,304.053	17,328.261	10,936.591	84,695.723
Main Street Fund — 1.25% series contract	12,160.332	23,848.591	12,898.566	23,110.357
Main Street Fund — 1.00% series contract	179.496	623.082	244.765	557.813
Main Street Small Cap Fund — 2.00% series contract	477.369	0.000	9.338	468.031
Main Street Small Cap Fund — 1.95% series contract	2,032.390	483.228	67.607	2,448.011
Main Street Small Cap Fund — 1.80% series contract	5,883.635	827.480	0.000	6,711.115
Main Street Small Cap Fund — 1.75% series contract	2,269.747	1,062.212	276.558	3,055.401
Main Street Small Cap Fund — 1.70% series contract	1,376.671	37.241	390.852	1,023.060
Main Street Small Cap Fund — 1.65% series contract *	455.645	1,180.864	16.704	1,619.805
Main Street Small Cap Fund — 1.65% series contract	5,332.205	540.330	729.127	5,143.408
Main Street Small Cap Fund — 1.55% series contract	849.511	2,245.869	65.464	3,029.916
Main Street Small Cap Fund — 1.50% series contract	0.000	61.176	0.000	61.176
Main Street Small Cap Fund — 1.45% series contract	69.221	14.084	0.177	83.128
Main Street Small Cap Fund — 1.40% series contract	89,132.743	16,932.212	12,570.455	93,494.500
Main Street Small Cap Fund — 1.25% series contract	13,320.462	23,343.870	13,387.244	23,277.088
Main Street Small Cap Fund — 1.00% series contract	3,358.109	9,385.842	12,234.772	509.179

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2010	Purchased	Redeemed	12/31/2010
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio — 2.00% series contract	1,972.395	0.000	154.604	1,817.791
High Yield Portfolio — 1.95% series contract	4,461.839	1,336.280	347.783	5,450.336
High Yield Portfolio — 1.80% series contract **	0.000	1,399.131	1,074.228	324.903
High Yield Portfolio — 1.80% series contract	924.194	0.000	924.194	0.000
High Yield Portfolio — 1.75% series contract	6,010.480	1,843.469	1,068.182	6,785.767
High Yield Portfolio — 1.70% series contract	2,357.075	245.491	484.069	2,118.497
High Yield Portfolio — 1.65% series contract *	473.326	17,037.909	14,265.131	3,246.104
High Yield Portfolio — 1.65% series contract	6,104.846	5,966.086	9,695.051	2,375.881
High Yield Portfolio — 1.55% series contract	777.700	6,479.550	4,004.281	3,252.969
High Yield Portfolio — 1.45% series contract	67.843	39.421	0.224	107.040
High Yield Portfolio — 1.40% series contract	38,556.510	7,273.394	11,996.149	33,833.755
High Yield Portfolio — 1.25% series contract	15,861.256	44,630.120	31,299.962	29,191.414
High Yield Portfolio — 1.00% series contract	323.585	428.341	13.033	738.893
Real Return Portfolio — 1.95% series contract	1,079.891	818.611	1,356.560	541.942
Real Return Portfolio — 1.80% series contract **	2.829	9.105	0.279	11.655
Real Return Portfolio — 1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio — 1.75% series contract	19,871.803	11,641.831	3,301.827	28,211.807
Real Return Portfolio — 1.70% series contract	4,512.040	411.771	366.074	4,557.737
Real Return Portfolio — 1.65% series contract *	1,570.040	8,940.235	8,652.183	1,858.092
Real Return Portfolio — 1.65% series contract	75,019.778	3,287.192	15,716.636	62,590.334
Real Return Portfolio — 1.55% series contract	28,450.460	14,278.784	13,946.800	28,782.444
Real Return Portfolio — 1.50% series contract **	163.909	1,079.665	243.124	1,000.450
Real Return Portfolio — 1.50% series contract	532.113	12.039	5.687	538.465
Real Return Portfolio — 1.45% series contract	2,615.337	242.982	1,981.262	877.057
Real Return Portfolio — 1.40% series contract	163,663.862	26,423.186	29,501.358	160,585.690
Real Return Portfolio — 1.25% series contract	73,868.116	91,358.950	27,120.834	138,106.232
Real Return Portfolio — 1.00% series contract	7,159.090	15,585.867	9,872.962	12,871.995
Total Return Portfolio — 2.00% series contract	1,305.901	5,030.040	27.551	6,308.390
Total Return Portfolio — 1.95% series contract	4,608.596	3,087.486	2,593.793	5,102.289
Total Return Portfolio — 1.80% series contract **	5.207	1,262.907	980.049	288.065
Total Return Portfolio — 1.80% series contract	2,314.498	0.000	0.000	2,314.498
Total Return Portfolio — 1.75% series contract	26,573.058	40,035.005	17,902.221	48,705.842
Total Return Portfolio — 1.70% series contract	1,989.675	11.937	33.105	1,968.507
Total Return Portfolio — 1.65% series contract *	17,679.787	32,564.196	27,045.427	23,198.556
Total Return Portfolio — 1.65% series contract	26,894.003	2,172.837	2,585.118	26,481.722
Total Return Portfolio — 1.55% series contract	14,413.326	37,571.253	18,700.878	33,283.701
Total Return Portfolio — 1.50% series contract **	1,594.189	3,035.671	1,056.004	3,573.856
Total Return Portfolio — 1.50% series contract	47.413	7.533	3.268	51.678
Total Return Portfolio — 1.45% series contract	6,765.668	1,108.991	4,020.379	3,854.280
Total Return Portfolio — 1.40% series contract	182,592.860	38,147.471	24,562.652	196,177.679
Total Return Portfolio — 1.25% series contract	157,650.383	297,963.915	110,512.312	345,101.986
Total Return Portfolio — 1.00% series contract	12,765.187	33,495.380	21,518.287	24,742.280
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund — 1.70% series contract	2,214.757	128.139	352.172	1,990.724
Rydex|SGI U.S. Long Short Momentum Fund — 1.65% series contract	3,660.199	641.826	682.388	3,619.637
Rydex|SGI U.S. Long Short Momentum Fund — 1.40% series contract	49,925.710	6,211.944	4,160.820	51,976.834
Wilshire Variable Insurance Trust:
2015 ETF Fund — 1.75% series contract	9.831	0.000	0.068	9.763
2015 ETF Fund — 1.70% series contract	1,831.652	60.099	0.000	1,891.751
2015 ETF Fund — 1.65% series contract *	9.831	0.000	0.068	9.763
2015 ETF Fund — 1.65% series contract	2,091.600	372.723	1,401.508	1,062.815
2015 ETF Fund — 1.55% series contract	1,435.483	158.494	1.425	1,592.552
2015 ETF Fund — 1.40% series contract	13,576.213	2,085.204	871.921	14,789.496
2015 ETF Fund — 1.25% series contract	639.090	535.660	404.645	770.105
2015 ETF Fund — 1.00% series contract	5,090.886	420.408	6.376	5,504.918
2025 ETF Fund — 1.75% series contract	9.810	0.000	0.067	9.743
2025 ETF Fund — 1.70% series contract	406.579	127.182	99.783	433.978
2025 ETF Fund — 1.65% series contract *	9.810	0.000	0.067	9.743
2025 ETF Fund — 1.65% series contract	9.281	0.000	0.235	9.046
2025 ETF Fund — 1.55% series contract	10.200	0.000	0.067	10.133
2025 ETF Fund — 1.40% series contract	6,616.006	3,325.076	1,313.474	8,627.608
2025 ETF Fund — 1.25% series contract	1,589.665	2,562.922	14.268	4,138.319
2025 ETF Fund — 1.00% series contract	267.651	1,175.953	686.120	757.484
2035 ETF Fund — 1.75% series contract	9.791	0.000	0.067	9.724
2035 ETF Fund — 1.65% series contract *	9.791	0.000	0.067	9.724
2035 ETF Fund — 1.65% series contract	20.091	0.000	0.509	19.582
2035 ETF Fund — 1.55% series contract	10.181	0.000	0.067	10.114
2035 ETF Fund — 1.40% series contract	10,773.794	2,225.195	463.711	12,535.278
2035 ETF Fund — 1.25% series contract	1,791.978	876.841	20.423	2,648.396
2035 ETF Fund — 1.00% series contract	422.118	399.904	4.665	817.357

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund — 1.80% series contract	780.637	71.920	0.000	852.557
Core Equity Fund — 1.70% series contract	295.955	967.655	967.654	295.956
Core Equity Fund — 1.65% series contract	4,045.938	283.377	1,196.131	3,133.184
Core Equity Fund — 1.40% series contract	26,582.853	7,869.995	2,263.110	32,189.738
Financial Services Fund — 1.70% series contract	160.484	11.125	0.284	171.325
Financial Services Fund — 1.65% series contract	4,196.236	1,470.079	1.258	5,665.057
Financial Services Fund — 1.40% series contract	18,987.858	8,711.296	4,343.281	23,355.873
Global Health Care Fund — 1.80% series contract	60.719	0.000	0.000	60.719
Global Health Care Fund — 1.70% series contract	2,195.587	357.791	43.821	2,509.557
Global Health Care Fund — 1.65% series contract	2,288.017	177.874	1,067.671	1,398.220
Global Health Care Fund — 1.40% series contract	61,445.702	9,748.674	14,860.017	56,334.359
Small Cap Equity Fund — 1.80% series contract	410.934	558.888	482.361	487.461
Small Cap Equity Fund — 1.75% series contract	9.900	2,552.497	1,601.906	960.491
Small Cap Equity Fund — 1.70% series contract	167.152	788.526	789.039	166.639
Small Cap Equity Fund — 1.65% series contract *	2,459.382	1,547.493	1,221.216	2,785.659
Small Cap Equity Fund — 1.65% series contract	9,078.954	4,576.168	10,976.124	2,678.998
Small Cap Equity Fund — 1.55% series contract	6,645.486	0.000	0.530	6,644.956
Small Cap Equity Fund — 1.50% series contract **	0.000	398.599	1.260	397.339
Small Cap Equity Fund — 1.50% series contract	41.033	9.238	4.518	45.753
Small Cap Equity Fund — 1.45% series contract	282.070	930.873	10.886	1,202.057
Small Cap Equity Fund — 1.40% series contract	36,897.224	13,096.386	4,853.903	45,139.707
Small Cap Equity Fund — 1.25% series contract	6,565.812	46,735.404	28,154.867	25,146.349
Small Cap Equity Fund — 1.00% series contract	68.214	1,153.007	118.797	1,102.424
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund — 1.95% series contract	186.259	1,207.170	513.741	879.688
Capital Development Fund — 1.80% series contract **	0.000	3.034	0.000	3.034
Capital Development Fund — 1.80% series contract	625.883	211.678	127.241	710.320
Capital Development Fund — 1.75% series contract	603.082	898.196	283.216	1,218.062
Capital Development Fund — 1.70% series contract	1,037.717	212.693	0.292	1,250.118
Capital Development Fund — 1.65% series contract *	9.850	791.955	11.639	790.166
Capital Development Fund — 1.65% series contract	4,320.334	641.290	1,053.612	3,908.012
Capital Development Fund — 1.55% series contract	503.078	5,790.601	3,784.372	2,509.307
Capital Development Fund — 1.50% series contract	0.000	305.677	0.000	305.677
Capital Development Fund — 1.45% series contract	595.596	986.675	36.946	1,545.325
Capital Development Fund — 1.40% series contract	54,315.270	8,391.904	6,446.636	56,260.538
Capital Development Fund — 1.25% series contract	8,875.699	58,581.331	7,002.529	60,454.501
Capital Development Fund — 1.00% series contract	656.761	5,989.415	380.082	6,266.094
Capital Development Fund — 0.50% series contract	0.000	4.127	4.127	0.000
Global Real Estate Fund — 1.95% series contract	32.648	464.569	125.730	371.487
Global Real Estate Fund — 1.80% series contract	0.000	1.280	0.000	1.280
Global Real Estate Fund — 1.75% series contract	532.820	373.308	129.015	777.113
Global Real Estate Fund — 1.65% series contract	2,044.425	2,002.684	1,306.225	2,740.884
Global Real Estate Fund — 1.55% series contract	901.578	2,836.317	1,679.869	2,058.026
Global Real Estate Fund — 1.50% series contract	0.000	117.101	0.000	117.101
Global Real Estate Fund — 1.45% series contract	323.015	574.999	22.870	875.144
Global Real Estate Fund — 1.25% series contract	11,761.136	53,865.663	12,299.306	53,327.493
Global Real Estate Fund — 1.00% series contract	318.461	4,740.928	180.292	4,879.097
Global Real Estate Fund — 0.50% series contract	0.000	2.520	2.520	0.000
Government Securities Fund — 1.80% series contract	2,666.626	0.000	2,666.626	0.000
Government Securities Fund — 1.70% series contract	2,694.620	647.292	1,467.349	1,874.563
Government Securities Fund — 1.65% series contract	73,630.487	641.691	15,451.084	58,821.094
Government Securities Fund — 1.40% series contract	59,561.758	8,215.910	24,751.676	43,025.992
International Growth Fund — 2.00% series contract	0.000	1,892.253	13.806	1,878.447
International Growth Fund — 1.95% series contract	0.000	7,447.085	975.049	6,472.036
International Growth Fund — 1.75% series contract	9.960	9,951.424	1,175.331	8,786.053
International Growth Fund — 1.65% series contract	9.960	129.705	0.091	139.574
International Growth Fund — 1.55% series contract	10.360	239.369	0.091	249.638
International Growth Fund — 1.50% series contract	0.000	411.398	3.887	407.511
International Growth Fund — 1.45% series contract	0.000	858.457	10.081	848.376
International Growth Fund — 1.25% series contract	100.732	35,398.084	15,468.090	20,030.726
International Growth Fund — 1.00% series contract	75.703	2,544.277	744.610	1,875.370
Mid Cap Core Equity Fund — 2.00% series contract	0.000	1,003.712	7.344	996.368
Mid Cap Core Equity Fund — 1.95% series contract	0.000	4,524.996	619.167	3,905.829
Mid Cap Core Equity Fund — 1.75% series contract	159.471	5,125.091	613.520	4,671.042
Mid Cap Core Equity Fund — 1.70% series contract	173.610	0.000	0.000	173.610
Mid Cap Core Equity Fund — 1.65% series contract *	9.860	0.000	0.089	9.771
Mid Cap Core Equity Fund — 1.65% series contract	1,476.077	662.654	573.109	1,565.622
Mid Cap Core Equity Fund — 1.55% series contract	10.260	288.924	0.090	299.094
Mid Cap Core Equity Fund — 1.40% series contract	26,043.820	4,876.158	2,022.185	28,897.793
Mid Cap Core Equity Fund — 1.25% series contract	1,713.837	11,649.913	2,290.651	11,073.099
Mid Cap Core Equity Fund — 1.00% series contract	9.860	838.301	275.417	572.744
Utilities Fund — 1.70% series contract	206.418	25.208	41.916	189.710
Utilities Fund — 1.65% series contract	15,483.801	1,135.898	3,735.137	12,884.562
Utilities Fund — 1.50% series contract	81.372	0.000	0.000	81.372
Utilities Fund — 1.40% series contract	67,917.909	22,356.487	20,122.509	70,151.887

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
AllianceBernstein Variable Products Series Fund, Inc. — Class B:
International Value Portfolio — 1.75% series contract	9.920	3,107.875	438.999	2,678.796
International Value Portfolio — 1.65% series contract	9.920	174.747	0.091	184.576
International Value Portfolio — 1.55% series contract	1,251.483	2,100.836	2,155.034	1,197.285
International Value Portfolio — 1.50% series contract	0.000	121.734	0.000	121.734
International Value Portfolio — 1.45% series contract	339.287	603.876	24.527	918.636
International Value Portfolio — 1.25% series contract	3,918.322	28,838.572	3,505.295	29,251.599
International Value Portfolio — 1.00% series contract	79.140	2,991.068	609.478	2,460.730
International Value Portfolio — 0.50% series contract	0.000	2.741	2.741	0.000
American Century Variable Portfolios — Class I:
Vista Fund — 1.80% series contract	86.379	0.000	0.000	86.379
Vista Fund — 1.75% series contract	10.000	0.000	0.091	9.909
Vista Fund — 1.70% series contract	402.142	5.799	90.792	317.149
Vista Fund — 1.65% series contract *	4,968.497	675.393	0.092	5,643.798
Vista Fund — 1.65% series contract	9,846.739	9,193.390	9,342.826	9,697.303
Vista Fund — 1.55% series contract	547.947	216.190	0.526	763.611
Vista Fund — 1.50% series contract	171.008	8.649	0.000	179.657
Vista Fund — 1.40% series contract	54,891.436	20,544.853	5,688.545	69,747.744
Vista Fund — 1.25% series contract	4,798.339	23,910.693	5,643.483	23,065.549
Vista Fund — 1.00% series contract	10.000	360.807	155.270	215.537
American Century Variable Portfolios — Class II:
Large Company Value Fund — 1.75% series contract	9.820	0.000	0.090	9.730
Large Company Value Fund — 1.65% series contract *	9.820	0.000	0.090	9.730
Large Company Value Fund — 1.65% series contract	511.614	2,902.903	3,353.038	4,061.479
Large Company Value Fund — 1.55% series contract	10.220	0.000	0.090	10.130
Large Company Value Fund — 1.40% series contract	44,537.203	13,504.498	14,083.973	43,957.728
Large Company Value Fund — 1.25% series contract	87.889	15,220.461	3,744.597	11,563.753
Large Company Value Fund — 1.00% series contract	9.820	559.042	191.842	377.020
Mid Cap Value Fund — 1.80% series contract	444.868	511.602	956.470	0.000
Mid Cap Value Fund — 1.75% series contract	9.790	874.411	0.090	884.111
Mid Cap Value Fund — 1.70% series contract	735.865	824.759	1,560.624	0.000
Mid Cap Value Fund — 1.65% series contract *	9.790	3,169.808	1,751.790	1,427.808
Mid Cap Value Fund — 1.65% series contract	5,427.643	225.796	237.620	5,415.819
Mid Cap Value Fund — 1.55% series contract	1,203.949	86.919	685.377	605.491
Mid Cap Value Fund — 1.45% series contract	0.000	738.641	8.571	730.070
Mid Cap Value Fund — 1.40% series contract	16,185.293	6,962.683	887.171	22,260.805
Mid Cap Value Fund — 1.25% series contract	1,323.709	18,476.056	4,574.992	15,224.773
Mid Cap Value Fund — 1.00% series contract	9.790	1,878.718	346.361	1,542.147
Ultra Fund — 1.65% series contract	1,634.783	0.000	0.000	1,634.783
Ultra Fund — 1.40% series contract	12,424.308	2,310.973	763.146	13,972.135
Calamos Advisors Trust:
Growth and Income Portfolio — 1.80% series contract	628.192	630.779	1,258.971	0.000
Growth and Income Portfolio — 1.75% series contract	9.880	1,133.161	0.090	1,142.951
Growth and Income Portfolio — 1.70% series contract	1,215.884	1,160.761	2,061.303	315.342
Growth and Income Portfolio — 1.65% series contract *	1,258.639	0.000	1.307	1,257.332
Growth and Income Portfolio — 1.65% series contract	6,375.101	6,131.480	691.232	11,815.349
Growth and Income Portfolio — 1.55% series contract	10.280	912.498	0.090	922.688
Growth and Income Portfolio — 1.40% series contract	145,392.620	51,581.678	86,055.050	110,919.248
Growth and Income Portfolio — 1.25% series contract	3,523.806	12,982.285	1,172.144	15,333.947
Growth and Income Portfolio — 1.00% series contract	9.880	2,176.188	182.971	2,003.097
Davis Variable Account Fund, Inc.:
Value Portfolio — 1.95% series contract	323.776	2,123.541	923.483	1,523.834
Value Portfolio — 1.80% series contract	0.000	4.623	0.000	4.623
Value Portfolio — 1.75% series contract	1,593.522	29,116.235	1,575.094	29,134.663
Value Portfolio — 1.70% series contract	238.388	148.301	78.317	308.372
Value Portfolio — 1.65% series contract *	6,594.392	5,189.069	2,516.725	9,266.736
Value Portfolio — 1.65% series contract	8,074.656	3,090.517	1,890.553	9,274.620
Value Portfolio — 1.55% series contract	1,498.488	9,690.881	6,335.698	4,853.671
Value Portfolio — 1.50% series contract **	0.000	1,089.515	6.155	1,083.360
Value Portfolio — 1.50% series contract	86.999	17.622	10.403	94.218
Value Portfolio — 1.45% series contract	1,212.264	3,287.241	87.526	4,411.979
Value Portfolio — 1.40% series contract	30,810.624	33,680.479	19,327.192	45,163.911
Value Portfolio — 1.25% series contract	25,607.287	168,121.998	34,982.839	158,746.446
Value Portfolio — 1.00% series contract	1,092.055	10,858.842	714.217	11,236.680
Value Portfolio — 0.50% series contract	0.000	8.484	8.484	0.000
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. — 1.75% series contract	9.840	0.000	0.089	9.751
Socially Responsible Growth Fund, Inc. — 1.70% series contract	5,231.114	35.065	1,303.875	3,962.304
Socially Responsible Growth Fund, Inc. — 1.65% series contract *	9.840	3,816.572	1,878.734	1,947.678
Socially Responsible Growth Fund, Inc. — 1.65% series contract	1,038.789	75.613	865.327	249.075
Socially Responsible Growth Fund, Inc. — 1.55% series contract	626.265	116.143	32.355	710.053
Socially Responsible Growth Fund, Inc. — 1.45% series contract	19.692	280.184	0.518	299.358
Socially Responsible Growth Fund, Inc. — 1.40% series contract	39,281.915	9,791.229	8,437.691	40,635.453
Socially Responsible Growth Fund, Inc. — 1.25% series contract	449.237	5,900.415	213.531	6,136.121
Socially Responsible Growth Fund, Inc. — 1.00% series contract	14.561	296.296	82.205	228.652

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Dreyfus Funds — Service Shares:
Stock Index Fund, Inc. — 2.00% series contract	0.000	2,700.559	19.687	2,680.872
Stock Index Fund, Inc. — 1.95% series contract	569.203	14,879.962	3,887.126	11,562.039
Stock Index Fund, Inc. — 1.80% series contract **	0.000	5.608	0.000	5.608
Stock Index Fund, Inc. — 1.80% series contract	573.921	59.811	0.000	633.732
Stock Index Fund, Inc. — 1.75% series contract	2,462.912	25,904.135	3,838.357	24,528.690
Stock Index Fund, Inc. — 1.70% series contract	2,764.460	23.426	125.573	2,662.313
Stock Index Fund, Inc. — 1.65% series contract *	9.830	9,050.888	5,548.942	3,511.776
Stock Index Fund, Inc. — 1.65% series contract	31,154.571	3,550.522	14,896.996	19,808.097
Stock Index Fund, Inc. — 1.55% series contract	1,344.748	12,775.515	4,161.002	9,959.261
Stock Index Fund, Inc. — 1.50% series contract	0.000	545.049	0.000	545.049
Stock Index Fund, Inc. — 1.45% series contract	2,333.835	8,442.255	112.571	10,663.519
Stock Index Fund, Inc. — 1.40% series contract	547,488.568	263,099.538	174,410.591	636,177.515
Stock Index Fund, Inc. — 1.25% series contract	26,857.394	152,025.921	13,805.711	165,077.604
Stock Index Fund, Inc. — 1.00% series contract	1,396.534	18,292.535	1,687.753	18,001.316
Stock Index Fund, Inc. — 0.50% series contract	0.000	7.460	7.460	0.000
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio — 1.70% series contract	8.145	0.000	0.000	8.145
Technology Growth Portfolio — 1.65% series contract	3,818.551	2,666.890	2,768.982	3,716.459
Technology Growth Portfolio — 1.40% series contract	20,430.238	13,213.933	6,353.473	27,290.698
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio — 1.75% series contract	9.860	445.752	0.090	455.522
MidCap Stock Portfolio — 1.65% series contract *	9.860	0.000	0.089	9.771
MidCap Stock Portfolio — 1.65% series contract	356.107	128.487	148.368	336.226
MidCap Stock Portfolio — 1.55% series contract	712.749	130.671	46.233	797.187
MidCap Stock Portfolio — 1.45% series contract	50.891	21.107	0.128	71.870
MidCap Stock Portfolio — 1.40% series contract	2,968.137	2,010.800	747.690	4,231.247
MidCap Stock Portfolio — 1.25% series contract	234.311	4,276.518	1,446.613	3,064.216
MidCap Stock Portfolio — 1.00% series contract	15.870	90.632	0.281	106.221
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio — 2.00% series contract	0.000	197,407.434	197,407.434	0.000
Money Market Portfolio — 1.95% series contract	183,313.149	276,522.348	434,236.975	25,598.522
Money Market Portfolio — 1.80% series contract **	0.000	8.824	0.000	8.824
Money Market Portfolio — 1.80% series contract	4,983.261	6,488.770	6,750.137	4,721.894
Money Market Portfolio — 1.75% series contract	244,185.426	727,774.232	746,969.141	224,990.517
Money Market Portfolio — 1.70% series contract	171,249.101	22,153.954	148,433.437	44,969.618
Money Market Portfolio — 1.65% series contract *	100.000	407,575.709	321,352.064	86,323.645
Money Market Portfolio — 1.65% series contract	171,692.274	352,316.800	429,650.956	94,358.118
Money Market Portfolio — 1.55% series contract	15,684.507	22,664.695	10,576.634	27,772.568
Money Market Portfolio — 1.50% series contract	0.000	259.186	0.000	259.186
Money Market Portfolio — 1.45% series contract	771.112	18,916.092	182.034	19,505.170
Money Market Portfolio — 1.40% series contract	1,277,485.122	254,777.806	373,930.611	1,158,332.317
Money Market Portfolio — 1.25% series contract	12,782.184	1,024,340.102	525,095.112	512,027.174
Money Market Portfolio — 1.00% series contract	57,284.676	22,523.205	61,386.529	18,421.352
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio — 1.80% series contract	624.598	59.441	0.000	684.039
Appreciation Portfolio — 1.70% series contract	2,956.775	554.598	320.009	3,191.364
Appreciation Portfolio — 1.65% series contract	5,385.658	200.104	1,013.141	4,572.621
Appreciation Portfolio — 1.40% series contract	38,541.297	7,069.507	2,770.357	42,840.447
DWS Variable Series II — Class A:
Global Thematic VIP — 1.75% series contract	9.920	473.302	0.090	483.132
Global Thematic VIP — 1.65% series contract	307.460	0.000	0.553	306.907
Global Thematic VIP — 1.55% series contract	10.319	0.000	0.089	10.230
Global Thematic VIP — 1.25% series contract	225.348	1,243.346	16.227	1,452.467
Global Thematic VIP — 1.00% series contract	9.920	1.307	0.121	11.106
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.85% series contract	0.000	35,085.896	7,813.786	27,272.110
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.75% series contract	9.920	17,803.829	445.688	17,368.061
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.70% series contract	2,559.279	369.031	224.492	2,703.818
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.65% series contract *	14,030.619	89,609.064	29,787.390	73,852.293
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.65% series contract	50,792.857	15,051.591	29,012.787	36,831.661
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.55% series contract	20,818.570	73,764.444	18,746.264	75,836.750
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.45% series contract	0.000	4,900.789	435.985	4,464.804
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.40% series contract	41,708.017	49,950.502	19,567.122	72,091.397
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.25% series contract	226,801.179	378,254.369	138,508.898	466,546.650
Ibbotson Balanced ETF Asset Allocation Portfolio — 1.00% series contract	387.549	34,663.248	15,929.163	19,121.634
Ibbotson Balanced ETF Asset Allocation Portfolio — 0.75% series contract	82.976	702.958	4.401	781.533

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.80% series contract	156.456	5.949	162.405	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.75% series contract	1,241.912	18,364.874	2,494.761	17,112.025
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.70% series contract	608.269	47.276	275.423	380.122
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.65% series contract *	9.980	6,873.932	0.091	6,883.821
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.65% series contract	5,892.543	14,981.490	17,995.656	2,878.377
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.55% series contract	3,036.959	33,743.491	2,723.729	34,056.721
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.50% series contract	0.000	11,240.023	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.45% series contract	0.000	12,857.550	146.034	12,711.516
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.40% series contract	5,606.231	1,760.395	475.545	6,891.081
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.25% series contract	84,700.470	164,501.289	83,368.722	165,833.037
Ibbotson Conservative ETF Asset Allocation Portfolio — 1.00% series contract	9.980	226.735	75.036	161.679
Ibbotson Growth ETF Asset Allocation Portfolio — 1.85% series contract	0.000	1,638.467	1,638.467	0.000
Ibbotson Growth ETF Asset Allocation Portfolio — 1.75% series contract	21,073.046	47,119.752	9,678.727	58,514.071
Ibbotson Growth ETF Asset Allocation Portfolio — 1.70% series contract	254.776	300.940	0.000	555.716
Ibbotson Growth ETF Asset Allocation Portfolio — 1.65% series contract *	58,268.702	260,249.046	90,717.358	227,800.390
Ibbotson Growth ETF Asset Allocation Portfolio — 1.65% series contract	167,928.317	185,036.657	159,642.068	193,322.906
Ibbotson Growth ETF Asset Allocation Portfolio — 1.55% series contract	86,635.280	307,324.183	59,002.325	334,957.138
Ibbotson Growth ETF Asset Allocation Portfolio — 1.50% series contract	0.000	8.825	0.000	8.825
Ibbotson Growth ETF Asset Allocation Portfolio — 1.45% series contract	0.000	43,793.480	7,388.154	36,405.326
Ibbotson Growth ETF Asset Allocation Portfolio — 1.40% series contract	28,155.311	17,591.785	8,826.657	36,920.439
Ibbotson Growth ETF Asset Allocation Portfolio — 1.25% series contract	160,278.107	750,323.896	118,976.130	791,625.873
Ibbotson Growth ETF Asset Allocation Portfolio — 1.00% series contract	702.570	20,495.551	8,535.390	12,662.731
Ibbotson Growth ETF Asset Allocation Portfolio — 0.50% series contract	0.000	18.159	18.159	0.000
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.75% series contract	845.937	17,302.241	4,100.697	14,047.481
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.70% series contract	391.842	192.939	0.000	584.781
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.65% series contract *	31,341.849	82,206.899	24,375.926	89,172.822
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.65% series contract	30,199.827	5,010.993	7,574.858	27,635.962
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.55% series contract	5,640.186	31,573.682	15,311.462	21,902.406
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.50% series contract	0.000	127.048	0.000	127.048
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.45% series contract	0.000	32,728.921	771.710	31,957.211
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.40% series contract	14,017.897	6,350.500	1,578.108	18,790.289
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.25% series contract	60,491.303	346,797.512	117,988.804	289,300.011
Ibbotson Income and Growth ETF Asset Allocation Portfolio — 1.00% series contract	83.267	1,164.225	704.991	542.501
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund — 1.75% series contract	0.000	9.973	0.091	9.882
Franklin Small Cap Value Securities Fund — 1.65% series contract	0.000	9.973	0.091	9.882
Franklin Small Cap Value Securities Fund — 1.55% series contract	0.000	10.372	0.091	10.281
Franklin Small Cap Value Securities Fund — 1.25% series contract	0.000	1,442.333	2.061	1,440.272
Franklin Small Cap Value Securities Fund — 1.00% series contract	0.000	34.380	0.120	34.260
Franklin U.S. Government Fund — 1.95% series contract	444.160	1,415.547	1,027.272	832.435
Franklin U.S. Government Fund — 1.80% series contract	0.000	1.644	0.000	1.644
Franklin U.S. Government Fund — 1.75% series contract	2,562.906	12,597.029	1,389.800	13,770.135
Franklin U.S. Government Fund — 1.65% series contract	2,210.286	17,983.812	10,459.235	9,734.863
Franklin U.S. Government Fund — 1.55% series contract	14.104	5,087.232	240.244	4,861.092
Franklin U.S. Government Fund — 1.50% series contract	0.000	54.532	0.000	54.532
Franklin U.S. Government Fund — 1.45% series contract	7.093	2,975.733	45.686	2,937.140
Franklin U.S. Government Fund — 1.25% series contract	4,481.154	37,647.795	3,500.657	38,628.292
Franklin U.S. Government Fund — 1.00% series contract	316.476	2,668.126	51.002	2,933.600
Mutual Global Discovery Securities Fund — 1.95% series contract	0.000	2,661.439	2,661.439	0.000
Mutual Global Discovery Securities Fund — 1.75% series contract	0.000	3,229.553	3,219.626	9.927
Mutual Global Discovery Securities Fund — 1.65% series contract	0.000	10.019	0.091	9.928
Mutual Global Discovery Securities Fund — 1.55% series contract	0.000	167.845	0.092	167.753
Mutual Global Discovery Securities Fund — 1.50% series contract	0.000	1,262.857	0.000	1,262.857
Mutual Global Discovery Securities Fund — 1.25% series contract	0.000	4,575.573	3.920	4,571.653
Mutual Global Discovery Securities Fund — 1.00% series contract	0.000	1,322.799	201.035	1,121.764
Mutual Shares Securities Fund — 2.00% series contract	0.000	1,538.962	11.183	1,527.779
Mutual Shares Securities Fund — 1.95% series contract	0.000	4,961.931	26.089	4,935.842
Mutual Shares Securities Fund — 1.75% series contract	4,800.220	17,520.336	2,177.801	20,142.755
Mutual Shares Securities Fund — 1.65% series contract	1,803.749	2,831.936	1,712.980	2,922.705
Mutual Shares Securities Fund — 1.55% series contract	10.290	0.000	0.090	10.200
Mutual Shares Securities Fund — 1.25% series contract	21,941.518	79,802.185	41,872.253	59,871.450
Mutual Shares Securities Fund — 1.00% series contract	103.430	1,015.077	3.333	1,115.174
Templeton Foreign Securities Fund — 1.80% series contract	0.000	548.780	548.780	0.000
Templeton Foreign Securities Fund — 1.75% series contract	10.040	480.425	0.092	490.373
Templeton Foreign Securities Fund — 1.70% series contract	702.585	1,188.793	910.409	980.969
Templeton Foreign Securities Fund — 1.65% series contract *	10.040	0.000	0.091	9.949
Templeton Foreign Securities Fund — 1.65% series contract	2,575.865	869.568	275.558	3,169.875
Templeton Foreign Securities Fund — 1.55% series contract	697.547	168.977	83.681	782.843
Templeton Foreign Securities Fund — 1.40% series contract	31,069.192	21,219.616	19,849.106	32,439.702
Templeton Foreign Securities Fund — 1.25% series contract	1,275.734	7,440.620	1,139.102	7,577.252
Templeton Foreign Securities Fund — 1.00% series contract	78.469	211.789	2.441	287.817
Templeton Global Bond Securities Fund — 1.75% series contract	0.000	1,211.658	82.910	1,128.748
Templeton Global Bond Securities Fund — 1.65% series contract	0.000	662.972	0.091	662.881
Templeton Global Bond Securities Fund — 1.55% series contract	0.000	92.219	0.090	92.129
Templeton Global Bond Securities Fund — 1.50% series contract	0.000	755.554	0.000	755.554
Templeton Global Bond Securities Fund — 1.25% series contract	0.000	6,220.447	253.267	5,967.180
Templeton Global Bond Securities Fund — 1.00% series contract	0.000	1,309.168	0.120	1,309.048

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Janus Aspen Series — Service Shares:
Balanced Portfolio — 1.80% series contract	609.427	45.701	0.000	655.128
Balanced Portfolio — 1.75% series contract	9.950	15,024.380	415.666	14,618.664
Balanced Portfolio — 1.70% series contract	5,290.873	1,460.628	1,049.861	6,701.640
Balanced Portfolio — 1.65% series contract *	4,574.804	1,394.254	3,113.978	2,855.080
Balanced Portfolio — 1.65% series contract	30,009.727	1,049.272	9,287.758	21,771.241
Balanced Portfolio — 1.55% series contract	1,779.463	1,060.743	757.564	2,082.642
Balanced Portfolio — 1.50% series contract **	0.000	1,834.627	0.850	1,833.777
Balanced Portfolio — 1.50% series contract	146.546	6.023	2.331	150.238
Balanced Portfolio — 1.45% series contract	0.000	1,986.609	21.679	1,964.930
Balanced Portfolio — 1.40% series contract	130,479.184	27,351.821	15,979.136	141,851.869
Balanced Portfolio — 1.25% series contract	4,873.691	59,904.627	16,252.727	48,525.591
Balanced Portfolio — 1.00% series contract	9.950	1,124.252	134.964	999.238
Enterprise Portfolio — 2.00% series contract	0.000	1,375.079	9.992	1,365.087
Enterprise Portfolio — 1.95% series contract	0.000	5,125.023	669.518	4,455.505
Enterprise Portfolio — 1.80% series contract	272.223	809.210	118.850	962.583
Enterprise Portfolio — 1.75% series contract	9.820	6,739.238	833.078	5,915.980
Enterprise Portfolio — 1.70% series contract	44.132	214.109	0.000	258.241
Enterprise Portfolio — 1.65% series contract *	9.820	2,013.854	1,675.702	347.972
Enterprise Portfolio — 1.65% series contract	1,014.254	176.641	186.597	1,004.298
Enterprise Portfolio — 1.55% series contract	579.762	0.000	0.549	579.213
Enterprise Portfolio — 1.40% series contract	18,517.478	6,816.948	1,250.986	24,083.440
Enterprise Portfolio — 1.25% series contract	12,908.631	43,396.497	34,354.473	21,950.655
Enterprise Portfolio — 1.00% series contract	9.820	1,939.647	476.325	1,473.142
INTECH Risk-Managed Core Portfolio — 1.40% series contract	11,190.546	2,455.274	1,095.041	12,550.779
Janus Portfolio — 2.00% series contract	0.000	2,558.847	18.589	2,540.258
Janus Portfolio — 1.95% series contract	0.000	11,750.688	3,559.053	8,191.635
Janus Portfolio — 1.75% series contract	9.880	13,826.096	4,125.337	9,710.639
Janus Portfolio — 1.70% series contract	1,265.518	259.028	26.033	1,498.513
Janus Portfolio — 1.65% series contract *	9.880	6,687.627	4,466.318	2,231.189
Janus Portfolio — 1.65% series contract	9,105.433	567.725	2,796.911	6,876.247
Janus Portfolio — 1.55% series contract	10.280	0.000	0.090	10.190
Janus Portfolio — 1.50% series contract **	0.000	161.715	5.197	156.518
Janus Portfolio — 1.50% series contract	55.365	2.164	1.705	55.824
Janus Portfolio — 1.40% series contract	45,260.377	66,402.470	9,396.804	102,266.043
Janus Portfolio — 1.25% series contract	18,541.925	124,847.788	103,492.739	39,896.974
Janus Portfolio — 1.00% series contract	107.100	2,149.584	733.856	1,522.828
Overseas Portfolio — 2.00% series contract	0.000	3,225.373	23.479	3,201.894
Overseas Portfolio — 1.95% series contract	554.144	19,265.349	5,651.914	14,167.579
Overseas Portfolio — 1.80% series contract **	0.000	5.209	0.000	5.209
Overseas Portfolio — 1.80% series contract	182.405	92.546	182.968	91.983
Overseas Portfolio — 1.75% series contract	2,407.929	25,741.979	7,030.658	21,119.250
Overseas Portfolio — 1.70% series contract	284.259	271.508	4.752	551.015
Overseas Portfolio — 1.65% series contract *	16,319.478	14,109.994	10,768.166	19,661.306
Overseas Portfolio — 1.65% series contract	13,063.620	5,110.788	4,096.748	14,077.660
Overseas Portfolio — 1.55% series contract	3,060.232	12,876.286	8,907.746	7,028.772
Overseas Portfolio — 1.50% series contract **	0.000	560.109	0.000	560.109
Overseas Portfolio — 1.50% series contract	153.054	2.096	22.304	132.846
Overseas Portfolio — 1.45% series contract	1,610.382	3,625.038	107.503	5,127.917
Overseas Portfolio — 1.40% series contract	106,914.106	37,365.593	15,176.759	129,102.940
Overseas Portfolio — 1.25% series contract	67,928.408	276,885.301	107,033.509	237,780.200
Overseas Portfolio — 1.00% series contract	2,140.026	21,205.680	3,242.366	20,103.340
Overseas Portfolio — 0.50% series contract	0.000	10.186	10.186	0.000
Worldwide Portfolio — 1.70% series contract	424.432	35.546	0.312	459.666
Worldwide Portfolio — 1.65% series contract	84.326	23.558	0.000	107.884
Worldwide Portfolio — 1.40% series contract	13,034.313	1,474.500	1,453.793	13,055.020
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio — 1.80% series contract	253.076	1,968.090	273.163	1,948.003
Guardian Portfolio — 1.75% series contract	605.438	1,245.746	0.649	1,850.535
Guardian Portfolio — 1.70% series contract	280.737	660.772	40.109	901.400
Guardian Portfolio — 1.65% series contract *	9.740	3,350.013	3,350.102	9.651
Guardian Portfolio — 1.65% series contract	447.660	67.667	308.009	207.318
Guardian Portfolio — 1.55% series contract	10.130	0.000	0.088	10.042
Guardian Portfolio — 1.50% series contract	0.000	537.091	3.138	533.953
Guardian Portfolio — 1.45% series contract	0.000	1,269.735	14.165	1,255.570
Guardian Portfolio — 1.40% series contract	89,856.814	60,122.567	40,272.379	109,707.002
Guardian Portfolio — 1.25% series contract	6,530.207	113,033.261	89,661.662	29,901.806
Guardian Portfolio — 1.00% series contract	9.740	1,211.285	329.753	891.272
Small-Cap Growth Portfolio — 1.70% series contract	2,030.144	447.653	300.623	2,177.174
Small-Cap Growth Portfolio — 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio — 1.40% series contract	17,835.756	3,628.185	4,653.164	16,810.777

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund - 1.80% series contract	8,076.208	0.000	0.000	8,076.208
Balanced Fund - 1.75% series contract	9.920	0.000	0.091	9.829
Balanced Fund - 1.70% series contract	899.446	480.960	198.161	1,182.245
Balanced Fund - 1.65% series contract *	1,505.094	98.288	1.752	1,601.630
Balanced Fund - 1.65% series contract	16,945.631	1,193.227	2,418.791	15,720.067
Balanced Fund - 1.55% series contract	10.320	0.000	0.091	10.229
Balanced Fund - 1.40% series contract	49,564.197	13,632.631	6,398.904	56,797.924
Balanced Fund - 1.25% series contract	4,005.178	21,988.094	10,882.362	15,110.910
Balanced Fund - 1.00% series contract	9.920	157.771	65.917	101.774
Capital Appreciation Fund - 2.00% series contract	0.000	2,784.905	20.290	2,764.615
Capital Appreciation Fund - 1.95% series contract	189.435	13,227.095	2,676.048	10,740.482
Capital Appreciation Fund - 1.80% series contract **	0.000	3.484	0.000	3.484
Capital Appreciation Fund - 1.80% series contract	0.000	229.355	1.399	227.956
Capital Appreciation Fund - 1.75% series contract	620.612	15,186.174	2,820.808	12,985.978
Capital Appreciation Fund - 1.70% series contract	171.434	380.035	2.584	548.885
Capital Appreciation Fund - 1.65% series contract *	9.840	2,990.475	1,704.504	1,295.811
Capital Appreciation Fund - 1.65% series contract	9,944.816	1,937.374	6,663.771	5,218.419
Capital Appreciation Fund - 1.55% series contract	1,446.749	7,149.893	4,436.122	4,160.520
Capital Appreciation Fund - 1.50% series contract **	0.000	373.687	0.000	373.687
Capital Appreciation Fund - 1.50% series contract	59.238	1.282	2.844	57.676
Capital Appreciation Fund - 1.45% series contract	770.310	1,258.986	48.293	1,981.003
Capital Appreciation Fund - 1.40% series contract	36,652.495	18,145.778	8,120.685	46,677.588
Capital Appreciation Fund - 1.25% series contract	13,713.681	84,413.394	12,152.703	85,974.372
Capital Appreciation Fund - 1.00% series contract	699.373	8,866.613	1,224.635	8,341.351
Capital Appreciation Fund - 0.50% series contract	0.000	5.176	5.176	0.000
Global Securities Fund - 1.80% series contract	324.137	165.594	148.334	341.397
Global Securities Fund - 1.75% series contract	894.981	614.449	0.912	1,508.518
Global Securities Fund - 1.70% series contract	832.394	0.476	75.420	757.450
Global Securities Fund - 1.65% series contract *	1,812.357	157.395	141.274	1,828.478
Global Securities Fund - 1.65% series contract	7,473.749	984.978	1,967.877	6,490.850
Global Securities Fund - 1.55% series contract	2,079.739	136.674	1,577.152	639.261
Global Securities Fund - 1.40% series contract	53,864.050	16,666.293	9,031.069	61,499.274
Global Securities Fund - 1.25% series contract	6,301.082	20,625.878	2,412.445	24,514.515
Global Securities Fund - 1.00% series contract	9.890	863.665	530.404	343.151
Main Street Fund - 1.80% series contract	141.676	226.359	184.017	184.018
Main Street Fund - 1.75% series contract	9.890	0.000	0.090	9.800
Main Street Fund - 1.70% series contract	14.913	0.000	0.000	14.913
Main Street Fund - 1.65% series contract *	9.890	0.000	0.090	9.800
Main Street Fund - 1.65% series contract	6,495.047	3,118.616	4,809.327	4,804.336
Main Street Fund - 1.55% series contract	10.290	0.000	0.090	10.200
Main Street Fund - 1.45% series contract	71.855	30.004	0.181	101.678
Main Street Fund - 1.40% series contract	66,250.322	22,387.797	10,334.066	78,304.053
Main Street Fund - 1.25% series contract	1,351.808	18,883.508	8,074.984	12,160.332
Main Street Fund - 1.00% series contract	9.890	834.094	664.488	179.496
Main Street Small Cap Fund - 2.00% series contract	0.000	480.865	3.496	477.369
Main Street Small Cap Fund - 1.95% series contract	0.000	2,371.852	339.462	2,032.390
Main Street Small Cap Fund - 1.80% series contract	4,776.710	1,106.925	0.000	5,883.635
Main Street Small Cap Fund - 1.75% series contract	9.820	2,582.331	322.404	2,269.747
Main Street Small Cap Fund - 1.70% series contract	1,365.000	78.823	67.152	1,376.671
Main Street Small Cap Fund - 1.65% series contract *	456.089	0.000	0.444	455.645
Main Street Small Cap Fund - 1.65% series contract	5,995.583	987.741	1,651.119	5,332.205
Main Street Small Cap Fund - 1.55% series contract	658.483	285.520	94.492	849.511
Main Street Small Cap Fund - 1.45% series contract	47.880	21.464	0.123	69.221
Main Street Small Cap Fund - 1.40% series contract	76,652.274	20,128.718	7,648.249	89,132.743
Main Street Small Cap Fund - 1.25% series contract	2,989.344	18,917.473	8,586.355	13,320.462
Main Street Small Cap Fund - 1.00% series contract	9.820	3,909.586	561.297	3,358.109
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 2.00% series contract	0.000	1,986.740	14.345	1,972.395
High Yield Portfolio - 1.95% series contract	0.000	5,109.921	648.082	4,461.839
High Yield Portfolio - 1.80% series contract	0.000	1,478.091	553.897	924.194
High Yield Portfolio - 1.75% series contract	9.990	7,375.455	1,374.965	6,010.480
High Yield Portfolio - 1.70% series contract	1,842.121	875.755	360.801	2,357.075
High Yield Portfolio - 1.65% series contract *	9.990	3,738.180	3,274.844	473.326
High Yield Portfolio - 1.65% series contract	13,491.955	9,848.597	17,235.706	6,104.846
High Yield Portfolio - 1.55% series contract	579.104	256.569	57.973	777.700
High Yield Portfolio - 1.45% series contract	50.332	17.632	0.121	67.843
High Yield Portfolio - 1.40% series contract	33,550.286	14,895.363	9,889.139	38,556.510
High Yield Portfolio - 1.25% series contract	2,904.924	27,158.062	14,201.730	15,861.256
High Yield Portfolio - 1.00% series contract	9.990	769.606	456.011	323.585

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
PIMCO Variable Insurance Trust — Administrative Class:
Real Return Portfolio - 1.95% series contract	418.479	1,624.908	963.496	1,079.891
Real Return Portfolio - 1.80% series contract **	0.000	2.829	0.000	2.829
Real Return Portfolio - 1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio - 1.75% series contract	6,289.774	14,708.458	1,126.429	19,871.803
Real Return Portfolio - 1.70% series contract	4,205.294	614.497	307.751	4,512.040
Real Return Portfolio - 1.65% series contract *	361.814	2,771.959	1,563.733	1,570.040
Real Return Portfolio - 1.65% series contract	79,548.267	6,121.450	10,649.939	75,019.778
Real Return Portfolio - 1.55% series contract	14,844.627	16,038.978	2,433.145	28,450.460
Real Return Portfolio - 1.50% series contract **	0.000	163.909	0.000	163.909
Real Return Portfolio - 1.50% series contract	522.992	15.947	6.826	532.113
Real Return Portfolio - 1.45% series contract	298.859	2,352.967	36.489	2,615.337
Real Return Portfolio - 1.40% series contract	184,263.092	40,597.791	61,197.021	163,663.862
Real Return Portfolio - 1.25% series contract	15,263.322	71,225.241	12,620.447	73,868.116
Real Return Portfolio - 1.00% series contract	911.453	6,494.401	246.764	7,159.090
Real Return Portfolio - 0.50% series contract	0.000	1.632	1.632	0.000
Total Return Portfolio - 2.00% series contract	0.000	1,315.387	9.486	1,305.901
Total Return Portfolio - 1.95% series contract	837.388	6,128.152	2,356.944	4,608.596
Total Return Portfolio - 1.80% series contract **	0.000	5.207	0.000	5.207
Total Return Portfolio - 1.80% series contract	2,433.940	119.271	238.713	2,314.498
Total Return Portfolio - 1.75% series contract	6,347.701	23,087.128	2,861.771	26,573.058
Total Return Portfolio - 1.70% series contract	3,469.823	1,287.322	2,767.470	1,989.675
Total Return Portfolio - 1.65% series contract *	7,633.555	25,980.120	15,933.888	17,679.787
Total Return Portfolio - 1.65% series contract	30,377.569	11,852.585	15,336.151	26,894.003
Total Return Portfolio - 1.55% series contract	600.021	16,610.858	2,797.553	14,413.326
Total Return Portfolio - 1.50% series contract **	0.000	1,594.423	0.234	1,594.189
Total Return Portfolio - 1.50% series contract	39.671	11.923	4.181	47.413
Total Return Portfolio - 1.45% series contract	1,179.435	5,671.817	85.584	6,765.668
Total Return Portfolio - 1.40% series contract	207,805.401	78,225.403	103,437.944	182,592.860
Total Return Portfolio - 1.25% series contract	20,011.358	175,106.461	37,467.436	157,650.383
Total Return Portfolio - 1.00% series contract	1,255.794	12,288.009	778.616	12,765.187
Total Return Portfolio - 0.50% series contract	0.000	5.079	5.079	0.000
Rydex Variable Trust:
All-Cap Opportunity Fund - 1.70% series contract	2,189.749	277.160	252.152	2,214.757
All-Cap Opportunity Fund - 1.65% series contract	2,822.878	1,903.943	1,066.622	3,660.199
All-Cap Opportunity Fund - 1.40% series contract	47,768.171	11,679.143	9,521.604	49,925.710
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	0.000	1,337.142	9.676	1,327.466
Core Plus Fixed Income Portfolio - 1.95% series contract	0.000	3,055.005	380.406	2,674.599
Core Plus Fixed Income Portfolio - 1.75% series contract	650.314	5,077.518	928.461	4,799.371
Core Plus Fixed Income Portfolio - 1.70% series contract	841.556	318.382	194.442	965.496
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.980	0.000	0.091	9.889
Core Plus Fixed Income Portfolio - 1.65% series contract	46,812.038	20.215	11,191.152	35,641.101
Core Plus Fixed Income Portfolio - 1.55% series contract	10.380	0.000	0.091	10.289
Core Plus Fixed Income Portfolio - 1.40% series contract	35,029.732	4,215.363	2,124.086	37,121.009
Core Plus Fixed Income Portfolio - 1.25% series contract	27.744	470.743	70.825	427.662
Core Plus Fixed Income Portfolio - 1.00% series contract	9.980	616.110	313.877	312.213
Mid Cap Growth Portfolio - 1.80% series contract	0.000	1,038.880	532.060	506.820
Mid Cap Growth Portfolio - 1.75% series contract	9.830	1,094.085	1,094.173	9.742
Mid Cap Growth Portfolio - 1.70% series contract	68.369	1,737.315	882.467	923.217
Mid Cap Growth Portfolio - 1.65% series contract *	9.830	0.000	0.089	9.741
Mid Cap Growth Portfolio - 1.65% series contract	1,870.075	2,250.703	0.303	4,120.475
Mid Cap Growth Portfolio - 1.55% series contract	585.237	31.723	0.557	616.403
Mid Cap Growth Portfolio - 1.50% series contract	0.000	179.330	13.841	165.489
Mid Cap Growth Portfolio - 1.45% series contract	4.973	65.968	0.272	70.669
Mid Cap Growth Portfolio - 1.40% series contract	8,167.493	6,099.862	4,793.652	9,473.703
Mid Cap Growth Portfolio - 1.25% series contract	4,166.732	15,555.524	3,685.035	16,037.221
Mid Cap Growth Portfolio - 1.00% series contract	94.971	3,089.885	517.366	2,667.490
Mid Cap Growth Portfolio - 0.50% series contract	0.000	21.937	21.937	0.000
U.S. Mid Cap Value Portfolio - 1.80% series contract	0.000	682.458	348.286	334.172
U.S. Mid Cap Value Portfolio - 1.75% series contract	176.695	1,926.118	694.804	1,408.009
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,309.814	1,298.136	609.887	1,998.063
U.S. Mid Cap Value Portfolio - 1.65% series contract *	9.880	4,620.227	2,901.956	1,728.151
U.S. Mid Cap Value Portfolio - 1.65% series contract	7,351.631	5,486.694	1,461.905	11,376.420
U.S. Mid Cap Value Portfolio - 1.55% series contract	923.992	1,327.830	1,538.156	713.666
U.S. Mid Cap Value Portfolio - 1.50% series contract	0.000	308.584	0.394	308.190
U.S. Mid Cap Value Portfolio - 1.45% series contract	242.485	361.601	20.952	583.134
U.S. Mid Cap Value Portfolio - 1.40% series contract	82,839.831	29,156.147	28,988.211	83,007.767
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,347.705	17,894.128	1,138.020	21,103.813
U.S. Mid Cap Value Portfolio - 1.00% series contract	57.017	2,809.441	877.281	1,989.177
U.S. Real Estate Portfolio - 1.80% series contract	289.785	42.840	96.937	235.688
U.S. Real Estate Portfolio - 1.70% series contract	2,089.793	633.108	346.022	2,376.879
U.S. Real Estate Portfolio - 1.65% series contract	12,161.340	5,902.562	6,211.342	11,852.560
U.S. Real Estate Portfolio - 1.40% series contract	160,213.596	39,728.621	56,960.003	142,982.214

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Value Portfolio - 2.00% series contract	0.000	2,203.886	16.025	2,187.861
Value Portfolio - 1.95% series contract	0.000	10,831.736	3,549.491	7,282.245
Value Portfolio - 1.80% series contract	738.945	1,203.671	1,288.874	653.742
Value Portfolio - 1.75% series contract	9.760	12,857.153	3,640.417	9,226.496
Value Portfolio - 1.70% series contract	1,641.563	536.623	271.726	1,906.460
Value Portfolio - 1.65% series contract *	9.759	0.000	0.088	9.671
Value Portfolio - 1.65% series contract	7,091.124	7,203.255	3,826.550	10,467.829
Value Portfolio - 1.55% series contract	692.685	99.119	755.498	36.306
Value Portfolio - 1.45% series contract	75.470	33.842	0.194	109.118
Value Portfolio - 1.40% series contract	114,491.029	35,909.784	28,813.237	121,587.576
Value Portfolio - 1.25% series contract	1,536.694	716.360	9.257	2,243.797
Value Portfolio - 1.00% series contract	9.760	1,279.789	737.415	552.134
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.920	0.000	0.089	9.831
2015 ETF Fund - 1.70% series contract	1,582.817	418.760	169.925	1,831.652
2015 ETF Fund - 1.65% series contract *	9.920	0.000	0.089	9.831
2015 ETF Fund - 1.65% series contract	1,602.255	894.302	404.957	2,091.600
2015 ETF Fund - 1.55% series contract	10.310	1,425.263	0.090	1,435.483
2015 ETF Fund - 1.40% series contract	10,551.710	3,239.841	215.338	13,576.213
2015 ETF Fund - 1.25% series contract	464.978	273.513	99.401	639.090
2015 ETF Fund - 1.00% series contract	9.920	5,081.086	0.120	5,090.886
2025 ETF Fund - 1.75% series contract	9.900	0.000	0.090	9.810
2025 ETF Fund - 1.70% series contract	237.819	168.760	0.000	406.579
2025 ETF Fund - 1.65% series contract *	9.900	0.000	0.090	9.810
2025 ETF Fund - 1.65% series contract	9.583	0.000	0.302	9.281
2025 ETF Fund - 1.55% series contract	10.290	0.000	0.090	10.200
2025 ETF Fund - 1.40% series contract	5,436.769	1,191.481	12.244	6,616.006
2025 ETF Fund - 1.25% series contract	121.107	1,732.731	264.173	1,589.665
2025 ETF Fund - 1.00% series contract	9.900	415.745	157.994	267.651
2025 ETF Fund - 0.50% series contract	0.000	19.223	19.223	0.000
2035 ETF Fund - 1.75% series contract	9.880	0.000	0.089	9.791
2035 ETF Fund - 1.65% series contract *	9.880	0.000	0.089	9.791
2035 ETF Fund - 1.65% series contract	20.745	0.000	0.654	20.091
2035 ETF Fund - 1.55% series contract	10.270	0.000	0.089	10.181
2035 ETF Fund - 1.40% series contract	8,503.697	2,481.571	211.474	10,773.794
2035 ETF Fund - 1.25% series contract	158.307	2,195.723	562.052	1,791.978
2035 ETF Fund - 1.00% series contract	31.512	393.277	2.671	422.118
2035 ETF Fund - 0.50% series contract	0.000	20.550	20.550	0.000

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2010				Year Ended December 31, 2010
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	59	$6.470723	$6.609293	$388	3.06%	1.00%	1.80%	2.42%	3.26%
American Century Variable Portfolios — Class I:
Vista Fund	134	8.277643	8.447685	1,459	0.00%	1.00%	1.75%	21.72%	22.65%
American Century Variable Portfolios — Class II:
Large Company Value Fund	78	8.379646	8.551779	731	1.40%	1.00%	1.75%	8.86%	9.69%
Mid Cap Value Fund	64	11.323945	11.556464	830	2.09%	1.00%	1.75%	16.90%	17.79%
Ultra Fund	17	10.162319	10.320486	180	0.30%	1.40%	1.65%	13.91%	14.20%
Calamos Advisors Trust:
Growth and Income Portfolio	170	10.779388	11.000721	1,813	1.97%	1.00%	1.75%	9.64%	10.48%
Davis Variable Account Fund, Inc.:
Value Portfolio	439	8.666676	8.893019	3,835	1.61%	1.00%	1.95%	10.57%	11.64%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	82	10.126186	10.334125	1,003	0.61%	1.00%	1.75%	12.54%	13.40%
Stock Index Fund, Inc.	1,081	9.047928	9.292102	12,924	1.57%	1.00%	2.00%	12.25%	13.39%
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	34	13.617148	13.958169	475	0.00%	1.40%	1.80%	27.60%	28.11%
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	22	9.917702	10.185373	211	0.64%	1.00%	2.00%	24.41%	25.68%
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	3,644	0.962210	0.987722	3,657	0.02%	1.00%	1.95%	-1.99%	-1.00%
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	52	13.291456	13.751185	718	1.87%	1.40%	1.80%	12.98%	13.43%
DWS Variable Series II — Class A:
Global Thematic VIP	4	8.400455	8.573022	34	0.65%	1.00%	1.75%	11.67%	12.52%
DWS Variable Series II — Class B:
Dreman Small Mid Cap Value VIP (*)	1	10.861584	10.917154	8	0.00%	1.00%	1.75%	8.62%	9.17%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	993	9.784589	10.080308	9,832	0.74%	0.75%	1.85%	9.57%	10.79%
Ibbotson Conservative ETF Asset Allocation Portfolio	301	10.255725	10.466234	3,121	1.30%	1.00%	1.75%	4.52%	5.32%
Ibbotson Growth ETF Asset Allocation Portfolio	2,013	9.513007	9.708368	19,242	0.72%	1.00%	1.75%	11.87%	12.72%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	585	10.041865	10.248024	5,939	0.53%	1.00%	1.75%	6.97%	7.79%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund	8	15.751718	15.952883	130	0.89%	1.00%	1.75%	25.98%	26.94%
Franklin U.S. Government Fund	131	10.832468	11.115070	1,442	3.20%	1.00%	1.95%	3.23%	4.23%
Mutual Global Discovery Securities Fund	23	13.059139	13.226029	299	1.58%	1.00%	1.75%	10.00%	10.84%
Mutual Shares Securities Fund	107	8.897999	9.138067	967	1.44%	1.00%	2.00%	8.97%	10.08%
Templeton Foreign Securities Fund	66	8.936391	9.005516	600	1.63%	1.00%	1.80%	6.46%	7.32%
Templeton Global Bond Securities Fund	45	12.602330	12.774265	572	0.95%	1.00%	1.80%	12.39%	13.30%
Invesco Variable Insurance Funds — Series I Shares:
Core Equity Fund	36	10.643531	10.848006	395	0.96%	1.40%	1.80%	7.59%	8.02%
Financial Services Fund	28	6.384090	6.549059	181	0.10%	1.40%	1.70%	8.44%	8.77%
Global Health Care Fund	58	13.674634	14.027646	815	0.00%	1.40%	1.70%	3.50%	3.82%
Small Cap Equity Fund	101	10.652494	10.880488	1,046	0.00%	1.00%	1.80%	26.23%	27.25%
Van Kampen U.S. Mid Cap Value Portfolio	150	9.944060	10.212394	2,489	0.93%	1.00%	2.00%	19.80%	21.02%
Van Kampen Value Portfolio	164	9.831655	10.096975	2,395	1.42%	1.00%	2.00%	13.43%	14.59%
Invesco Variable Insurance Funds — Series II Shares:
Capital Development Fund	190	9.312514	9.555680	2,179	0.00%	1.00%	1.95%	16.16%	17.29%
Global Real Estate Fund	128	8.060636	8.233218	1,045	5.43%	1.00%	1.80%	15.13%	16.07%
Government Securities Fund	84	12.137272	12.450523	1,041	4.39%	1.40%	1.70%	3.32%	3.63%
International Growth Fund	60	9.069558	9.314225	554	1.83%	1.00%	2.00%	10.36%	11.48%
Mid Cap Core Equity Fund	62	10.164508	10.438767	871	0.33%	1.00%	2.00%	11.50%	12.64%
Utilities Fund	80	15.300605	15.614793	1,241	3.22%	1.40%	1.70%	4.21%	4.52%
Janus Aspen Series — Service Shares:
Balanced Portfolio	302	15.720479	11.052679	4,206	2.61%	1.00%	1.80%	6.17%	7.04%
Enterprise Portfolio	61	9.708680	9.970796	888	0.00%	1.00%	2.00%	23.01%	24.27%
Janus Portfolio	172	9.402980	9.656721	2,151	0.37%	1.00%	2.00%	11.97%	13.12%
Overseas Portfolio	619	9.989001	10.258563	8,742	0.55%	1.00%	2.00%	22.52%	23.77%
Worldwide Portfolio	13	12.516371	12.839573	165	0.47%	1.40%	1.70%	13.56%	13.90%
Morgan Stanley — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	84	10.330062	10.608601	982	5.85%	1.00%	2.00%	5.00%	6.07%
Mid Cap Growth Portfolio	81	11.797164	11.372385	933	0.00%	1.00%	1.80%	29.94%	30.99%
U.S. Real Estate Portfolio	151	21.365561	22.104864	3,323	2.16%	1.40%	1.80%	27.63%	28.15%
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio	141	9.667942	9.866519	1,998	0.32%	1.00%	1.75%	16.86%	17.75%
Small-Cap Growth Portfolio	20	11.638908	11.939400	239	0.00%	1.40%	1.70%	17.58%	17.94%
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	105	11.052216	7.816423	1,127	1.12%	1.00%	1.80%	10.65%	11.55%
Capital Appreciation Fund	256	8.488664	8.717787	2,471	0.00%	1.00%	2.00%	6.96%	8.05%
Global Securities Fund	120	18.821424	9.884958	1,858	1.10%	1.00%	1.80%	13.62%	14.55%
Main Street Fund	132	9.169411	9.416867	1,372	0.75%	1.00%	2.00%	13.51%	14.67%
Main Street Small Cap Fund	141	10.537658	10.822114	2,378	0.38%	1.00%	2.00%	20.60%	21.82%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	89	11.467345	11.776522	1,319	7.42%	1.00%	2.00%	12.22%	13.36%
Real Return Portfolio	442	10.939102	11.224463	5,865	1.44%	1.00%	1.95%	6.00%	7.03%
Total Return Portfolio	721	11.820199	12.138890	9,432	2.59%	1.00%	2.00%	5.96%	7.04%
Rydex Variable Trust:
Rydex|SGI U.S. Long Short Momentum Fund	58	14.794413	15.176287	872	0.00%	1.40%	1.70%	9.32%	9.65%
Wilshire Variable Insurance Trust:
2015 ETF Fund	26	10.077834	10.284702	253	0.71%	1.00%	1.75%	9.58%	10.42%
2025 ETF Fund	14	9.683884	9.882687	132	0.74%	1.00%	1.75%	9.94%	10.78%
2035 ETF Fund	16	9.266038	9.456316	142	0.61%	1.00%	1.75%	10.68%	11.53%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Note: Year ended unless otherwise noted.
(*)	Period from May 1, 2010 (commencement of operations) to December 31, 2010.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2009				Year Ended December 31, 2009
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	36	$9.893130	$10.042331	$366	1.96%	1.40%	1.80%	25.99%	26.50%
Financial Services Fund	29	5.887127	6.020905	175	3.41%	1.40%	1.70%	25.26%	25.64%
Global Health Care Fund	60	13.112901	13.511580	814	0.33%	1.40%	1.80%	25.38%	25.89%
Small Cap Equity Fund	87	7.797068	8.550168	707	0.21%	1.00%	1.80%	19.10%	20.07%
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	136	8.016716	8.147189	1,458	0.00%	1.00%	1.95%	39.22%	40.57%
Global Real Estate Fund	65	6.979837	7.093527	460	0.00%	1.00%	1.95%	28.54%	29.79%
Government Securities Fund	104	11.747773	12.014345	1,233	3.98%	1.40%	1.70%	-1.96%	-1.66%
International Growth Fund	41	8.218273	8.354808	337	2.28%	1.00%	2.00%	33.03%**	33.56%
Mid Cap Core Equity Fund	52	9.115804	9.267259	675	1.18%	1.00%	2.00%	24.74%**	28.56%
Utilities Fund	83	14.682867	14.938860	1,242	4.33%	1.40%	1.70%	12.66%	13.00%
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio	37	6.319785	6.400844	234	1.71%	1.00%	1.75%	32.01%	33.02%
American Century Variable Portfolios — Class I:
Vista Fund	110	9.840471	6.887900	1,006	0.00%	1.00%	1.80%	20.27%	21.25%
American Century Variable Portfolios — Class II:
Large Company Value Fund	60	7.697617	7.796256	527	4.45%	1.00%	1.75%	17.81%	18.71%
Mid Cap Value Fund	48	9.687193	9.811271	540	3.22%	1.00%	1.75%	27.53%	28.50%
Ultra Fund	16	8.921347	9.037277	141	0.16%	1.40%	1.65%	32.30%	32.64%
Calamos Advisors Trust:
Growth and Income Portfolio	144	9.831745	9.957634	1,389	2.53%	1.00%	1.75%	36.98%	38.03%
Davis Variable Account Fund, Inc.:
Value Portfolio	275	7.838409	7.966007	2,159	1.28%	1.00%	1.95%	28.60%	29.84%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	54	8.997699	9.112949	621	0.59%	1.00%	1.75%	31.11%	32.11%
Stock Index Fund, Inc.	906	8.060648	8.194625	10,130	1.66%	1.00%	2.00%	27.61%**	24.78%
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	31	10.727576	10.895130	337	0.46%	1.40%	1.70%	54.99%	55.46%
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	9	8.001784	8.104363	70	0.63%	1.00%	1.75%	32.96%	33.97%
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	2,217	0.981785	0.997746	2,284	0.13%	1.00%	1.95%	-1.84%	-0.88%
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	51	11.764922	12.122559	620	2.14%	1.40%	1.80%	20.03%	20.52%
DWS Variable Series II — Class A:
Global Thematic VIP	2	7.522745	7.619166	17	0.88%	1.00%	1.75%	41.31%	42.39%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	797	8.930171	9.098203	7,163	0.97%	0.75%	1.85%	17.31%	18.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	258	9.812406	9.937960	2,553	0.85%	1.00%	1.75%	6.37%	7.19%
Ibbotson Growth ETF Asset Allocation Portfolio	1,693	8.503536	8.612471	14,406	1.02%	1.00%	1.75%	22.47%	23.40%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	494	9.387505	9.507678	4,670	1.04%	1.00%	1.75%	11.31%	12.16%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Small Cap Value Securities Fund (*)	2	12.503298	12.567145	19	0.10%	1.00%	1.75%	25.03%**	25.67%
Franklin U.S. Government Fund	74	10.493454	10.663899	781	3.25%	1.00%	1.95%	1.09%	2.06%
Mutual Global Discovery Securities Fund (*)	7	11.871802	11.932491	85	0.45%	1.00%	1.75%	18.72%**	19.32%
Mutual Shares Securities Fund	91	8.165325	8.300977	746	1.61%	1.00%	2.00%	24.46%**	24.79%
Templeton Foreign Securities Fund	46	8.284897	8.391002	387	2.37%	1.00%	1.75%	34.65%	35.67%
Templeton Global Bond Securities Fund (*)	10	11.216863	11.274241	112	0.35%	1.00%	1.75%	12.17%**	12.74%
Janus Aspen Series — Service Shares:
Balanced Portfolio	244	14.806427	10.325953	3,350	2.83%	1.00%	1.80%	23.32%	24.33%
Enterprise Portfolio	62	7.892488	8.023770	757	0.00%	1.00%	2.00%	29.78%**	43.00%
Janus Portfolio	175	8.397398	8.536954	1,959	0.33%	1.00%	2.00%	28.57%**	34.65%
Overseas Portfolio	473	8.152962	8.288537	5,673	0.41%	1.00%	2.00%	44.23%**	77.28%
Worldwide Portfolio	14	11.021983	11.272269	153	1.22%	1.40%	1.70%	35.07%	35.48%
Neuberger Berman Advisers Management Trust — Class S:
Guardian Portfolio	147	13.422253	8.379171	1,846	1.19%	1.00%	1.80%	27.17%	28.21%
Small-Cap Growth Portfolio	19	9.898718	10.123469	193	0.00%	1.40%	1.70%	20.67%	21.04%
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	99	9.988388	7.007018	953	0.00%	1.00%	1.80%	19.41%	20.38%
Capital Appreciation Fund	181	7.936138	8.068067	1,688	0.00%	1.00%	2.00%	29.75%**	42.71%
Global Securities Fund	98	16.564900	8.629610	1,424	1.72%	1.00%	1.80%	36.85%	37.96%
Main Street Fund	96	9.377848	8.212236	899	1.45%	1.00%	1.80%	25.69%	26.72%
Main Street Small Cap Fund	125	8.738019	8.883329	1,785	0.56%	1.00%	2.00%	25.34%**	35.51%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	78	10.218999	10.388554	1,113	9.46%	1.00%	2.00%	29.88%**	39.03%
Real Return Portfolio	380	10.319650	10.487255	4,913	3.00%	1.00%	1.95%	16.09%	17.21%
Total Return Portfolio	457	11.155822	11.340888	5,827	5.02%	1.00%	2.00%	8.19%**	12.93%
Rydex Variable Trust:
All-Cap Opportunity Fund	56	13.533244	13.840415	771	0.09%	1.40%	1.70%	25.13%	25.51%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	83	9.837953	10.001181	930	9.09%	1.00%	2.00%	6.45%**	8.55%
Mid Cap Growth Portfolio	35	9.079173	8.681640	307	0.00%	1.00%	1.80%	54.82%	56.08%
U.S. Mid Cap Value Portfolio	125	16.392156	8.438627	1,863	1.12%	1.00%	1.80%	36.70%	37.81%
U.S. Real Estate Portfolio	157	16.740693	17.249879	2,711	2.72%	1.40%	1.80%	26.04%	26.56%
Value Portfolio	156	8.667418	8.811471	2,015	3.20%	1.00%	2.00%	31.20%**	29.69%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	9.196467	9.314180	221	3.96%	1.00%	1.75%	18.26%	19.16%
2025 ETF Fund	9	8.808543	8.921314	76	2.44%	1.00%	1.75%	18.35%	19.26%
2035 ETF Fund	13	8.371790	8.479013	103	1.26%	1.00%	1.75%	18.77%	19.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Note: Year ended unless otherwise noted.
(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.

(**)	Return data from May 1, 2009 (commencement of operations) to December 31, 2009.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2008				Year Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	32	$7.852466	$7.938572	$251	2.12%	1.40%	1.80%	-31.40%		-31.12%
Financial Services Fund	23	4.699865	4.792030	112	2.86%	1.40%	1.70%	-60.14%		-60.02%
Global Health Care Fund	66	10.458720	10.733033	707	0.00%	1.40%	1.80%	-29.91%		-29.62%
Small Cap Equity Fund	63	6.546427	7.120692	421	0.00%	1.00%	1.80%	-32.55%		-28.79	%*
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	72	5.758201	5.795762	661	0.00%	1.00%	1.95%	-42.42	%*	-42.04	%*
Global Real Estate Fund (**)	16	5.429994	5.465460	87	10.88%	1.00%	1.95%	-45.70	%*	-45.35	%*
Government Securities Fund	139	11.904572	12.216679	1,677	5.16%	1.40%	1.80%	9.96%		10.41%
International Growth Fund (**)	0	6.223396	6.255352	1	0.93%	1.00%	1.75%	-37.77	%*	-37.45	%*
Mid Cap Core Equity Fund	30	7.171892	7.208720	351	1.45%	1.00%	1.75%	-28.28	%*	-27.91	%*
Utilities Fund	84	13.033041	13.219963	1,104	2.13%	1.40%	1.70%	-33.66%		-33.46%
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
International Value Portfolio (**)	6	4.787477	4.812121	27	0.00%	1.00%	1.75%	-52.13	%*	-51.88	%*
American Century Variable Portfolios — Class I:
Vista Fund	76	8.182309	5.680969	602	0.00%	1.00%	1.80%	-49.55%		-43.19	%*
American Century Variable Portfolios — Class II:
Large Company Value Fund	49	6.533709	6.567284	376	2.32%	1.00%	1.75%	-34.66	%*	-34.33	%*
Mid Cap Value Fund	25	9.475791	7.635021	238	0.06%	1.00%	1.80%	-25.87%		-23.65	%*
Ultra Fund	14	6.743089	6.813422	96	0.00%	1.40%	1.65%	-42.61%		-42.47%
Calamos Advisors Trust:
Growth and Income Portfolio	158	6.960236	7.214261	1,111	1.71%	1.00%	1.80%	-32.97%		-27.86	%*
Davis Variable Account Fund, Inc.:
Value Portfolio	77	6.095247	6.135020	461	2.23%	1.00%	1.95%	-39.05	%*	-38.65	%*
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	47	6.862957	6.898203	421	0.44%	1.00%	1.75%	-31.37	%*	-31.02	%*
Stock Index Fund, Inc.	617	6.524462	6.567000	5,996	1.70%	1.00%	1.95%	-34.76	%*	-34.33	%*
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	24	6.921463	7.008211	170	0.00%	1.40%	1.70%	-42.19%		-42.01%
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio	4	6.018251	6.049206	24	0.55%	1.00%	1.75%	-39.82	%*	-39.51	%*
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	2,140	1.000203	1.006613	2,253	1.75%	1.00%	1.95%	0.02	%*	0.66	%*
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	48	9.801722	10.058744	476	1.71%	1.40%	1.80%	-30.99%		-30.71%
DWS Variable Series II — Class A:
Global Thematic VIP (**)	1	5.323694	5.351076	3	0.00%	1.00%	1.75%	-46.76	%*	-46.49	%*
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	357	7.617803	7.669871	2,720	0.16%	0.75%	1.75%	-23.82	%*	-23.30	%*
Ibbotson Conservative ETF Asset Allocation Portfolio	101	9.507629	9.271650	941	0.00%	1.00%	1.80%	-7.73%		-7.28	%*
Ibbotson Growth ETF Asset Allocation Portfolio	523	6.943526	6.979180	3,593	0.20%	1.00%	1.75%	-30.56	%*	-30.21	%*
Ibbotson Income and Growth ETF Asset Allocation Portfolio	143	8.433410	8.476642	1,211	0.00%	1.00%	1.75%	-15.67	%*	-15.23	%*
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin U.S. Government Fund (**)	10	10.380789	10.448171	105	0.05%	1.00%	1.95%	3.81	%*	4.48	%*
Mutual Shares Securities Fund (**)	29	6.618078	6.652059	190	0.10%	1.00%	1.75%	-33.82	%*	-33.48	%*
Templeton Foreign Securities Fund	36	6.153120	6.184704	228	3.41%	1.00%	1.75%	-38.47	%*	-38.15	%*
Janus Aspen Series — Service Shares:
Balanced Portfolio	179	12.006206	8.305469	2,150	2.47%	1.00%	1.80%	-17.58%		-16.95	%*
International Growth Portfolio	215	4.644991	4.675330	1,845	2.53%	1.00%	1.95%	-53.55	%*	-53.25	%*
Large Cap Growth Portfolio	74	6.307491	6.339912	648	0.65%	1.00%	1.75%	-36.93	%*	-36.60	%*
Mid Cap Growth Portfolio	33	12.235497	5.611013	325	0.07%	1.00%	1.80%	-44.87%		-43.89	%*
Worldwide Growth Portfolio	14	8.160287	8.320213	113	1.01%	1.40%	1.70%	-45.75%		-45.58%
Neuberger Berman Advisors Management Trust — Class S:
Guardian Portfolio	98	10.554314	6.535544	1,030	0.00%	1.00%	1.80%	-38.50%		-34.64	%*
Small-Cap Growth Portfolio	20	8.203333	8.364074	166	0.74%	1.40%	1.70%	-40.51%		-40.33%
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	81	8.364761	5.820592	676	2.86%	1.00%	1.80%	-44.64%		-41.79	%*
Capital Appreciation Fund	64	5.616786	5.653452	509	0.00%	1.00%	1.95%	-43.83	%*	-43.47	%*
Global Securities Fund	74	12.104769	6.255104	844	1.24%	1.00%	1.80%	-41.41%		-37.45	%*
Main Street Fund	74	7.461033	6.480853	562	1.25%	1.00%	1.80%	-39.74%		-35.19	%*
Main Street Small Cap Fund	93	11.273235	6.555295	1,052	0.28%	1.00%	1.80%	-39.13%		-34.45	%*
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	52	7.434006	7.472104	618	8.44%	1.00%	1.75%	-25.66	%*	-25.28	%*
Real Return Portfolio	309	8.889573	8.947331	3,655	4.12%	1.00%	1.95%	-11.10	%*	-10.53	%*
Total Return Portfolio	282	9.977449	10.042223	3,511	5.31%	1.00%	1.95%	-0.23	%*	0.42	%*
Rydex Variable Trust:
Sector Rotation Fund	53	10.815258	11.027126	581	0.00%	1.40%	1.70%	-41.75%		-41.57%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	83	9.166620	9.213551	873	8.31%	1.00%	1.75%	-8.33	%*	-7.86	%*
Mid Cap Growth Portfolio	15	5.533710	5.562187	87	1.15%	1.00%	1.75%	-44.66	%*	-44.38	%*
U.S. Mid Cap Value Portfolio	97	6.091834	6.123166	1,159	0.72%	1.00%	1.75%	-39.08	%*	-38.77	%*
U.S. Real Estate Portfolio	175	13.281890	13.630311	2,379	3.10%	1.40%	1.80%	-39.02%		-38.77%
Value Portfolio	126	10.257999	6.794399	1,319	2.38%	1.00%	1.80%	-37.01%		-32.06	%*
Wilshire Variable Insurance Trust:
2015 Moderate Fund	14	7.776667	7.816555	106	2.34%	1.00%	1.75%	-22.23	%*	-21.83	%*
2025 Moderate Fund	6	7.442562	7.480747	41	2.49%	1.00%	1.75%	-25.57	%*	-25.19	%*
2035 Moderate Fund	9	7.048757	7.084940	57	1.91%	1.00%	1.75%	-29.51	%*	-29.15	%*

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Note: Year ended unless otherwise noted.
(*)	Return data from May 1, 2008 (commencement of operations) to December 31, 2008.

(**)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Year Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Core Equity Fund	36	$11.447537	$11.525903	$414	1.24%	1.40%	1.80%	6.16%	6.60%
Financial Services Fund	21	11.790535	11.984818	247	1.90%	1.40%	1.70%	-23.55%	-23.31%
Global Health Care Fund	87	14.921861	15.250844	1,327	0.00%	1.40%	1.80%	9.83%	10.28%
Small Cap Equity Fund (**)	43	9.705946	9.732791	414	0.08%	1.40%	1.80%	-2.94%	-2.67%
AIM Variable Insurance Funds — Series II Shares:
Capital Development Fund	75	18.552248	18.961204	1,421	0.00%	1.40%	1.80%	8.55%	8.99%
Government Securities Fund	45	10.885526	11.064895	494	4.39%	1.40%	1.70%	4.29%	4.61%
Mid Cap Core Equity Fund	26	17.043674	17.324473	456	0.06%	1.40%	1.70%	7.42%	7.75%
Utilities Fund	114	19.573671	19.867972	2,254	2.22%	1.40%	1.80%	18.15%	18.63%
American Century Variable Portfolios — Class I:
Vista Fund	64	16.219699	16.424171	1,043	0.00%	1.40%	1.80%	37.25%	37.81%
American Century Variable Portfolios — Class II:
Large Company Value Fund	74	12.297133	12.393735	921	0.26%	1.40%	1.65%	-2.98%	-2.74%
Mid Cap Value Fund	23	12.843559	12.944432	291	0.59%	1.40%	1.65%	-4.04%	-3.80%
Ultra Fund	6	11.750498	11.842813	72	0.00%	1.40%	1.65%	18.84%	19.14%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	19	10.390856	10.412111	201	0.90%	1.40%	1.70%	3.91%	4.12%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	10	9.915583	9.935864	101	2.13%	1.40%	1.70%	-0.84%	-0.64%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	41	13.886525	14.115350	575	0.26%	1.40%	1.70%	5.66%	5.98%
Stock Index Fund, Inc.	731	15.704157	16.050344	11,725	1.58%	1.40%	1.80%	3.09%	3.51%
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	22	11.972196	12.085181	272	0.00%	1.40%	1.70%	12.76%	13.11%
Dreyfus Investment Portfolios — Service Shares:
MidCap Stock Portfolio (*)	1	9.282133	9.297957	13	0.00%	1.40%	1.65%	-7.18%	-7.02%
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	300	1.040491	1.062268	317	4.24%	1.40%	1.80%	2.89%	3.24%
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	51	14.203655	14.516747	739	1.37%	1.40%	1.80%	4.92%	5.35%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	31	10.073382	10.093988	317	0.00%	1.40%	1.70%	0.73%	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	7	10.310689	10.331779	69	0.00%	1.40%	1.70%	3.11%	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	34	9.974504	9.994910	339	0.00%	1.40%	1.70%	-0.25%	-0.05%
Ibbotson Income and Growth ETF Asset Allocation Portfolio (*)	12	10.172244	10.193054	119	0.00%	1.40%	1.70%	1.72%	1.93%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Templeton Foreign Securities Fund (*)	42	10.654555	10.683643	445	0.01%	1.40%	1.80%	6.55%	6.84%
Janus Aspen Series — Service Shares:
Balanced Portfolio	174	14.566355	14.887467	2,583	2.35%	1.40%	1.80%	8.29%	8.73%
International Growth Portfolio	105	24.479230	24.787670	2,589	0.48%	1.40%	1.80%	25.70%	26.22%
Large Cap Growth Portfolio	45	15.746602	16.093765	723	0.62%	1.40%	1.80%	12.72%	13.18%
Mid Cap Growth Portfolio	23	22.195241	22.684432	526	0.07%	1.40%	1.80%	19.54%	20.03%
Worldwide Growth Portfolio	14	15.042227	15.290105	210	0.59%	1.40%	1.70%	7.50%	7.82%
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	18	13.788830	14.016051	248	0.00%	1.40%	1.70%	-1.20%	-0.90%
Guardian Portfolio	49	17.160312	17.538603	857	0.29%	1.40%	1.80%	5.20%	5.63%
Oppenheimer Variable Account Funds — Service Shares:
Balanced Fund	74	15.108425	15.441489	1,135	2.33%	1.40%	1.80%	1.61%	2.03%
Capital Appreciation Fund	47	16.049263	16.403071	759	0.01%	1.40%	1.80%	11.80%	12.26%
Global Securities Fund	66	20.660063	21.115403	1,386	1.06%	1.40%	1.80%	4.16%	4.59%
Main Street Fund	64	12.380440	12.536531	804	0.68%	1.40%	1.80%	2.27%	2.69%
Main Street Small Cap Fund	85	18.518740	18.926901	1,604	0.15%	1.40%	1.80%	-3.18%	-2.78%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	68	15.787991	16.136017	1,093	7.20%	1.40%	1.80%	1.64%	2.06%
Real Return Portfolio	267	13.144768	13.434606	3,573	4.54%	1.40%	1.80%	8.66%	9.11%
Total Return Portfolio	257	12.177148	12.445605	3,187	3.35%	1.40%	1.80%	6.79%	7.23%
Rydex Variable Trust:
Sector Rotation Fund	64	18.566282	18.872120	1,212	0.00%	1.40%	1.70%	20.65%	21.02%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41	11.688802	11.946516	494	3.78%	1.40%	1.80%	3.54%	3.97%
Mid Cap Growth Portfolio (*)	12	11.226671	11.249638	135	0.00%	1.40%	1.70%	12.27%	12.50%
U.S. Mid Cap Value Portfolio	143	20.800124	21.258576	3,034	0.71%	1.40%	1.80%	5.89%	6.33%
U.S. Real Estate Portfolio	311	21.780726	22.260722	6,903	1.40%	1.40%	1.80%	-18.57%	-18.24%
Value Portfolio	259	16.286261	16.645229	4,292	2.38%	1.40%	1.80%	-4.82%	-4.43%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	7	9.987179	10.007599	72	0.86%	1.40%	1.70%	-0.13%	0.08%
2025 Moderate Fund (*)	4	9.950280	9.970642	43	0.61%	1.40%	1.70%	-0.50%	-0.29%
2035 Moderate Fund (*)	5	9.904116	9.921001	48	0.07%	1.40%	1.65%	-0.96%	-0.79%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Note: Year ended unless otherwise noted.
(*)	Period from May 01, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from April 30, 2007 (commencement of operations) to December 31, 2007.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio(1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund (*)	30	$10.783238	$10.812798	$329	1.06%	1.40%	1.80%	7.83%	8.13%
Financial Services Fund	19	15.421877	15.628052	299	1.90%	1.40%	1.70%	14.47%	14.82%
Global Health Care Fund	91	13.586178	13.829114	1,257	0.00%	1.40%	1.80%	3.35%	3.76%
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	63	17.091462	17.397009	1,097	0.00%	1.40%	1.80%	14.17%	14.63%
Government Securities Fund	31	10.437538	10.577119	323	4.07%	1.40%	1.70%	1.53%	1.84%
Mid Cap Core Equity Fund	22	15.866901	16.079023	354	0.83%	1.40%	1.70%	9.10%	9.43%
Utilities Fund	94	16.567229	16.747843	1,568	5.35%	1.40%	1.80%	23.00%	23.50%
American Century Variable Portfolios — Class I:
Vista Fund	38	11.818046	11.918299	451	0.00%	1.40%	1.80%	7.05%	7.48%
American Century Variable Portfolios — Class II:
Large Company Value Fund	30	12.675321	12.742340	382	0.01%	1.40%	1.65%	17.81%	18.11%
Mid Cap Value Fund	17	13.384899	13.455651	227	0.57%	1.40%	1.65%	18.25%	18.55%
Ultra Fund	6	9.887850	9.940157	56	0.00%	1.40%	1.65%	-4.98%	-4.74%
Dreyfus Variable Investment Funds — Initial Shares:
Money Market Portfolio	197	1.015829	1.028959	202	6.29%	1.40%	1.70%	2.80%	3.07%
Dreyfus Variable Investment Funds — Service Shares:
Appreciation Portfolio	51	13.537833	13.779847	699	1.30%	1.40%	1.80%	14.12%	14.58%
Dreyfus Investment Porfolios — Initial Shares:
Technology Growth Portfolio	17	10.616963	10.684409	183	0.00%	1.40%	1.70%	2.54%	2.85%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	33	13.143017	13.318763	442	0.00%	1.40%	1.70%	7.11%	7.44%
Stock Index Fund, Inc.	640	15.233256	15.505594	9,909	1.34%	1.40%	1.80%	13.14%	13.60%
Janus Aspen Series — Service Shares:
Balanced Portfolio	165	13.451049	13.691550	2,248	1.96%	1.40%	1.80%	8.43%	8.87%
International Growth Portfolio	48	19.473934	19.638980	939	2.10%	1.40%	1.80%	44.00%	44.58%
Large Cap Growth Portfolio	37	14.031747	14.219388	524	0.30%	1.40%	1.70%	9.25%	9.58%
Mid Cap Growth Portfolio	15	18.567217	18.899114	286	0.00%	1.40%	1.80%	11.27%	11.72%
Worldwide Growth Portfolio	14	13.993415	14.180534	195	1.58%	1.40%	1.70%	15.94%	16.29%
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	15	13.956819	14.143428	217	0.00%	1.40%	1.70%	3.47%	3.78%
Guardian Portfolio	40	16.311990	16.603619	671	0.79%	1.40%	1.80%	10.99%	11.44%
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	43	14.355500	14.612162	624	0.20%	1.40%	1.80%	5.75%	6.18%
Global Securities Fund	60	19.834686	20.189203	1,213	0.72%	1.40%	1.80%	15.26%	15.73%
Main Street Fund	41	12.106004	12.208666	494	0.87%	1.40%	1.80%	12.70%	13.16%
Main Street Small Cap Fund	67	19.126318	19.468156	1,292	0.02%	1.40%	1.80%	12.60%	13.06%
Balanced Fund	69	14.868562	15.134385	1,035	1.78%	1.40%	1.80%	8.87%	9.31%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	72	15.533337	15.811034	1,129	6.58%	1.40%	1.80%	7.15%	7.58%
Real Return Portfolio	340	12.096736	12.313079	4,181	4.04%	1.40%	1.80%	-1.09%	-0.69%
Total Return Portfolio	122	11.402411	11.606305	1,407	4.37%	1.40%	1.80%	1.99%	2.40%
Rydex Variable Trust:
Sector Rotation Fund	32	15.388692	15.594396	503	0.00%	1.40%	1.70%	9.50%	9.83%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41	11.288643	11.490517	475	4.51%	1.40%	1.80%	1.87%	2.28%
U.S. Mid Cap Value Portfolio	131	19.642628	19.993732	2,620	0.37%	1.40%	1.80%	18.53%	19.01%
U.S. Real Estate Portfolio	318	26.748592	27.226536	8,636	1.12%	1.40%	1.80%	35.57%	36.12%
Value Portfolio	199	17.111139	17.416985	3,465	1.68%	1.40%	1.80%	14.79%	15.26%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Note: Year ended unless otherwise noted.
(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2010, 2009 and 2008
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2010 and 2009, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.
As discussed in Note B to the financial statements, in connection with implementing new accounting standards in 2009, the Company changed its method of accounting for other-than-temporary impairments of investments in fixed maturity securities.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 22, 2011

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands, except share data)

	December 31
	2010	2009
ASSETS
Invested assets:
Fixed maturities:
Available for sale — at fair value (amortized cost - $1,706,987 and $1,407,932)	$1,794,999	$1,416,179

Equity securities — at fair value
Common stocks (cost - $2,893 and $3,438)	9,346	6,718
Perpetual preferred stocks (cost — $4,000 and $3,000)	4,089	2,910
Policy loans	59,116	54,983
Cash and cash equivalents	15,549	112,018

Total cash and investments	1,883,099	1,592,808

Accrued investment income	20,447	16,610
Unamortized insurance acquisition costs, net	169,134	206,081
Current federal income tax receivable	—	1,995
Other assets	11,909	10,908
Variable annuity assets (separate accounts)	615,750	548,798

Total assets	$2,700,339	$2,377,200

LIABILITIES
Annuity benefits accumulated	$1,777,684	$1,583,033
Current federal income tax payable	2,204	—
Deferred federal income tax liability	54,348	33,457
Other liabilities	1,362	3,582
Variable annuity liabilities (separate accounts)	615,750	548,798

Total liabilities	2,451,348	2,168,870

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	40,677	24,047
Accumulated other comprehensive income, net of tax	28,905	4,874

Total stockholder’s equity	248,991	208,330

Total liabilities and stockholder’s equity	$2,700,339	$2,377,200

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2010	2009	2008
Revenues:
Net investment income	$102,077	$86,583	$69,072
Realized gains (losses) on securities (*)	199	(7,318)	(22,808)
Annuity policy charges	14,585	11,849	13,682
Other income	1,260	883	1,074

Total revenues	118,121	91,997	61,020

Costs and expenses:
Annuity benefits	49,811	48,436	41,587
Insurance acquisition expenses, net	27,363	14,883	28,790
Other operating and general expenses	15,681	12,163	13,298

Total costs and expenses	92,855	75,482	83,675

Operating earnings (loss) before income taxes	25,266	16,515	(22,655)
Provision for income tax expense (benefit)	8,636	4,345	(9,504)

Net earnings (loss)	$16,630	$12,170	$(13,151)

(*) Consists of the following:
Realized gains (losses) before impairments	$3,630	$2,533	$(6,584)

Losses on securities with impairment	(1,827)	(27,216)	(16,224)
Non-credit portion of impairment recognized in other comprehensive income (loss)	(1,604)	17,365	—

Impairment charges recognized in earnings	(3,431)	(9,851)	(16,224)

Total realized gains (losses) on securities	$199	$(7,318)	$(22,808)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2010	2009	2008
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$176,909	$141,909	$105,550
Capital contribution from parent — cash	—	35,000	32,000
Capital contribution from parent — non-cash	—	—	4,359

Balance at end of year	$176,909	$176,909	$141,909

Retained Earnings:
Balance at beginning of year	$24,047	$10,676	$23,827
Net earnings (loss)	16,630	12,170	(13,151)
Cumulative effect of accounting change	—	1,201	—

Balance at end of year	$40,677	$24,047	$10,676

Accumulated other comprehensive income (loss), net:
Balance at beginning of year	$4,874	$(57,548)	$(4,550)
Cumulative effect of accounting change	—	(1,201)	—
Change in net unrealized gains (losses) on securities, net of tax	24,031	63,623	(52,998)

Balance at end of year	$28,905	$4,874	$(57,548)

Comprehensive Income (Loss):
Net earnings (loss)	$16,630	$12,170	$(13,151)
Change in net unrealized gains (losses) during the year	24,031	63,623	(52,998)

Comprehensive income (loss)	$40,661	$75,793	$(66,149)

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2010	2009	2008
Operating Activities:
Net earnings (loss)	$16,630	$12,170	$(13,151)
Adjustments:
Benefits to annuity policyholders	49,811	48,436	41,587
Amortization of insurance acquisition costs	23,665	12,196	26,406
Depreciation and amortization	(7,496)	(9,078)	(3,519)
Realized (gains) losses on investments, net	(199)	7,318	22,808
Increase in insurance acquisition costs	(28,850)	(34,120)	(33,853)
Increase in accrued investment income	(3,837)	(3,832)	(923)
Increase (decrease) in payable to affiliates, net	12,151	5,131	(3,690)
Decrease in other liabilities	(2,053)	(6,545)	(1,565)
Decrease (increase) in other assets	4,984	(1,838)	(5,948)
Other, net	(251)	(202)	11

Net cash provided by operating activities	64,555	29,636	28,163

Investing Activities:
Purchases of:
Fixed maturities	(464,963)	(475,372)	(465,974)
Equity securities	(1,000)	—	(5,058)
Proceeds from:
Maturities and redemptions of fixed maturity investments	117,247	99,562	70,208
Sales of fixed maturities	53,390	126,851	146,065
Sales of equity securities	1,653	—	7,705
Increase in policy loans, net	(4,133)	(4,329)	(11,966)

Net cash used in investing activities	(297,806)	(253,288)	(259,020)

Financing Activities:
Annuity receipts	351,865	422,449	418,334
Annuity surrenders, benefits, and withdrawals	(222,360)	(197,513)	(229,732)
Net transfers from (to) variable annuity assets	7,277	(9,673)	45,868
Capital contribution from parent	—	35,000	32,000

Net cash provided by financing activities	136,782	250,263	266,470

Net (decrease) increase in cash and cash equivalents	(96,469)	26,611	35,613
Beginning cash and cash equivalents	112,018	85,407	49,794

Ending cash and cash equivalents	$15,549	$112,018	$85,407

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2010.
New accounting guidance adopted by AILIC on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values will be required beginning in 2011.
INVESTMENTS
Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in AILIC’s Balance Sheet. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Policy loans are carried at the aggregate unpaid balance. Cash equivalents are carried at cost.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)
In 2009, AILIC adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then an entity may separate other-than-temporary impairments into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are required to be shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is required to reduce the amortized cost of that security to fair value. AILIC adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $1.2 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note D — “Investments.”
DERIVATIVES
Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.
DPAC (principally commissions, policy issuance and sales expenses) related to the production of new business are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuities is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses).
DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income (loss) in AILIC’s Balance Sheet.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES (CONTINUED)
New accounting guidance issued in October 2010 specifies that a cost must be directly related to the successful acquisition of an insurance contract to qualify for deferral. The guidance is effective for periods ending after December 31, 2011, with retrospective application permitted, but not required. The Company expects that this guidance will result in fewer acquisition costs being capitalized and is currently assessing the method and impact of adoption.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
BENEFIT PLANS
AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
C. FAIR VALUE MEASUREMENTS
Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.
Level 3 — Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value at December 31 are summarized below (in thousands):

2010	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$7,610	$6,790	$—	$14,400
States, municipalities and political subdivisions	—	115,649	—	115,649
Residential MBS	—	302,384	39,081	341,465
Commercial MBS	—	276,003	—	276,003
All other corporate	—	1,028,459	19,023	1,047,482
Equity securities:
Common stocks	9,346	—	—	9,346
Perpetual preferred stocks	4,089	—	—	4,089
Separate account assets (a)	—	615,750	—	615,750
Other assets (equity index call options)	—	10,292	—	10,292

Total assets accounted for at fair value	$21,045	$2,355,327	$58,104	$2,434,476

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$21,977	$21,977

	$—	$—	$21,977	$21,977

(a)	Separate account liabilities equal the fair value for separate account assets.

2009	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for sale	$7,673	$1,336,664	$71,842	$1,416,179
Equity securities:
Common stocks	6,718	—	—	6,718
Perpetual preferred stocks	2,910	—	—	2,910
Separate account assets (a)	—	548,798	—	548,798
Other assets (equity index call options)	—	8,563	—	8,563

Total assets accounted for at fair value	$17,301	$1,894,025	$71,842	$1,983,168

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,528	$16,528

	$—	$—	$16,528	$16,528

(a)	Separate account liabilities equal the fair value for separate account assets.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
During 2010, there were no significant transfers between Level 1 and Level 2. Less than 3% of the December 31, 2010 total assets measured at fair value were Level 3 assets. Approximately 67% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt securities whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.

		Total
		realized/unrealized
		gains (losses)
		included in
			Other	Purchases,
	Balance at	Net	comp.	sales,	Transfer	Transfer	Balance at
	December 31,	earnings	income	issuances and	into	out of	December 31,
	2009	(loss)	(loss)	settlements	Level 3	Level 3	2010

Fixed maturities available for sale:
Residential MBS	$55,365	$790	$3,675	$1,444	$4,396	$(26,589)	$39,081
All other corporate	16,477	448	965	2,368	1,545	(2,780)	19,023
Embedded derivatives	16,528	1,405	—	4,044	—	—	21,977

		Total
		realized/unrealized
		gains (losses)
		included in
			Other	Purchases,
	Balance at	Net	comp.	sales,	Transfer	Transfer	Balance at
	December 31,	earnings	income	issuances and	into	out of	December 31,
	2008	(loss)	(loss)	settlements	Level 3	Level 3	2009

Fixed maturities available for sale	$38,663	$2,321	$4,960	$38,687	$7,063	$(19,852)	$71,842
Embedded derivatives	13,000	4,138	—	(610)	—	—	16,528

		Total
		realized/unrealized
		gains (losses)
		included in
			Other	Purchases,
	Balance at	Net	comp.	sales,	Transfer	Transfer	Balance at
	December 31,	earnings	income	issuances and	into	out of	December 31,
	2007	(loss)	(loss)	settlements	Level 3	Level 3	2008

Fixed maturities available for sale	$5,064	$(417)	$(7,265)	$35,817	$5,464	$—	$38,663
Embedded derivatives	12,959	(7,841)	—	7,882	—	—	13,000

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents the carrying values and estimated fair values of the Company’s financial instruments at December 31 (in thousands):

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$1,794,999	$1,794,999	$1,416,179	$1,416,179
Equity securities and perpetual preferred stocks	13,435	13,435	9,628	9,628
Policy loans	59,116	59,116	54,983	54,983
Cash and cash equivalents	15,549	15,549	112,018	112,018
Other assets — equity index call options	10,292	10,292	8,563	8,563
Variable annuity assets (separate accounts)	615,750	615,750	548,798	548,798

Liabilities
Annuity benefits accumulated*	$1,749,841	$1,632,357	$1,561,108	$1,392,928
Annuity benefits accumulated — indexed annuities	21,977	21,977	16,528	16,528
Variable annuity liabilities (separate accounts)	615,750	615,750	548,798	548,798

*	Excludes life contingent annuities in the payout phase.
The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. The fair value of annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2010
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Fixed Maturities:
U.S. Government and government agencies	$13,603	$14,400	$846	$(49)
States, municipalities and political subdivisions	116,070	115,649	1,802	(2,223)
Residential MBS	337,288	341,465	17,990	(13,813)
Commercial MBS	254,782	276,003	21,299	(78)
All other corporate	985,244	1,047,482	67,073	(4,835)

	$1,706,987	$1,794,999	$109,010	$(20,998)

Common stocks	$2,893	$9,346	$6,453	$—

Perpetual preferred stocks	$4,000	$4,089	$89	$—

	2009
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Fixed Maturities:
U.S. Government and government agencies	$12,145	$13,034	$889	$—
States, municipalities and political subdivisions	26,357	26,234	473	(596)
Residential MBS	331,327	307,097	6,665	(30,895)
Commercial MBS	192,892	193,221	3,485	(3,156)
All other corporate	845,211	876,593	40,808	(9,426)

	$1,407,932	$1,416,179	$52,320	$(44,073)

Common stocks	$3,438	$6,718	$3,280	$—

Perpetual preferred stock	$3,000	$2,910	$—	$(90)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income (loss). Such charges taken for securities still owned at December 31, 2010 and 2009, respectively were $28.3 million and $32.0 million for residential MBS and $0.3 million and $0.6 million for commercial MBS.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010 and 2009.

	2010
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Fixed Maturities:
U.S. Government and government agencies	$49	$1,792	$—	$—
States, municipalities and political subdivisions	2,223	64,150	—	—
Residential MBS	982	36,896	12,831	53,413
Commercial MBS	78	8,091	—	—
All other corporate	2,922	111,916	1,913	19,852

Total fixed maturities	$6,254	$222,845	$14,744	$73,265

	2009
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Fixed Maturities:
U.S. Government and government agencies	$—	$—	$—	$—
States, municipalities and political subdivisions	371	10,703	225	2,639
Residential MBS	2,568	37,503	28,327	125,582
Commercial MBS	104	24,972	3,052	58,937
All other corporate	1,661	90,713	7,765	90,642

Total fixed maturities	$4,704	$163,891	$39,369	$277,800

Perpetual preferred stock	$—	$—	$90	$2,910

At December 31, 2010, the gross unrealized losses on fixed maturities of $21.0 million relate to approximately 322 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 57% of the gross unrealized loss and 83% of the fair value.
At December 31, 2010, gross unrealized losses on AILIC’s residential MBS represented 66% of the total gross unrealized loss on fixed maturity securities. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (156 securities), approximately 42% of the unrealized losses and 52% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS securities for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2010, AILIC recorded in earnings $6.8 million and $0.4 million in other-than-temporary impairment charges related to its residential and commercial MBS, respectively.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Management concluded that no additional charges for other-than-temporary impairment were required based on many factors, including AILIC’s ability and intent to hold the investments for a period of time sufficient to allow for anticipated recovery of its amortized cost, the length of time and the extent to which fair value has been below cost, analysis of historical and projected company-specific financial data, the outlook for industry sectors, and credit ratings.
The following table is a progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income (loss) (in millions).

	2010	2009

Balance at January 1	$9.3	$1.2
Additional credit impairments on:
Previously impaired securities	6.0	3.1
Securities without prior impairments	1.2	5.1
Reductions — disposals	—	(0.1)

Balance at December 31	$16.5	$9.3

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2010 (in thousands). Securities with sinking funds and other securities that pay down principal over time are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately four years at December 31, 2010.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$27,819	$28,186	2%
After one year through five years	474,935	514,103	29
After five years through ten years	496,728	520,083	29
After ten years	115,435	115,159	6

Subtotal	$1,114,917	$1,177,531	66

MBS	592,070	617,468	34

Total	$1,706,987	$1,794,999	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
At December 31, 2010, U.S. Treasury Notes with a carrying value of $7.6 million were on deposit as required by the insurance departments of various states.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized gain on securities that is included in accumulated other comprehensive income in AILIC’s Balance Sheet.

	2010
	Pre-tax	Deferred Tax	Net
Unrealized gain on:
Fixed maturities	$88,012	$(30,804)	$57,208
Equity securities	6,542	(2,290)	4,252
Deferred policy acquisition costs	(49,965)	17,488	(32,477)
Annuity benefits accumulated	(119)	41	(78)

	$44,470	$(15,565)	$28,905

	2009
	Pre-tax	Deferred Tax	Net
Unrealized gain on:
Fixed maturities	$8,247	$(2,887)	$5,360
Equity securities	3,190	(1,117)	2,073
Deferred policy acquisition costs	(3,914)	1,370	(2,544)
Annuity benefits accumulated	(24)	9	(15)

	$7,499	$(2,625)	$4,874

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total

2010
Realized before impairments	$4,233	$1,072	$(1,675)	$(1,271)	$2,359
Realized — impairments	(7,207)	—	3,776	1,201	(2,230)
Change in unrealized	79,765	3,352	(46,146)	(12,940)	24,031

2009
Realized before impairments	$3,943	$—	$(1,408)	$(887)	$1,648
Realized — impairments	(15,082)	(71)	5,300	3,448	(6,405)
Change in unrealized	172,212	4,920	(79,251)	(34,258)	63,623

2008
Realized before impairments	$(8,044)	$(1,610)	$3,070	$2,304	$(4,280)
Realized — impairments	(13,398)	(7,939)	5,113	5,678	(10,546)
Change in unrealized	(155,679)	2,404	71,740	28,537	(52,998)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2010	2009	2008
Fixed maturities:
Gross gains	$5,213	$6,586	$2,491
Gross losses	(980)	(2,643)	(10,535)

Equity securities:
Gross gains	1,072	—	373
Gross losses	—	—	(1,983)
Net investment income by investment type consisted of the following (in thousands):

	2010	2009	2008
Fixed maturities	$98,322	$84,269	$65,002
Equity securities	297	292	301
Short-term investments	12	90	806
Cash on hand and on deposit	—	1	70
Policy loans	3,859	3,591	3,077
Other	47	178	321

Gross investment income	102,537	88,421	69,577
Investment expenses	(460)	(1,838)	(505)

Net investment income	$102,077	$86,583	$69,072

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.3 million in 2010, $1.1 million in 2009, and $0.4 million in 2008.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. DERIVATIVES
As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.
The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2010		December 31, 2009
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$21,977	$—	$16,528
Equity index call options	Other assets	10,292	—	8,563	—

		$10,292	$21,977	$8,563	$16,528

AILIC’s indexed annuities, which represent 30% of annuity benefits accumulated at December 31, 2010, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.
The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2010 and 2009 (in thousands):

	Statement of
Derivative	Earnings Line	2010	2009
Indexed annuities (embedded derivatives)	Annuity benefits	$(1,405)	$(4,138)
Equity index call options	Annuity benefits	6,330	3,580

		$4,925	$(558)

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
F. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2010	2009
Deferred policy acquisition costs (“DPAC”)	$190,704	$183,640
Policyholder sales inducements	28,395	26,355
Unrealized DPAC adjustment	(49,965)	(3,914)

Unamortized insurance acquisition costs, net	$169,134	$206,081

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized gains on securities had actually been realized (see Note B to the Financial Statements).
During 2010, 2009 and 2008, the Company capitalized $5.6 million, $7.1 million and $8.1 million, respectively, relating to sales inducements offered to annuity policyholders. Amortization of sales inducements was $3.6 million, $0.7 million and $0.8 million in these periods, respectively.
G. STOCKHOLDER’S EQUITY
Net income (loss) and capital and surplus on a statutory basis of the Company were as follows (in thousands):

			Capital and
Net Income (Loss)			Surplus
2010	2009	2008	2010	2009

$13,558	$1,253	$(21,859)	$142,012	$129,596
The maximum amount of dividends that can be paid to stockholder’s in 2011 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2011 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. STOCKHOLDER’S EQUITY (CONTINUED)
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive income (loss), net, included the following for the year ended December 31 (in thousands):

	2010
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$37,170	$(13,010)	$24,160
Realized gains on securities included in earnings	(199)	70	(129)

Change in net unrealized gains on marketable securities	$36,971	$(12,940)	$24,031

	2009
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$90,563	$(31,697)	$58,866
Realized losses on securities included in earnings	7,318	(2,561)	4,757

Change in net unrealized gains on marketable securities	$97,881	$(34,258)	$63,623

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities included in earnings	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

H. FEDERAL INCOME TAXES
The following is a reconciliation of income taxes at the statutory rate of 35% and income taxes as shown in the Statement of Earnings (in thousands):

	2010		2009		2008
		Effective		Effective		Effective
	Amount	Rate	Amount	Rate	Amount	Rate
Provision computed at federal rate of 35%	$8,843	35%	$5,780	35%	$(7,929)	35%
Dividends received deduction	(1,367)	(5%)	(1,330)	(8%)	(1,310)	6%
Investment differences	1,123	4%	—	—	—	—
Other	37	—	(105)	(1%)	(265)	1%

Provision for income tax expense (benefit)	$8,636	34%	$4,345	26%	$(9,504)	42%

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. FEDERAL INCOME TAXES (CONTINUED)
The total provision for income tax expense (benefit) consists of (in thousands):

	2010	2009	2008
Federal taxes:
Current	$685	$1,068	$(8,763)
Deferred	7,951	3,277	(741)

Provision for income tax expense (benefit)	$8,636	$4,345	$(9,504)

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet in “Deferred federal income tax liability,” were as follows (in thousands):

	December 31
	2010	2009

Deferred tax assets:
Policyholder liabilities	$35,265	$34,597
Investment securities	978	5,071
Other, net	1,659	2,998

	37,902	42,666

Deferred tax liabilities:
Unamortized insurance acquisition costs	(76,685)	(73,498)
Unrealized gains	(15,565)	(2,625)

Net deferred tax liability	$(54,348)	$(33,457)

In 2010, AILIC recorded a liability for uncertain tax positions of $1.9 million, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, the recording of this liability resulted in an offsetting reduction in AILIC’s deferred federal income tax liability. Accordingly, the ultimate resolution of this item will not impact AILIC’s annual effective tax rate but could accelerate the payment of taxes.
As of December 31, 2010, AILIC’s 2008 through 2010 tax years remain subject to examination by the Internal Revenue Service.
Cash receipts for income taxes, net of payments, were $3.5 million, $0.8 million and $5.8 million in 2010, 2009 and 2008, respectively.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
I. ADDITIONAL INFORMATION
At December 31, 2010, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $52.2 million, compared to $85.0 million at December 31, 2009. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.6 million GAAP reserve at December 31, 2010 compared to a $1.0 million GAAP reserve at December 31, 2009. Death benefits paid in excess of the variable annuity account balances were $0.5 million, $0.9 million and $0.3 million for 2010, 2009 and 2008, respectively. The weighted average age of these policyholders was 53 years old at December 31, 2010.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2010, 2009 and 2008, AILIC paid $1.4 million, $2.1 million and $2.7 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2010, 2009 and 2008, AILIC paid $23.2 million, $16.4 million and $17.4 million, respectively, for services to affiliates.
AILIC expensed approximately $0.6 million in 2010, $0.5 million in 2009 and $0.6 million in 2008 for its retirement and employee savings plans.

23

PART C
Other Information

Note:	This Part C contains information related to TotalGroup group variable annuity contract (File No. 333-148940) and Annuity Investors Variable Account C.

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements
All required Financial Statements are included in Part A or B of this Registration Statement.
(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors®, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors®, Inc., and another broker-dealer. 4/

(4)	Contract Forms, Endorsements and Riders.
(a)	Form of Master Contract for Group Flexible Premium Deferred Variable Annuity (G2012108NW). 10/

(b)	Form of Certificate under Group Flexible Premium Deferred Variable Annuity Master Contract (C2012208NW). 9/

(c)	Form of Extended Care Waiver Rider to Master Contract (R6021108NW). 9/

(d)	Form of Extended Care Waiver Rider to Certificate (R6021208NW). 9/

(e)	Form of Terminal Illness Rider to Master Contract (R6020108NW). 9/

(f)	Form of Terminal Illness Rider to Certificate (R602028NW). 9/

(g)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Master Contract (R2012508NW). 9/

(h)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Certificate (R2012608NW). 9/

1

(i)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Master Contract (R2012708NW). 9/

(j)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Certificate (R2012808NW). 9/

(k)	Form of IRA Endorsement to Master Contract (IRA/SEP-IRA) (E6006902NW). 9/

(l)	Form of IRA Endorsement to Certificate (IRA/SEP-IRA) (E6006602NW). 9/

(m)	Form of Roth IRA Endorsement to Master Contract (E6007002NW). 9/

(n)	Form of Roth IRA Endorsement to Certificate (E6007102NW). 9/

(o)	Form of SIMPLE IRA Endorsement to Master Contract (E6007202NW). 9/

(p)	Form of SIMPLE IRA Endorsement to Certificate (E6007302NW). 9/

(q)	Form of Tax Sheltered Annuity Endorsement to Master Contract (TSA 403(b), No Employer Plan, and Employer Plan TSA) (E6007405NW). 9/

(r)	Form of Tax Sheltered Annuity Endorsement to Certificate (TSA 403(b), No Employer Plan, and Employer Plan TSA) (E6007505NW). 9/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Master Contract (401 Pension or Profit Sharing) (E6007605NW). 9/

(t)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate (401 Pension or Profit Sharing) (E6007705NW). 9/

(u)	Form of Section 457 Governmental Plan Endorsement to Master Contract (E6007805NW). 9/

(v)	Form of Section 457 Governmental Plan Endorsement to Certificate (E6007905NW). 9/

(w)	Form of Employer Plan Endorsement to Master Contract (Employer Plan TSA, 401 Pension or Profit Sharing, and Section 457 Governmental Plan) (EGPLAN (Rev. 2/98)-3). 9/

(x)	Form of Employer Plan Endorsement to Certificate (Employer Plan TSA, 401 Pension or Profit Sharing, and Section 457 Governmental Plan) (ECPLAN (Rev. 2/98)-3). 9/

(y)	Form of Loan Endorsement to Master Contract (TSA 403(b), No Employer Plan, Employer Plan TSA, 401Pension or Profit Sharing, and Section 457 Governmental Plan) (E2008403NW). 9/

2

(z)	Form of Loan Endorsement to Certificate (TSA 403(b), No Employer Plan, Employer Plan TSA, 401Pension or Profit Sharing, and Section 457 Governmental Plan) (E2008503NW). 9/

(5)	Applications

(a)	Form of Master Contract Application (A2012308NW). 9/

(b)	Form of Certificate Application (A2012408NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/
(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/
(7)	Not Applicable.

(8)	Other Material Contracts.
(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/
(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 11/

3

(iv)	AIM Variable Insurance Funds: Amendment effective April 30, 2010, to Participation Agreement. 14/

(e)	AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(f)	AIM: Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors®, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AllianceBernstein Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors®, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(j)	AllianceBernstein: Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/
(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/
(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/
(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13/
(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

4

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/
(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/
(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/
(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/
(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/
(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/
(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/
(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

5

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/
(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/
(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 11/

(x)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 11/
(i)	DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 13/
(y)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)	FIVIT Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/
(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/
(aa)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors®, Inc. 8/

6

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/
(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/
(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/
(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/
(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/
(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)	Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

7

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(ll)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(mm)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(nn)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(oo)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(pp)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(qq)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(rr)	PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 14/

(ss)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(tt)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

8

(uu)	Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(vv)	Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(ww)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(xx)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(yy)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. **/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. **/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996.

1933 Act File No. 333-19725, 1940 Act File No. 811-08017

9

2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997.

1933 Act File No. 333-19725, 1940 Act File No. 811-08017

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998.

1933 Act File No. 333-51955, 1940 Act File No. 811-08017

4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002.

1933 Act File No. 333-88300, 1940 Act File No. 811-21095,

5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005.

1933 Act File No. 333-88302, 1940 Act File No. 811-21095

6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005.

1933 Act File No. 033-65409, 1940 Act File No. 811-07299

7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006.

1933 Act File No. 333-19725, 1940 Act File No. 811-08017

8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007.

1933 Act File No. 333-19725, 1940 Act File No. 811-08017

9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008.

1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2009.

1933 Act File No. 333-148940 (TotalGroup), 1940 Act File No. 811-21095

11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009.

1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095

12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095

13/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C on or about April 28, 2010.

1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

10

14/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 15, 2011. 1933 Act File No. 033-59861, 1940 Act File No. 811-07299

**	Filed herewith.

##	To be filed by amendment.

11

Item 25.	Directors and Officers of Annuity Investors Life Insurance Company
The principal business address of each director and officer of Annuity Investors Life Insurance Company is 250 East Fifth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer — Operations & Treasurer
Mark Francis Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
Mathew Dutkiewicz	Senior Vice President
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Catherine A. Crume	Vice President
James L. Henderson	Vice President
Dale Herr	Vice President
Brian Sponaugle	Vice President
Richard Crago	Assistant Vice President & Appointed Actuary
William T. Gaynor, Jr.	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	Assistant Vice President
Rebecca J. Schriml	Assistant Vice President
William C. Ellis	Assistant Treasurer
Thomas E. Mischell	Assistant Treasurer

Item 26.	Persons Controlled by or Under Common Control with the Depositor and Registrant
The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).
Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.
A chart that indicates the persons controlled by or under common control with the Company was filed with Post-Effective Amendment No. 20 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861; 1940 Act File No. 811-07299 on or about April 20, 2011, and is hereby incorporated by reference.

Item 27.	Number of Contract Owners
As of February 28, 2011, there was 1 Individual Contract Owner of which 1 was qualified and 0 were non-qualified.
As of February 28, 2011, there were 409 Participants (Certificate Owners) in 55 Group Contracts.

12

Item 28.	Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29.	Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (the “1940 Act”). It is also the underwriter and distributor of Annuity Investors Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors®, Inc. is 301 East Fourt Street, Cincinnati, Ohio 45202.

13

Name	Position with Great American Advisors®, Inc.
James Lee Henderson	President and Director
Mark Francis Muething	Vice President & Secretary and Director
Peter J. Nerone	Vice President
Athena Purdon	Treasurer
Milissa Brennan	Chief Compliance Officer
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati, OH 45202.

Item 31.	Management Services
Not Applicable.

Item 32.	Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

14

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th of April, 2011.
ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)
By: /s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By: /s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 15, 2011

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director April 15, 2011

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 15, 2011

/s/ Michael J. Prager	Director
Michael J. Prager*	April 15, 2011

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 15, 2011

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact April 15, 2011

15

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

16